AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 13, 2020

File No. 333-100934
811-21250

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 18

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 50

Allstate Life of New York Variable Life Separate Account A
(Exact Name of Registrant)

Allstate Life Insurance Company of New York
(Name of Depositor)

878 Veteran's Memorial Highway, Suite 400
Hauppauge, New York 11788
631-357-8920
(Address and Telephone Number of Depositor's Principal Offices)

CT Corporation
208 South LaSalle Street, Suite 814
Chicago, IL 60604
(312) 345-4320
(Name, Address and Telephone Number of Agent for Service)

COPIES TO:

SONYA EKART, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
2920 SOUTH 84TH STREET
LINCOLN, NE 68506

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2020, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24 of the Investment Company Act of 1940.

Securities being offered - interests in Allstate Life of New York Variable Life Separate Account A of Allstate Life Insurance Company of New York under variable life insurance contracts.

Approximate date of proposed public offering: continuous.

Consultant Accumulator Variable Universal Life Prospectus
Flexible Premium Variable Universal Life Insurance Policies

Issued by:
Allstate Life Insurance Company of New York

In connection with:
Allstate Life of New York Variable Life Separate Account A

Street Address:
2940 S. 84th Street
Lincoln, NE 68506-4142

Mailing Address:
P.O. Box 660191
Dallas, TX 75266-0191

Telephone Number: 1-800-865-5237
Fax Number: 1-866-525-5433

This Prospectus describes information you should know before you purchase the Consultant Accumulator Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.
This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy.
Effective December 31, 2008, this product is no longer being offered for sale.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Allstate Life Insurance Company of New York. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Allstate Life Insurance Company of New York electronically by contacting Allstate Life Insurance Company of New York Customer Service at 1-800-865-5237.
You may elect to receive all future reports in paper free of charge. You can inform Allstate Life Insurance Company of New York that you wish to continue receiving paper copies of your shareholder reports by contacting Allstate Life Insurance Company of New York Customer Service at 1-800-865-5237. Your election to receive reports in paper will apply to all portfolio companies available under your contract.
The date of this Prospectus is May 1, 2020

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Table of Contents

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DISTRIBUTION	35
LEGAL PROCEEDINGS	35
LEGAL MATTERS	35
FINANCIAL STATEMENTS	35
CYBER SECURITY RISKS	36
GLOSSARY OF SPECIAL TERMS	37
WHERE YOU CAN FIND MORE INFORMATION	39
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.
Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 37 of this prospectus.

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Summary
Description of the Policy and Policy Benefits
1. What is a Flexible Premium Variable Universal Life Insurance Policy?
Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a “flexible premium” policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a “variable” policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.
2. What are the Premiums for this Policy?
You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy’s Face Amount and the Insured’s age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Safety Net Premium feature (discussed below), you must pay the cumulative Safety Net Premiums due. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see “Purchase of Policy and Premiums” on page 12 and “Federal Taxes” beginning on page 31.
You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.
If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see “Federal Taxes - Modified Endowment Contracts” on page 33.
3. What is the Safety Net Premium Feature?
We agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the cumulative Safety Net Premium amount shown in your Policy. If the Insured is age 60 or less at the Issue Date, the specified period is the first twenty Policy Years. Otherwise, it runs from the Issue Date until the next Policy Anniversary after the Insured’s 80th birthday. For additional discussion, see “Purchase of Policy and Premiums - Safety Net Premium” on page 12.
When the Safety Net Premium is not in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. For more detail please see “Lapse and Reinstatement” on page 26.
4. How is my Policy Value Determined?
Your Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in “Fee Tables” and described them in more detail in “Charges and Deductions” on page 27. For additional discussion of your Policy Value, please see “Policy Value” on page 13.
5. What are the Investment Choices for this Policy?
The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty (20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See “Investment and Fixed Account Options - The Sub-Accounts and the Portfolios” on page 17 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see “Risks of the Policy” on page 6 and “Transfers - Trading Limitations” on page 16.
6. How are my Premiums and Policy Value Allocated?
Before your Premiums are allocated to the Policy Value, we deduct a Premium Expense Charge of 5.25%. For more detail, see “Charges and Deductions” on page 27. The amount remaining after the deduction of the Premium Expense Charge is called the Net Premium.
When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See “Purchase of Policy and Premiums - Allocation of Premiums” on page 13.
Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described

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in “Purchase of Policy and Premiums - Allocation of Premiums” on page 13. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.
We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.
7. May I Transfer Policy Value Among the Sub-Accounts and the Fixed Account?
You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-268-5619. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers.
In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see “Transfers - Dollar Cost Averaging” on page 15.
8. What are the Death Benefit Options?
While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy’s Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy’s Face Amount plus the Policy Value on the Insured’s date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see “Policy Loans” on page 24 and “Death Benefits and Optional Insurance Benefits” on page 21.
9. How is the Death Benefit paid?
While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of one sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased, if for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.
10. Can I Increase or Decrease my Policy’s Face Amount?
Yes, you have considerable flexibility to increase or decrease your Policy’s Face Amount. You may request an increase and/or a decrease after the first Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $100,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see “Death Benefits and Optional Insurance Benefits - Change to Face Amount” on page 22. In addition, modifying your Policy’s Face Amount might have tax ramifications. For an additional discussion, please see “Federal Taxes” on page 31.
11. Do I have Access to the Value of my Policy?
Yes. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first nine Policy Years and the first nine years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see “Charges and Deductions - Surrender Charge” on page 29.
You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see “Surrenders and Withdrawals” on page 25.
Surrenders and withdrawals may have tax consequences. For an additional discussion, please see “Risks of the Policy” on page 6 and “Federal Taxes - Taxation of Policy Benefits” on page 31.
12. May I Take out a Policy Loan?
You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. For more detail, see “Policy Loans” on page 24.
13. Can I Exchange my Policy?
During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the

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same risk classification as the Policy. We will not charge you for this conversion. In addition, if at any time we make a material change to the investment policy of the separate account, you may exchange your Policy. We will notify you in writing of any such change and your exchange rights and you will have 60 days thereafter to execute a plan exchange.
14. Can I Cancel my Policy?
You may cancel your Policy by returning it to us within 10 days after you receive it. We refund the Premium paid. Your Policy contains specific information about your free-look rights. For more information, see “Cancellation and Conversion Rights - Free-Look Period,” on page 27.
Risks of the Policy
1. Is my Policy Value Guaranteed?
Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Safety Net Premium feature. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see “The Portfolios and Associated Risks” on page 7 and “Investment and Fixed Account Options” on page 17. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.
2. Is this Policy Suitable for Short-Term Savings?
No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
3. Can my Policy Lapse?
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See “Lapse and Reinstatement” on page 26. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See “Federal Taxes” on page 31.
4. Are There Risks Involved with Specialized Uses of the Policy?
Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long‑term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See “Federal Taxes” on page 31.
5. What are the Limitations on Withdrawal?
After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $500, and maximum partial withdrawal amounts may not reduce the Face Amount below $25,000. While the surrender charge does not apply to partial withdrawals, we impose a $10 service fee on each withdrawal. Please note that withdrawals reduce your Policy’s Death Benefit, See “Partial Withdrawals” on page 25. In addition, withdrawals may have tax consequences. See “Federal Taxes” on page 31.
6. What are the Limitations on Transfer?
We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $10 in certain circumstances. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See “Transfers - Market Timing and Excessive Trading” on page 16 and “Transfers - Trading Limitations” on page 16.
7. What are the Limitations or Charges on Surrender of the Policy?
You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in “Charges and Deductions-Surrender Charge” on page 29. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See “Federal Taxes” on page 31.

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8. What are the Risks of Taking a Policy Loan?
Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a Modified Endowment Contract for tax purposes, taking a Policy Loan may have tax consequences. See “Federal Taxes - Modified Endowment Contracts” on page 33.
9. What are the Tax Consequences of Buying this Policy?
Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.
Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59½. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see “Federal Taxes” on page 31.
The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.
The Portfolios And Associated Risks
1. What is a Portfolio?
Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”) or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see “Investment and Fixed Account Options - The Sub-Accounts and the Portfolios” on page 17.
2. What are the Risks of the Portfolios?
We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio’s investment policies and a comprehensive statement of each Portfolio’s risks may be found in its Prospectus. For additional information, please see “Investment and Fixed Account Options - The Sub-Accounts and the Portfolios” on page 17.
3. How can I Learn More about the Portfolios?
You should read the Portfolios’ current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios’ Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.

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Fee Tables
The following tables describe the fees and expenses that you pay when buying, owning and surrendering the Policy. The first table describes the maximum fees and expenses that you pay at the time that you buy or surrender the Policy or transfer cash value between investment options.

TRANSACTION FEES

Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge	When you pay a Premium.	5.25% of the Premium amount.

Surrender Charge (per $1000 of Face Amount) (1)	When you surrender your Policy during the first 9 Policy Years.

Minimum and Maximum Initial Surrender Charge:		Minimum: $3.32 per $1000. Maximum: $46.51 per $1000

Initial Surrender Charge for 45 year-old male non-smoker, $120,000 Face Amount		$19.31 per $1000.

Transfer Fee (2)	Second and each subsequent transfer in each calendar month.	$10.00 maximum; $0 current

Partial Withdrawal Service Fee	When you make a withdrawal.	$10.00 per withdrawal

Loan Interest (3)(4)	When you have a Policy Loan	Interest Rate on Preferred Loans 4% Interest Rate on Standard Loans 5%

(1)
The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Insured’s age at issue, sex and status as a smoker. An additional surrender charge applies to Face Amount increases.

The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)	Currently, we are waiving this fee.

(3)
When we make a Policy Loan, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. The amounts allocated to the Loan Account are currently credited with interest at 4%. For more information, see “Policy Loans” on page 24.

(4)	Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.

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The table below describes the fees and expenses that you pay periodically during the time that you own the Policy, not including the Portfolio fees and expenses. Each of these fees is calculated monthly and deducted from your Policy Value as part of the Monthly Deduction

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

Charge	When Charge is Deducted	Amount Deducted
Minimum and Maximum COI Charge (1):		Guaranteed: Minimum: $0.06 per $1000. Maximum: $83.33 per $1000.	Current: Minimum: $0.02 per $1000. Maximum: $31.99 per $1000

Minimum & Maximum COI Charge for a 45-year old Male Non-Smoker, $120,000 Face Amount		Guaranteed: Minimum: $0.29 per $1000. Maximum: $83.33 per $1000.	Current: Minimum: $0.23 per $1000. Maximum: $20.96 per $1000.

Administrative Expense Charge (per $1000 Initial Face Amount) (2)	Monthly during the first 10 Policy years	Minimum Annual Rate: $0.25 per $1000	Maximum Annual Rate: $2.50 per $1000

Administrative Expense Charge for a 45-year old Male Non-Smoker, $120,000 Face Amount	Monthly during the first 10 Policy years	Annual rate of : $0.96 per $1,000

Policy Fee	Monthly	Guaranteed: $10.00

Mortality and Expense Risk Charge (as a percentage of total monthly Sub-Account Value) (3)	Monthly	Annual Rate for Policy Years 1-10: 0.55%.	Annual Rate for Policy Years 11+: 0.15%

(1)
The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured’s circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see “Charges and Deductions” on page 27.

The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)	The monthly Administrative Expense Charge is 1/12 the annual rate. The maximum monthly rate for the Administrative Expense Charge is $0.21. The minimum monthly rate is $0.02.

(3)	The monthly mortality and expense risk charge is 0.046% for the first 10 Policy Years and 0.012% thereafter.
We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if, in our sole discretion, we determine that we will incur a tax from the operation of the Separate Account.

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OPTIONAL BENEFIT CHARGES
Currently, we are offering the following optional riders. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. The benefits provided under each rider are summarized in “Optional Insurance Benefits” beginning on page 23:

Optional Benefit	When Charge is Deducted	Amount Deducted

CHILDREN’S LEVEL TERM RIDER (per $1,000 unit of coverage	Monthly	$0.50 per unit

ACCIDENTAL DEATH BENEFIT RIDER (per $1,000 of benefit amount) (1)	Monthly

Minimum and maximum COI Charge:		Minimum COI: $0.02917 per $1,000 Maximum COI: $0.13083 per $1,000

Minimum and maximum COI Charge for a 45-year old male Non-Smoker, $120,000 face amount:		Minimum COI: $0.07000 per $1,000 Maximum COI: $0.13083 per $1,000

CONTINUATION OF PREMIUM RIDER (per $100 of benefit amount) (2)	Monthly

Minimum and maximum COI Charge:		Minimum COI: $0.23000 per $100 Maximum COI: $1.54000 per $100

Minimum and maximum COI Charge for a 45-year old male Non-Smoker, $120,000 face amount:		Minimum COI: $0.53 per $100 Maximum COI: $0.53 per $100

ADDITIONAL INSURED RIDER (per $1,000 of benefit amount) (3)	Monthly

Minimum and maximum COI Charge:		Guaranteed: Minimum COI: $0.05750 per $1,000 Maximum COI: $83.33333 per $1,000

Current: Minimum COI: $0.01833 per $1,000 Maximum COI: $33.67500 per $1,000

Minimum and Maximum COI Charge for a 45-year old male Non-Smoker, $120,000 face amount:		Current: Minimum COI: $0.05750 per $1,000 Maximum COI: $83.33333 per $1,000

Current: Minimum COI: $0.23216 per $1,000 Maximum COI: $22.06250 per $1,000

PRIMARY INSURED TERM INSURANCE BENEFIT RIDER (per $1,000 of benefit amount (4)	Monthly

Minimum and Maximum COI Charge:		Guaranteed: Minimum COI: $0.05750 per $1,000 Maximum COI: $83.33333 per $1,000

Current: Minimum COI: $0.01900 per $1,000 Maximum COI: $25.25583 per $1,000

Minimum and Maximum COI Charge for a 45-year old male Non-Smoker, $120,000 face amount:		Guaranteed: Minimum COI: $0.05750 per $1,000 Maximum COI: $83.33333 per $1,000

Current: Minimum COI: $0.06167 per $1,000 Maximum COI: $17.03083 per $1,000

ACCELERATED DEATH BENEFIT RIDER (5)	N/A	N/A

OVERLOAN PROTECTION RIDER (6)	N/A	N/A

(1)
The applicable charge depends on the Insured’s age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

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(2)
The applicable charge depends on the Insured’s sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(3)
The applicable charge depends on the Additional Insured’s age, sex and underwriting status when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(4)
The applicable charge depends on the Insured’s age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(5)	There is no additional cost for this Rider. The Accelerated Death Benefit Rider may be added to your Policy at any time.

(6)
The Overloan Protection Rider is available only for policies applied for on or after August 27, 2007. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted.

Portfolio Annual Expenses (as a percentage of Portfolio average daily net assets)
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

Portfolio Total Annual Operating Expenses

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.10%	1.72%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2019.

11 PROSPECTUS

Purchase of Policy and Premiums
Application for a Policy. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law.
We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.
If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.
Premium Payments. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.
After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in “Federal Taxes” beginning on page 31. Premiums must be sent to us at the address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.
Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.
Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the “Safety Net Premium” discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Safety Net Premium amount.
Premium Limits. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.
Paying too much Premium also could cause your Policy to be treated as a “modified endowment contract” for federal income tax purposes. See “Modified Endowment Contract” on page 13 for more information.
Safety Net Premium. The Safety Net Premium feature can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the Insured is age 60 or under at the Issue Date, the specified period is the first twenty Policy Years. Otherwise, the specified period runs until the Policy Anniversary after the Insured’s 80th birthday.
Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due. For additional discussion of lapse, please see “Lapse and Reinstatement” on page 26. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

12 PROSPECTUS

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.
If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends. We will notify you and you will be given 61 days to satisfy any shortfall. If such payments are not made during this period, the Safety Net Premium provision will terminate. Once the Safety Net Premium guarantee terminates, you cannot reinstate it and your Policy stays in force only as long as the Net Surrender Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see “Lapse and Reinstatement” on page 26.
Modified Endowment Contracts. Under certain circumstances, a Policy could be classified as a “modified endowment contract,” which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in “Federal Taxes - Modified Endowment Contracts.”
Your Policy could be a modified endowment contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy becoming a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.
Your Policy will be a modified endowment contract if it is issued to replace a modified endowment contract issued by another insurer. Payment of additional Premium in connection with a replacement also could cause your Policy to become a modified endowment contract. For more information, please consult your tax advisor, and see “Replacement of Modified Endowment Contracts” in the SAI.
Allocation of Premiums. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages, until you give us new allocation instructions.
Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.
We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.
We are required to return your Premium if you cancel your Policy during the “free-look” period. Currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the “free-look” period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see “Cancellation and Conversion Rights” on page 27.

Policy Value

General. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.
On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the SAI.
We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in “Allocation of Premiums” above.

13 PROSPECTUS

Accumulation Units. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account’s Accumulation Unit Value on the Valuation Date when the allocation occurs.
Accumulation Unit Value. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.
The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

(1)
equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

(2)	is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period.
Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.
Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit proceeds, in the following circumstances: (i) whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the Securities and Exchange Commission ("SEC"), so that disposal of the Separate Account’s investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.
In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 10 days, we add interest at our current rate from the time you asked for the Surrender Value.

Transfers

General. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 30, although currently we are waiving it.
You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.
Generally, we only make transfers on days when the NYSE and we are open for business. See “Policy Value” on page 13. If we receive your request on a day when the NYSE or we are not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE and we are open.
Special requirements apply to transfers from the Fixed Account. You may transfer one sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date and each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.
The maximum amount which may be transferred as one sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is: (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or (ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.
This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

14 PROSPECTUS

In addition, you may transfer 100% of the Fixed Account balance in one sum to the Sub-Account(s), if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.
Transfers Authorized by Telephone. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.
We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.
Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Policy is in force, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see “Transfers — General” on page 14 for a discussion of these restrictions.
The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.
Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account’s investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.
You may choose to rebalance monthly, quarterly, semi‑annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.
You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of the Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

15 PROSPECTUS

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.
If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.
Market Timing & Excessive Trading The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.
Trading Limitations. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Sub-Account’s underlying Portfolio.
We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will

16 PROSPECTUS

restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
Agreements to Share Information with Funds. Under the Investment Company Act of 1940, Allstate Life Insurance Company of New York (“Allstate New York”) has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Allstate New York’s trading policy. Under these agreements, Allstate New York is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner’s transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.
Short Term Trading Fees. The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

Investment and Fixed Account Options

The Sub-Accounts and the Portfolios. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.
Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.
Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.
We have briefly described the Portfolios below. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

17 PROSPECTUS

Sub-Accounts	Investment Objective	Investment Advisor
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I	The fund seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series II (1)	The fund seeks capital appreciation.
Invesco Oppenheimer VI Global Fund - Series II	The fund seeks capital appreciation.
Invesco Oppenheimer VI International Growth Fund - Series I	The fund seeks capital appreciation.
Invesco Oppenheimer VI Main Street Small Cap Fund® - Series I	The fund seeks capital appreciation.
Invesco V.I. American Franchise Fund - Series I	To seek capital growth.
Invesco V.I. Core Equity Fund - Series I	Long-term growth of capital.
Invesco V.I. Government Securities Fund - Series I	Total return comprised of current income and capital appreciation.
Invesco V.I. Growth and Income Fund - Series I	Seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund - Series I	Total return comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Long-term growth of capital.
Invesco V.I. Value Opportunities Fund - Series I	Long-term growth of capital.
THE ALGER PORTFOLIOS
Alger Capital Appreciation Portfolio - Class I-2	Long-term capital appreciation.	Fred Alger Management, Inc.
Alger Large Cap Growth Portfolio - Class I-2	Long-term capital appreciation.
Alger Mid Cap Growth Portfolio - Class I-2	Long-term capital appreciation.
ALPS VARIABLE INVESTMENT TRUST (2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	Capital appreciation.	ALPS Advisors, Inc.
Morningstar Balanced ETF Asset Allocation Portfolio Class I	Capital appreciation and some current income.
Morningstar Conservative ETF Asset Allocation Portfolio Class I	Current income and preservation of capital.
Morningstar Growth ETF Asset Allocation Portfolio Class I	Capital appreciation.
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	Current income and capital appreciation.
DEUTSCHE DWS INVESTMENTS VIT FUNDS
DWS Equity 500 Index VIP - Class A	To replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.	DWS Investment Management Americas Inc.
DWS Small Cap Index VIP - Class A	To replicate as closely as possible before deduction of expenses, performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.
DEUTSCHE DWS VARIABLE SERIES II
DWS Global Income Builder VIP - Class A	To maximize income while maintaining prospects for capital appreciation.	DWS Investment Management Americas Inc.

18 PROSPECTUS

Sub-Accounts	Investment Objective	Investment Advisor
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Asset Manager Portfolio - Initial Class	To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company (FMR)
Fidelity® VIP ContrafundSM Portfolio - Initial Class	Long-term capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM - Initial Class
Reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity® VIP Government Money Market Portfolio - Initial Class	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio - Initial Class	To achieve capital appreciation.
Fidelity® VIP Index 500 Portfolio - Initial Class	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Overseas Portfolio - Initial Class	Long-term growth of capital.
JANUS ASPEN SERIES
Janus Henderson Balanced Portfolio - Service Shares	Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Forty Portfolio - Institutional Shares	Long-term growth of capital.
Janus Henderson Global Research Portfolio - Service Shares	Long-term growth of capital.
Janus Henderson Mid Cap Value Portfolio - Service Shares	Capital appreciation.
Janus Henderson Overseas Portfolio - Service Shares	Long-term growth of capital.
LAZARD RETIREMENT SERIES , INC.
Lazard Retirement Emerging Markets Equity Portfolio	Long-term capital appreciation.	Lazard Asset Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Large Cap Value Portfolio - Class I (3)	Long-term growth of capital as its primary objective. Current income as a secondary objective.	Legg Mason Partners Fund Advisor, LLC
LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Variable Global High Yield Bond Portfolio - Class I	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC
MFS® VARIABLE INSURANCE TRUST
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® New Discovery Series - Initial Class	Seeks capital appreciation.
MFS® Total Return Series - Initial Class	Seeks total return.
MFS® Utilities Series - Initial Class (4)	Seeks total return.
MFS® Value Series - Initial Class (5)	Seeks capital appreciation.
MFS® VARIABLE INSURANCE TRUST II
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation.
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF Growth Portfolio - Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio - Class I	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio - Administrative Shares	Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio - Administrative Shares	Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

19 PROSPECTUS

Sub-Accounts	Investment Objective	Investment Advisor
PUTNAM VARIABLE TRUST
Putnam VT High Yield Fund - Class IA	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC
Putnam VT International Value Fund - Class IA	Capital growth. Current income is a secondary objective.
THE RYDEX VARIABLE TRUST
Guggenheim VT Long Short Equity Fund	Long-term capital appreciation.	Guggenheim Investments
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Blue Chip Growth Portfolio - I	Long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio - I	A high level of dividend income and long-term capital growth primarily through investment in stocks.
VANECK VIP TRUST
VanEck VIP Emerging Markets Fund - Initial Class	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.	Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund - Initial Class	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

(1)
Effective April 30, 2020, the Invesco V.I. Mid Cap Growth Fund - Series II is no longer available as an investment alternative. Therefore, the corresponding Invesco V.I. Mid Cap Growth Fund - Series II Sub-Account that invests in this Portfolio is closed and is no longer offered as of May 1, 2020. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Invesco V.I. Mid Cap Growth Fund - Series II as of May 1, 2020, will be transferred to the Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series II Sub-Account.

(2)
The Morningstar ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.

(3)	Effective December 5, 2014, ClearBridge Variable Fundamental All Cap Value Portfolio - Class I was merged into ClearBridge Variable Large Cap Value Portfolio - Class I.

(4)	Effective August 16, 2013, MFS® High Income Series - Initial Class was merged into MFS® Utilities - Initial Class.

(5)	Effective March 27, 2015, MFS® Investors Growth Stock Series - Initial Class was merged into MFS® Value Series - Initial Class.
Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of shareholders of the Portfolio. Please see the accompanying Prospectuses of the Portfolios for additional information.
We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Some of the Portfolios have been established by investment advisors, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.
Certain Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio’s Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.
Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.
In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.
If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

20 PROSPECTUS

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.
In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment advisor of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.
This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.
Additions, Deletions and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.
We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

•	to operate the Separate Account in any form permitted by law;

•	to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

•	to transfer assets from one Sub-Account to another, or to our general account;

•	to add, combine, or remove Sub-Accounts in the Separate Account;

•	to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in “Charges and Deductions”; and

•
to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.
The Fixed Account. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.
You may allocate part or all of your Premiums to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. Amounts allocated to the Fixed Account become part of the general assets of Allstate New York. Allstate New York invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.
We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 4%. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.

Death Benefits and Optional Insurance Benefits

Death Benefits. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in “Settlement Options,” we pay the Death Benefit proceeds in one sum or under an optional payment plan.
The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Please see “Optional Insurance Benefits” beginning on page 23. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.
Death Benefit Options. You may choose one of two Death Benefit Options:

21 PROSPECTUS

Option 1: the Death Benefit is the greater of: (a) the Face Amount of the Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.
Option 2: the Death Benefit is the greater of: (a) the Face Amount plus the Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.
Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 101% at age 94 or above.
Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.
Example of Applicable Corridor Percentage. The corridor percentages are set so as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:

EXAMPLES	A	B

Face Amount	$100,000	$100,000
Death Benefit Option	1	1
Insured's Age	45	45
Policy Value on Date of Death	$48,000	$34,000
Applicable Corridor Percentage	215%	215%
Death Benefit	$103,200	$100,000
In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.
In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the Policy Value of $34,000 multiplied by the corridor percentage of 215%).
Change to Death Benefit Option. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2. In addition, changes to the death benefit option may have tax consequences.  See “Federal Taxes - Modified Endowment Contracts” on page 33.
Change to Face Amount. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.
If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium.
To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount

22 PROSPECTUS

of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.
You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Surrender Charge” on page 29 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes” on page 31.
Optional Insurance Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a rider may also increase the Safety Net Premium amount for your Policy. The riders we currently offer are described below. All of these riders may be added to your Policy at any time except the Primary Insured Rider and the Overloan Protection Rider which are only available at Policy issue. In our discretion, we may offer additional riders or stop offering a rider. The Overloan Protection Rider is available only for policies applied for on or after August 27, 2007.

•	Children’s Level Term Rider.
This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 22nd birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22. The rider may be exchanged for a new term policy on the earlier of each child’s 22nd birthday, or the Insured’s age 65. We do not require evidence of insurability to exchange the rider.

•	Accidental Death Benefit Rider
Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider.

•	Continuation of Premium Rider.
Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

•	Additional Insured Term Rider.
This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 80. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

•	Primary Insured Term Rider
This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 80. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.
Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

•	Accelerated Death Benefit Rider, Terminal Illness.
This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

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(i) 50% of the Death Benefit as of the date the first request is paid; or
(ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.
The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:
(i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;
(ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;
(iii) pro-rata amount of any outstanding Policy Loan; and
(iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

•	Overloan Protection
If the rider benefit is elected under this rider, the Policy will not lapse even if Policy loans exceed the Surrender Value. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted. The rider benefit is only available if certain conditions are met. These conditions are;

1)	the Policy has been in force for at least 15 policy years;

2)	the Insured has attained age 75;

3)	the Death Benefit option for the Policy must be Option 1;

4)	the Policy Debt is greater than the Face Amount;

5)	the Policy Debt is more than 90% of the Surrender Value;

6)	the sum of all partial withdrawals must be at least equal to the sum of all Premiums paid;

7)	the Policy must not be a modified endowment contract (MEC) as defined by federal tax laws, and exercising the rider must not cause the Policy to become a MEC; and

8)	the Policy Debt is no more than 99.9% of the Surrender Value after the overloan protection election charge has been deducted from the Policy Value.

Policy Loans

General. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.
We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in “Policy Value — Postponement of Payments.”
When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. As of May 1, 2009, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.
Loan Interest. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.
You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 5.0% per year.
Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans. The initial surrender charge period expires when the surrender charge amount becomes zero as shown on the Policy Data pages of your policy.

24 PROSPECTUS

Loan Repayment. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.
If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled “Lapse and Reinstatement” below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax advisor for details.
Pre-Existing Loan. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.
If you transfer a Policy Loan from another insurer as part of Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:

Transferred Policy Value	$190,000
Transferred Policy Loan	$40,000
Surrender Value	$150,000
20% of Policy Value	$38,000
Preferred Loan	$38,000
Standard Loan	$2,000
Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.
Effect on Policy Value.    A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

Surrenders and Withdrawals

Surrenders. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.
The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions — Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in one sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.
Partial Withdrawal. General. While the Policy is in force after the first Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.
We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

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You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.
Effect on Face Amount. If you have selected Death Benefit Option 1, a partial withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.
Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.
Tax Consequences. The tax consequences of partial withdrawals are discussed in “Federal Taxes” below.

Settlement Options

We pay the surrender proceeds or Death Benefit proceeds under the Policy in one sum or under one of the Settlement Options that we then offer. The one sum payment may be paid in a single payment or deposited to an interest bearing account, if available. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.
The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3%. We may pay interest in excess of the guaranteed rate.
We currently offer the five Settlement Options described below:
Option A — Interest. We hold the proceeds, credit interest to them and pay out the funds when the person entitled to them requests.
Option B — Fixed Payments. We pay a selected monthly income until the proceeds, and any interest credits, are exhausted.
Option C — Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.
Option D — Joint and Survivor. We pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.
Option E — Period Certain. We pay the proceeds in monthly installments for a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.
In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.
You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured’s death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.

Maturity

The Policies have no Maturity Date. Your Policy will continue after the Insured reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions. Following the Insured’s 100th birthday, we will waive any cost of insurance charge, administrative expense charge, mortality and expense risk charge, or policy fee.

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Lapse and Reinstatement

Lapse and Grace Period. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Safety Net Premium feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.
At least 30 days before the end of the Grace Period, we send you a notice.
The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See “Death Benefits and Optional Insurance Benefits” on page 21. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.
Reinstatement. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.

Cancellation and Conversion Rights

Free-Look Period. You may cancel your Policy by returning it to us within ten (10) days after you receive it. If you return your Policy, the Policy terminates and we are required to send you the amount of your Premiums. Our current procedure is to allocate any Premium received before the end of the free-look period as described in “Allocation of Premium” above. In the future, however, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date. We will allocate Premiums received during that time to the Fixed Account.
Conversion. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment. In addition, you may convert your Policy to a non-variable universal life insurance policy if at any time the investment policy of the Separate Account should materially change. We will notify you in writing of any such change. You will have 60 days from the date of notification to exercise your conversion option.
The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.

Charges and Deductions

Premium Expense Charge. Before we allocate a Premium to the Policy Value, we subtract the Premium Expense Charge. The Premium Expense Charge equals 5.25% of all Premiums in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.
New York does not currently have a premium tax.
Monthly Deduction. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:

1)	the Policy Fee;

2)	the administrative expense charge;

3)	the mortality and expense risk charge;

4)	the cost of insurance charge for your Policy; and

5)	the cost of additional benefits provided by a rider, if any.

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We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.
Policy Fee. We will never raise the monthly policy fee to more than $10.00 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The Policy Fee is waived after the Insured’s age 100.
Administrative Expense Charge. The monthly Administrative Expense Charge applies for the first 10 Policy Years. The rate is set at Policy issue. The monthly Administrative Expense Charge rates are individualized depending on the Insured’s age at Policy Issue. The maximum monthly Administrative Expense Charge is $0.2083 per $1,000 of Face Amount and the maximum annual Administrative Expense Charge is $2.4996 per $1,000 of Face Amount. This charge covers administration expenses and issuance costs. A monthly Administrative Expense Charge is determined separately for each increase in Face Amount based on the Insured’s attained age at the time of the increase. The applicable charge applies for ten years from the date of the increase. The Administrative Expense Charge is waived after the Insured’s age 100.
Mortality and Expense Risk Charge. For the first ten Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.55% of the net Policy Value allocated to the Sub-Accounts. Thereafter, the annual rate is 0.15%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The Mortality and Expense Risk Charge is waived after the Insured’s Age 100.
Cost of Insurance Charge. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The net amount at risk is (a) – (b), where: (a) is the Death Benefit as of the current Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the current Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured’s age at issue of the Policy, Policy Year, sex and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in your Policy. Please see the following example.

Example (45-Year Old Non-Smoking Male):
Face Amount	$100,000
Death Benefit Option	1
Policy Value on the Current Monthly Deduction Day	$30,000
Insured’s Attained Age	45
Corridor Percentage	215%
Death Benefit	$100,000
On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 × 215% = $64,500). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) – $30,000).
Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $107,500 (215% × $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $57,149 (($107,500/ 1.0032737) – $50,000).
The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decreases in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy’s death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See “Policy Value” on page 13. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.
We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured’s age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

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We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above and further lower the current rate for Policies with a Face Amount of $1,000,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these breakpoints, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary (“1980 CSO”) Smoker and Non-Smoker Mortality Table based on the Insured’s sex and Age.
If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.
Beginning on the Policy Anniversary following the Insured’s 100th birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fees.
Rider Charges. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The rider charges are summarized in the table on page 10 of this Prospectus. For a description of the optional riders, see “Optional Insurance Benefits” beginning on page 23.
Separate Account Income Taxes. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.
Portfolio Charges. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in “Fee Tables” above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.
We receive compensation from the investment advisors or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios’ shares held by corresponding Sub-Accounts. These fees also may range up to 0.25% of net assets invested in the relevant Portfolio.
Surrender Charge. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.
Initial Surrender Charge. When we issue your Policy, we determine the initial surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured’s age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 45 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker	$19.31
Male Smoker	$23.49
Female Non-Smoker	$16.00
Female Smoker	$18.28
Accordingly, if the Insured were a male non-smoker age 45 and the Policy’s Face Amount were $100,000, the surrender charge initially would be $1,931.
The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker	$46.06
Male Smoker	$46.51
Female Non-Smoker	$42.56
Female Smoker	$46.33
If you surrender your Policy after nine Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender

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occurs. The applicable surrender charge percentage depends on the Insured’s sex, age when your Policy was issued, and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the Insured were 45 years old when your Policy was issued:

POLICY YEAR	Male, Nonsmoker Age 45	Male, Smoker Age 45	Female, Nonsmoker Age 45	Female, Smoker Age 45
1	100%	100%	100%	100%
2	100%	100%	100%	100%
3	100%	100%	100%	100%
4	85%	85%	85%	85%
5	71%	71%	71%	71%
6	57%	57%	57%	57%
7	43%	43%	43%	43%
8	29%	28%	28%	28%
9	15%	15%	14%	15%
10	0%	0%	0%	0%
Thus, in the example given above, if the Policy were surrendered during the 7th Policy Year, the surrender charge would equal [$830.33 ($1,931 × 43%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.
Surrender Charge on Increases in Initial Face Amount. If you increase the Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured’s age and smoking status at the time of the increase, rather than at the time your Policy was issued.
The surrender charge on the increase also decreases over a nine Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured’s Age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.
If you decrease the Face Amount, the applicable surrender charge remains the same.
We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.
The Premium Expense Charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the Premium Expense Charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.
We do not subtract any portion of the then applicable surrender charge from a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.
Transfer Fee. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.
We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

General Policy Provisions

Beneficiaries. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.
You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our

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files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.
If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.
Assignment. You may assign your Policy as collateral security. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.
Dividends. We do not pay any dividend under the Policies.

About Us

Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York is a stock life insurance company engaged in the business of writing life insurance. Our home office is located in Hauppauge, New York. Our administrative offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 660191, Dallas, TX 75266-0191. Please see also “General Information and History” in the SAI.
The Separate Account. Allstate Life of New York Variable Life Separate Account A is a segregated asset account of Allstate New York. Allstate New York owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Allstate New York other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Allstate New York’s other assets. Allstate New York is obligated to pay all amounts promised to Policy Owners under the Policies.
The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

Federal Taxes
Introduction. The following discussion is general and is not intended as tax advice. Allstate New York makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax advisor familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.
Taxation of the Company and the Separate Account. Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Allstate New York and its operations form a part of Allstate New York. Therefore, the Separate Account is not taxed separately as a “Regulated Investment Company” under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies to the extent permitted by federal tax law. Under current federal tax law, Allstate New York believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Allstate New York is legally required to accumulate and maintain in order to meet future obligations under the Policies. Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we incur tax associated with a Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.
Taxation of Policy Benefits. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary’s gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

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If the Death Benefit is not received in one sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary’s income, and amounts attributable to earnings on that income (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.
If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance. Allstate New York has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.
If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract’s death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see “Federal Taxes - Modified Endowment Contracts” on page 31.
If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured’s gross estate. Examples of incidents of ownership include the right to:

•	change beneficiaries,

•	assign the Policy,

•	revoke an assignment,

•	pledge the Policy, or

•	obtain a Policy loan.
If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.
The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.
Employer Owned Life Insurance (a.k.a. “COLI”). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by “Employers.” Although these policies are commonly referred to as Corporate Owned Life Insurance (“COLI”), the term “Employer” includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.
Generally, for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

•	the insured was an employee within 12 months of death;

•	proceeds are paid to the insured's beneficiary;

•	proceeds are used to buy back any equity interest owned by the insured at the time of death; or

•	the insured was a “highly compensated employee” or “highly compensated individual.”
For purposes of the COLI rules, “highly compensated employees” are:

•	more than 5% owners;

•	directors; and

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•	anyone else in the top 35% of employees ranked by pay.
“Highly compensated individuals” are individuals who are:

•	more than 10% owners;

•	one of the five highest paid officers; or

•	among the highest paid 35% of all employees.
The COLI provision also includes notice and consent requirements, and reporting requirements.
Modified Endowment Contracts. A life insurance policy is treated as a “Modified Endowment Contract” under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the “seven-pay” test of Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.
If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy’s death benefit and the addition or increase of certain riders, rate class changes, and certain changes to Death Benefit Options. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced or certain changes to Death Benefit Options occur during the first 7 years of the policy or during a “seven-pay period”, the seven-pay test will be applied as though the policy were initially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.
If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured’s death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

•	distributions made on or after the date on which the taxpayer attains age 59½;

•	distributions attributable to the taxpayer’s becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

•
any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.
Income Tax Withholding. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, code Section 1441 provides that Allstate New York, as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain payees may be subject to the Foreign Accounts Tax Compliance Act ("FATCA") which would require 30% mandatory withholding for certain entities. Please see your personal tax advisor for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners’ foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the United States and the non-resident alien’s country of residence. The United States does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions.
Diversification Requirements. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy

33 PROSPECTUS

for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Separate Account.
Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty (20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.
Generation-Skipping Transfer Tax. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.
Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of a life policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Tax Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Reportable Policy Sale and Transfers of Ownership to Foreign Owners. The Tax Cuts and Jobs Act of 2017 included additional reporting requirements for any reportable policy sale occurring after December 31, 2017. A Reportable Policy Sale occurs when a person (buyer) acquires, directly or indirectly, a life insurance contract or any interest in such a contract with no substantial family, business, or financial relationship with the insured. The buyer is required to provide us with information related to the reportable policy sale to ensure proper reporting on an IRS Form 1099-LS. Upon notification of a reportable policy sale, we have an information reporting obligation to file an IRS Form 1099-SB including the seller’s investment in the life policy and the surrender value of the life insurance policy as of the date of sale. The Tax Cuts and Jobs Act of 2017 also modified the transfer for value rules. The potential application of these requirements underscores the importance of seeking guidance from a qualified advisor before entering into a reportable policy sale. At time of death claim, the death benefits from these life insurance policies that are identified as Reportable Policy Sale contracts are required to be reported on an IRS Form 1099R as a Reportable Death Benefit under Section 6050Y. A Transfer of Ownership to a Foreign Owner requires us to file an IRS Form 1099-SB with the transferor’s investment in the life policy and the surrender value of the life insurance policy as of the date of transfer. A Foreign Owner is a person or entity that cannot provide us an IRS Form W-9 certifying they are a US citizen or resident alien. We require an original IRS Form W-8 to certify the owner’s foreign status.
Medicare Tax on Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received under the contract will be considered investment income for purposes of this surtax. You should consult a tax advisor about the impact of this tax on distributions from the Policy.

34 PROSPECTUS

Distribution

Allstate Distributors, L.L.C. (“ADLLC”), located at 3075 Sanders Road, Northbrook, IL 60062-7127, serves as distributor of the Policies. ADLLC, an affiliate of Allstate New York, is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
ADLLC does not sell Policies directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate New York in order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.
Allstate New York offered the Policies on a continuous basis until December 31, 2008. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives may be eligible for a trail commission of 0.70% of Policy Value on Policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on teh total premium payments. If you purchased a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured RIder is purchased.
To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.
Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contract that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.
Allstate New York does not pay ADLLC a commission for distribution of the Policies. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.

Legal Proceedings

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Allstate New York is engaged in routine lawsuits, which, in our management’s judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

Legal Matters
All matters of New York law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under New York law, have been passed upon by Angela K. Fontana, Vice President, General Counsel and Secretary of Allstate New York.

Financial Statements
The statements of net assets of each of the individual Sub-Accounts, which comprise the Separate Account, as of December 31, 2019, and the related statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two year period ended December 31, 2019 appear in the pages that follow. The financial statements of Allstate Life Insurance Company of New York as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the related financial statement schedules of Allstate Life Insurance Company of New York and the accompanying Reports of Independent Registered Public Accounting Firm are incorporated herein in sections Items 11(e) and 11(f) of Form S-1, SEC File No.

35 PROSPECTUS

333-224078, filed on April 1, 2020. The financial statements and schedules of Allstate Life Insurance Company of New York incorporated herein should be considered only as bearing upon the ability of Allstate Life Insurance Company of New York to meet its obligations under the Policies.
COVID-19 and its impacts implicate many of the risk factors set forth under “Item 3(c). Risks Factors’’ in our Form S-1, SEC File No.333-224078, filed on April 1, 2020 for the year ended December 31, 2019.  Risks related to a pandemic and economic uncertainty are described in our risk factors titled “A large-scale pandemic, the occurrence of terrorism or military actions may have an adverse effect on our business” and “Conditions in the global economy and capital markets could adversely affect our business and results of operations”. Currently, it is not possible to reliably estimate the length and severity of the pandemic or its impact to our operations, but the effects could be material.

Cyber Security Risks
We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you.   These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information. For more information about these cyber security risks, see the SAI.

36 PROSPECTUS

Glossary of Special Terms
Please refer to this list for the meaning of the following terms:
Accumulation Unit — An accounting unit of measurement, which we use to calculate the value of a Sub-Account.
Age — The Insured’s age at his or her last birthday.
Beneficiary(ies) — The person(s) named by you to receive the Death Benefit under the Policy. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent
Death Benefit — The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.
Face Amount — The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.
Fixed Account — The portion of the Policy Value allocated to our general account.
Grace Period — A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.
Insured — The person whose life is Insured under the Policy.
Issue Date — The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.
Loan Account — An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.
Maturity Date — The Policy does not have a Maturity Date.
Monthly Automatic Payment — A method of paying a Premium each month automatically, for example by bank draft or salary deduction.
Monthly Deduction — The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, administrative expense charge, mortality and expense risk charge, cost of insurance charge, and the cost of any benefit riders.
Monthly Deduction Day — The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.
Net Death Benefit — The Death Benefit, less any Policy Debt.
Net Investment Factor — The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.
Net Policy Value — The Policy Value, less any Policy Debt.
Net Premium — The Premium less the Premium Expense Charge.
Net Surrender Value — The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium feature is in effect.
Policy Anniversary — The same day and month as the Issue Date for each subsequent year the Policy remains in force.
Policy Debt — The sum of all unpaid Policy loans and accrued loan interest.
Policy Month — A one month period beginning on the same day of the month as the issue date of the policy.
Policy Owner (“You” “Your”) — The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.
Policy Value — The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.
Policy Year — Each twelve-month period beginning on the Issue Date and each Policy Anniversary.
Portfolio(s) — The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Premium — Amounts paid to us as premium for the Policy by you or on your behalf.

37 PROSPECTUS

SAI — Statement of Additional Information, which is attached to and incorporated by reference in this Prospectus.
Safety Net Premium — A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.
Separate Account — The Allstate Life of New York Variable Life Separate Account A, which is a segregated investment account of Allstate New York.
Sub-Account — A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.
Surrender Value — The Policy Value less any applicable surrender charges.
Tax Code — The Internal Revenue Code of 1986, as amended.
Valuation Date — Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.
Valuation Period — The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.
We, Us, Our — Our company, Allstate Life Insurance Company of New York, sometimes referred to as “Allstate New York.”
You, Your — The person having the rights and privileges of ownership in the Policy.

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Where You Can Find More Information
You can call us at 1-800-268-5619 to ask us questions, to request information about the Policy, and to obtain copies of the SAI, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.
We have filed an SAI with the SEC. The current SAI is dated May 1, 2020 The SAI contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You should read the SAI because you are bound by the terms contained in it.
We file reports and other information with the SEC. You may read and copy any document we file with the SEC, including the SAI, at the SEC’s public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.
Our SEC reports and other information about us are also available to the public at the SEC’s web site at http://www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC’s Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-2000.

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
through its Allstate Life of New York Variable Life Separate Account A
1940 Act File No. 811-21250
1933 Act File No. 333-100934

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Allstate Life Insurance Company of New York. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Allstate Life Insurance Company of New York electronically by contacting Allstate Life Insurance Company of New York Customer Service at 1-800-865-5237.
You may elect to receive all future reports in paper free of charge. You can inform Allstate Life Insurance Company of New York that you wish to continue receiving paper copies of your shareholder reports by contacting Allstate Life Insurance Company of New York Customer Service at 1-800-865-5237. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

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FIN449NY-17

STATEMENT OF ADDITIONAL INFORMATION
CONSULTANT ACCUMULATOR FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

DATE OF STATEMENT OF ADDITIONAL INFORMATION
AND RELATED PROSPECTUS:
May 1, 2020

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A ("Separate Account")
DEPOSITOR: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5237 or writing to us at the address immediately below.

The defined terms used in this Statement of Additional Information are as defined in the Prospectus.

Allstate Life Insurance Company of New York
P.O. Box 660191
Dallas, Texas 75266-0191

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

Description of Allstate Life Insurance Company of New York

State Regulation of Allstate New York

Allstate Life of New York Variable Life Separate Account A

EXPERTS

ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts

Computation of Policy Value

Transfers Authorized by Telephone

GENERAL POLICY PROVISIONS

Statements to Policy Owners

Limit on Right to Contest

Suicide

Misstatement as to Age and Sex

DISTRIBUTOR

DISTIBUTION OF THE POLICY

FINANCIAL STATEMENTS

CYBER SECURITY RISKS

GENERAL INFORMATION AND HISTORY
Description Of Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is the issuer of the Policy. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York.
Allstate New York is currently licensed to operate in New York and several other jurisdictions. We intend to offer the Policy only in New York. Our headquarters is located at 878 Veteran's Memorial Highway, Suite 400, Hauppauge, NY 11788-5107. Our service center is located in Lincoln, Nebraska (mailing address: on the first page of the prospectus).
Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.
State Regulation of Allstate New York. We are subject to the laws of New York State and regulated by the New York Department of Financial Services ("Insurance Department"). Every year we file an annual statement with the Insurance Department covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Insurance Department to verify our contract liabilities and reserves.
We also are examined periodically by the National Association of Insurance Commissioners. Our books and records are subject to review by the Insurance Department at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.
Allstate Life of New York Variable Life Account A. Allstate New York established the Allstate Life of New York Variable Life Separate Account A on December 15, 1995. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Allstate New York.
EXPERTS
The financial statements of each of the Sub-Accounts of Allstate Life of New York Variable Life Separate Account A Account of Allstate Life Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the financial statements and financial highlights. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, incorporated in this Prospectus by reference from the Allstate Life Insurance Company of New York’s Registration Statement on Form S-1 for the year ended December 31, 2019, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference (which report expresses an unqualified opinion on the financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in presentation and method of accounting for the recognition and measurement of financial assets and financial liabilities on January 1, 2018, due to adoption of FASB Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10)). Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY
Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.
Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Sub-Account will equal:

(1)	The total value of your Accumulation Units in the Sub-Account; plus

(2)	Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus

(3)	Any Policy Value transferred to the Sub-Account during the current Valuation Period; minus

(4)	Any Policy Value transferred from the Sub-Account during the current Valuation Period; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Sub-Account during the current Valuation Period; minus

(6)	The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Policy Month following the Monthly Deduction Day.
On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1)	Any Net Premium allocated to it, plus

(2)	Any Policy Value transferred to it from the Sub-Accounts; plus

(3)	Interest credited to it; minus

(4)	Any Policy Value transferred out of it; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6)	The portion of any Monthly Deduction allocated to the Fixed Account.
All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.
Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.
The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and we are open for business, at that day's price.
GENERAL POLICY PROVISIONS
Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.
In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.
Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.
Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.
DISTRIBUTOR
Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.
Allstate New York does not pay ADLLC a commission for distribution of the Policies. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out of services we provide on the Policies.

	2017	2018	2019
======================================	=======	=======	=======
======================================	=======	=======	=======
Commission paid to ADLLC that were paid to other broker-dealers and registered representatives	0	0	0
Commission kept by ADLLC	0	0	0
Other fees paid to ADLLC for distribution services	0	0	0

DISTRIBUTION OF THE POLICY
Allstate New York offered the Policies on a continuous basis until December 31, 2008. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives may be eligible for a trail commission of 0.70% of Policy Value on Policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchased a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.
FINANCIAL STATEMENTS
The statements of net assets of each of the individual Sub-Accounts, which comprise the Separate Account, as of December 31, 2019, and the related statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two year period ended December 31, 2019 appear in the pages that follow. The financial statements of Allstate Life Insurance Company of New York as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the related financial statement schedules of Allstate Life Insurance Company of New York and the accompanying Reports of Independent Registered Public Accounting

Firm are incorporated herein in sections Items 11(e) and 11(f) of Form S-1, SEC File No.333-224078, filed on April 1, 2020. The financial statements and schedules of Allstate Life Insurance Company of New York incorporated herein should be considered only as bearing upon the ability of Allstate Life Insurance Company of New York to meet its obligations under the Policies.
COVID-19 and its impacts implicate many of the risk factors set forth under “Item 3(c). Risks Factors’’ in our Form S-1, SEC File No.333-224078, filed on April 1, 2020 for the year ended December 31, 2019.  Risks related to a pandemic and economic uncertainty are described in our risk factors titled “A large-scale pandemic, the occurrence of terrorism or military actions may have an adverse effect on our business” and “Conditions in the global economy and capital markets could adversely affect our business and results of operations”. Currently, it is not possible to reliably estimate the length and severity of the pandemic or its impact to our operations, but the effects could be material.
CYBER SECURITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, we are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact us and our Policy Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Policy, but also with entities operating the Policy’s underlying funds and with third-party service providers to us. Cyber security failures originating with any of the entities involved with the offering and administration of the Policy may cause significant disruptions in the business operations related to the Policy. Potential impacts may include, but are not limited to, potential financial losses under the Policy, your inability to conduct transactions under the Policy and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Policy and/or the net asset value (“NAV”) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to us, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by us may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by us in enhancing and upgrading computer systems and systems security to prevent or following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Policy may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, we cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

NY Company Financials 2020

Allstate Life of New York Variable Life Separate Account A
Financial Statements as of December 31, 2019 and for the years ended December 31, 2019 and 2018, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Directors of Allstate Life Insurance Company and
Allstate Life Insurance Company of New York and the
Policyholders of Allstate Life of New York Variable Life Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Life of New York Variable Life Separate Account A (the “Account”) listed in Appendix A, as of December 31, 2019, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2019, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 27, 2020

We have served as the auditor of Allstate Life Insurance Company of New York (the sponsor Company) since 1995.

Appendix A

Allstate Life of New York Variable Life Separate Account A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AB VPS Growth and Income Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AB VPS International Growth Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AB VPS International Value Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AB VPS Small Cap Growth Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
AB VPS Small/Mid Cap Value Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alger Balanced Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alger Capital Appreciation Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alger Large Cap Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alger MidCap Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Alger Small Cap Growth Portfolio Class I-2	December 31, 2019	December 31, 2019	For the Period August 13, 2018* to December 31, 2018 and for the Year ended December 31, 2019	For the Period August 13, 2018* to December 31, 2018 and for the Year ended December 31, 2019
DWS Equity 500 Index VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Global Income Builder VIP Class A II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
DWS Small Cap Index VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Asset Manager Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP ContrafundSM Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	December 31, 2019	December 31, 2019	For the Period August 13, 2018* to December 31, 2018 and for the Year ended December 31, 2019	For the Period August 13, 2018* to December 31, 2018 and for the Year ended December 31, 2019
Fidelity® VIP Emerging Markets Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Equity-Income PortfolioSM Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Government Money Market Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Growth & Income Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Growth Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity® VIP High Income Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Index 500 Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Index 500 Portfolio Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Mid Cap Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Overseas Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Real Estate Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Fidelity® VIP Value Portfolio Initial Class	December 31, 2019	December 31, 2019	For the Period August 13, 2018* to December 31, 2018 and for the Year ended December 31, 2019	For the Period August 13, 2018* to December 31, 2018 and for the Year ended December 31, 2019
Fidelity® VIP Value Strategies Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Templeton Global Bond VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Templeton Income VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Templeton Mutual Shares VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Templeton Small Cap Value VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Templeton Strategic Income VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Franklin Templeton U.S. Government Securities VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Guggenheim VT U.S. Long Short Equity Fund	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Global Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco Oppenheimer V.I. Global Fund Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Fund® Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019 and Period from April 28, 2017* to December 31, 2017
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco Oppenheimer V.I. Total Return Bond Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. American Franchise	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. American Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Core Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Diversified Dividend Fund Series I	December 31, 2019	December 31, 2019	For the Year ended December 31, 2019	For the Year ended December 31, 2019
Invesco V.I. Government Securities	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Growth and Income Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. High Yield	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. International Growth Fund Series I	December 31, 2019	December 31, 2019	For the Period August 13, 2018* to December 31, 2018 and for the Year ended December 31, 2019	For the Period August 13, 2018* to December 31, 2018 and for the Year ended December 31, 2019
Invesco V.I. Mid Cap Core Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Mid Cap Growth Fund Series I	December 31, 2019	December 31, 2019	For the Year ended December 31, 2019	For the Year ended December 31, 2019
Invesco V.I. Mid Cap Growth Fund Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Invesco V.I. Value Opportunity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Balanced Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Balanced Portfolio Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Enterprise Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Janus Henderson Flexible Bond Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Forty Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Global Research Portfolio Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Global Technology Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Mid Cap Value Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Mid Cap Value Portfolio Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Overseas Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Overseas Portfolio Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Janus Henderson Research Portfolio Institutional Shares	December 31, 2019	December 31, 2019	For the Year ended December 31, 2019	For the Year ended December 31, 2019
Lazard Retirement Emerging Markets Equity Portfolio	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS® High Yield Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS® Investors Trust Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS® Mass. Investors Growth Stock Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Four Years ended December 31, 2019 and for the Period March 27, 2015* to December 31, 2015
MFS® New Discovery Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS® Total Return Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS® Utilities Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
MFS® Value Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morgan Stanley VIF Growth Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

Appendix A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morningstar Balanced ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morningstar Conservative ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morningstar Growth ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
PIMCO VIT Real Return Portfolio Admin. Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
PIMCO VIT Total Return Portfolio Admin. Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT High Yield Fund Class IA	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
Putnam VT International Value Fund Class IA	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
T. Rowe Price Blue Chip Growth Portfolio I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
T. Rowe Price Equity Income Portfolio I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
VanEck VIP Emerging Markets Fund Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019
VanEck VIP Global Hard Assets Fund Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Five Years Ended December 31, 2019

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Growth	International	International	Small Cap	Small/Mid Cap	Alger
	and Income	Growth	Value	Growth	Value	Balanced
	Class A	Class A	Class A	Class A	Class A	Class I-2
ASSETS
Investments, at fair value	$22,051	$29,627	$22,697	$46,254	$3,165	$12,549
Total assets	$22,051	$29,627	$22,697	$46,254	$3,165	$12,549
NET ASSETS
Accumulation units	$22,051	$29,627	$22,697	$46,254	$3,165	$12,549
Total net assets	$22,051	$29,627	$22,697	$46,254	$3,165	$12,549
FUND SHARE INFORMATION
Number of shares	728	1,261	1,580	2,322	177	799
Cost of investments	$20,485	$23,888	$21,799	$39,715	$3,404	$12,650
ACCUMULATION UNIT VALUE [1]
Lowest	$25.61	$11.77	$8.37	$38.72	$25.42	$12.32
Highest	$25.61	$11.77	$8.37	$38.72	$25.42	$19.96

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Growth	International	International	Small Cap	Small/Mid Cap	Alger
	and Income	Growth	Value	Growth	Value	Balanced
	Class A	Class A	Class A	Class A	Class A	Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$245	$150	$200	$—	$17	$177
Net investment income (loss)	245	150	200	—	17	177
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	387	1,292	570	3,472	1,096	1,748
Cost of investments sold	302	1,062	591	3,102	1,133	1,680
Realized gains (losses) on fund shares	85	230	(21)	370	(37)	68
Realized gain distributions	2,076	640	—	5,210	311	298
Net realized gains (losses)	2,161	870	(21)	5,580	274	366
Change in unrealized gains (losses)	1,631	5,224	2,954	6,502	209	1,211
Net realized and change in unrealized gains (losses) on investments	3,792	6,094	2,933	12,082	483	1,577
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$4,037	$6,244	$3,133	$12,082	$500	$1,754

[1]
The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Alger	Alger	Alger	Alger	DWS	DWS
	Capital	Large Cap	MidCap	Small Cap	Equity 500	Global Income
	Appreciation	Growth	Growth	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class I-2	Class I-2	Class I-2*	Class A	Class A II
ASSETS
Investments, at fair value	$292,006	$308,364	$399,077	$2,564	$188,836	$71,329
Total assets	$292,006	$308,364	$399,077	$2,564	$188,836	$71,329
NET ASSETS
Accumulation units	$292,006	$308,364	$399,077	$2,564	$188,836	$71,329
Total net assets	$292,006	$308,364	$399,077	$2,564	$188,836	$71,329
FUND SHARE INFORMATION
Number of shares	3,608	4,795	17,588	89	8,161	2,896
Cost of investments	$242,763	$246,379	$314,030	$2,650	$138,186	$65,788
ACCUMULATION UNIT VALUE
Lowest	$14.65	$27.02	$13.54	$14.83	$52.68	$22.63
Highest	$81.38	$40.58	$53.87	$14.83	$52.68	$22.63

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Alger	Alger	Alger	Alger	DWS	DWS
	Capital	Large Cap	MidCap	Small Cap	Equity 500	Global Income
	Appreciation	Growth	Growth	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class I-2	Class I-2	Class I-2*	Class A	Class A II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$4,087	$2,848
Net investment income (loss)	—	—	—	—	4,087	2,848
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	76,360	47,802	67,335	71	62,046	21,379
Cost of investments sold	57,481	38,936	43,494	64	48,078	20,740
Realized gains (losses) on fund shares	18,879	8,866	23,841	7	13,968	639
Realized gain distributions	31,983	5,684	42,942	120	10,007	85
Net realized gains (losses)	50,862	14,550	66,783	127	23,975	724
Change in unrealized gains (losses)	31,760	56,859	35,662	(81)	24,832	10,195
Net realized and change in unrealized gains (losses) on investments	82,622	71,409	102,445	46	48,807	10,919
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$82,622	$71,409	$102,445	$46	$52,894	$13,767

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2019.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	DWS	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM	Disciplined	Emerging	Equity-Income
	Index VIP	Manager Portfolio	Portfolio	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Class A	Initial Class	Initial Class*	Initial Class*	Initial Class	Initial Class*
ASSETS
Investments, at fair value	$53,247	$94,603	$1,005,345	$2,171	$25,226	$933,191
Total assets	$53,247	$94,603	$1,005,345	$2,171	$25,226	$933,191
NET ASSETS
Accumulation units	$53,247	$94,603	$1,005,345	$2,171	$25,226	$933,191
Total net assets	$53,247	$94,603	$1,005,345	$2,171	$25,226	$933,191
FUND SHARE INFORMATION
Number of shares	3,138	6,212	27,047	148	1,989	39,259
Cost of investments	$45,178	$92,120	$792,750	$2,055	$20,834	$826,276
ACCUMULATION UNIT VALUE
Lowest	$55.31	$30.28	$13.36	$11.98	$12.15	$12.68
Highest	$55.31	$30.28	$60.28	$11.98	$15.82	$39.45

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	DWS	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM	Disciplined	Emerging	Equity-Income
	Index VIP	Manager Portfolio	Portfolio	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Class A	Initial Class	Initial Class*	Initial Class*	Initial Class	Initial Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$544	$1,614	$4,314	$15	$357	$17,466
Net investment income (loss)	544	1,614	4,314	15	357	17,466
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11,826	6,623	133,069	6	1,499	100,913
Cost of investments sold	10,022	6,885	109,830	6	1,233	96,679
Realized gains (losses) on fund shares	1,804	(262)	23,239	—	266	4,234
Realized gain distributions	4,477	3,662	107,069	2	—	55,880
Net realized gains (losses)	6,281	3,400	130,308	2	266	60,114
Change in unrealized gains (losses)	4,923	9,606	119,879	118	4,217	131,499
Net realized and change in unrealized gains (losses) on investments	11,204	13,006	250,187	120	4,483	191,613
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$11,748	$14,620	$254,501	$135	$4,840	$209,079

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
ASSETS
Investments, at fair value	$506,147	$72,533	$1,170,089	$23,778	$1,005,702	$361,003
Total assets	$506,147	$72,533	$1,170,089	$23,778	$1,005,702	$361,003
NET ASSETS
Accumulation units	$506,147	$72,533	$1,170,089	$23,778	$1,005,702	$361,003
Total net assets	$506,147	$72,533	$1,170,089	$23,778	$1,005,702	$361,003
FUND SHARE INFORMATION
Number of shares	506,147	3,272	14,794	4,379	3,139	1,131
Cost of investments	$506,147	$64,548	$744,009	$24,037	$663,998	$253,443
ACCUMULATION UNIT VALUE
Lowest	$10.40	$24.83	$14.63	$20.31	$13.84	$28.87
Highest	$15.32	$24.83	$46.57	$20.31	$43.70	$28.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$9,978	$2,127	$2,861	$1,165	$17,649	$5,968
Net investment income (loss)	9,978	2,127	2,861	1,165	17,649	5,968
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	53,736	4,739	157,304	1,798	148,053	5,827
Cost of investments sold	53,736	4,340	103,601	1,852	101,262	3,274
Realized gains (losses) on fund shares	—	399	53,703	(54)	46,791	2,553
Realized gain distributions	—	4,523	68,656	—	12,538	4,333
Net realized gains (losses)	—	4,922	122,359	(54)	59,329	6,886
Change in unrealized gains (losses)	—	8,088	192,553	1,858	155,431	67,662
Net realized and change in unrealized gains (losses) on investments	—	13,010	314,912	1,804	214,760	74,548
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$9,978	$15,137	$317,773	$2,969	$232,409	$80,516

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP	Real	Fidelity® VIP	Value
	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class*	Initial Class
ASSETS
Investments, at fair value	$343,447	$61,699	$324,146	$40,847	$233	$9,551
Total assets	$343,447	$61,699	$324,146	$40,847	$233	$9,551
NET ASSETS
Accumulation units	$343,447	$61,699	$324,146	$40,847	$233	$9,551
Total net assets	$343,447	$61,699	$324,146	$40,847	$233	$9,551
FUND SHARE INFORMATION
Number of shares	26,078	1,872	14,014	2,064	15	718
Cost of investments	$333,080	$61,180	$259,379	$38,802	$215	$9,463
ACCUMULATION UNIT VALUE
Lowest	$10.97	$11.87	$11.75	$11.98	$12.36	$23.54
Highest	$20.36	$24.00	$27.64	$21.52	$12.36	$23.54

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP	Real	Fidelity® VIP	Value
	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class*	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$9,216	$500	$5,236	$665	$3	$141
Net investment income (loss)	9,216	500	5,236	665	3	141
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	45,321	5,037	21,683	5,792	140	880
Cost of investments sold	45,106	5,245	17,552	5,381	140	878
Realized gains (losses) on fund shares	215	(208)	4,131	411	—	2
Realized gain distributions	—	5,534	10,195	687	3	725
Net realized gains (losses)	215	5,326	14,326	1,098	3	727
Change in unrealized gains (losses)	21,262	5,346	51,397	4,667	18	1,552
Net realized and change in unrealized gains (losses) on investments	21,477	10,672	65,723	5,765	21	2,279
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$30,693	$11,172	$70,959	$6,430	$24	$2,420

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
ASSETS
Investments, at fair value	$29,305	$22,569	$4,221	$3,147	$54,575	$23,990
Total assets	$29,305	$22,569	$4,221	$3,147	$54,575	$23,990
NET ASSETS
Accumulation units	$29,305	$22,569	$4,221	$3,147	$54,575	$23,990
Total net assets	$29,305	$22,569	$4,221	$3,147	$54,575	$23,990
FUND SHARE INFORMATION
Number of shares	1,756	1,366	220	164	3,469	1,215
Cost of investments	$31,483	$21,689	$4,322	$3,234	$60,096	$23,702
ACCUMULATION UNIT VALUE
Lowest	$17.40	$19.47	$20.42	$19.79	$25.67	$27.53
Highest	$17.40	$19.47	$20.42	$19.79	$25.67	$27.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
NET INVESTMENT INCOME (LOSS)
Dividends	$2,016	$1,087	$69	$59	$614	$—
Net investment income (loss)	2,016	1,087	69	59	614	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,529	2,454	1,921	655	2,542	2,928
Cost of investments sold	2,777	2,402	2,064	630	2,968	3,160
Realized gains (losses) on fund shares	(248)	52	(143)	25	(426)	(232)
Realized gain distributions	—	313	370	275	7,707	2,687
Net realized gains (losses)	(248)	365	227	300	7,281	2,455
Change in unrealized gains (losses)	(1,138)	1,631	562	229	3,422	3,424
Net realized and change in unrealized gains (losses) on investments	(1,386)	1,996	789	529	10,703	5,879
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$630	$3,083	$858	$588	$11,317	$5,879

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco	Invesco
	Strategic	U.S. Government	VT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Income	Securities	Long Short	Conservat. Balanced	Disc. Mid Cap Gwth.	Global Fund
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I*	Fund Series I*	Series I*
ASSETS
Investments, at fair value	$13,705	$16,980	$29,722	$19,998	$180,652	$18,080
Total assets	$13,705	$16,980	$29,722	$19,998	$180,652	$18,080
NET ASSETS
Accumulation units	$13,705	$16,980	$29,722	$19,998	$180,652	$18,080
Total net assets	$13,705	$16,980	$29,722	$19,998	$180,652	$18,080
FUND SHARE INFORMATION
Number of shares	1,254	1,376	2,148	1,226	2,155	425
Cost of investments	$13,965	$18,031	$28,244	$18,521	$138,697	$16,538
ACCUMULATION UNIT VALUE
Lowest	$17.37	$13.82	$25.03	$14.34	$34.79	$23.83
Highest	$17.37	$13.82	$25.03	$14.34	$34.79	$23.83

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco	Invesco
	Strategic	U.S. Government	VT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Income	Securities	Long Short	Conservat. Balanced	Disc. Mid Cap Gwth.	Global Fund
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I*	Fund Series I*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$654	$509	$165	$419	$—	$146
Net investment income (loss)	654	509	165	419	—	146
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,404	626	977	2,922	5,877	2,908
Cost of investments sold	1,530	686	930	2,551	4,078	2,442
Realized gains (losses) on fund shares	(126)	(60)	47	371	1,799	466
Realized gain distributions	—	—	—	297	20,383	2,309
Net realized gains (losses)	(126)	(60)	47	668	22,182	2,775
Change in unrealized gains (losses)	443	427	1,324	1,807	28,690	1,675
Net realized and change in unrealized gains (losses) on investments	317	367	1,371	2,475	50,872	4,450
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$971	$876	$1,536	$2,894	$50,872	$4,596

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Strategic	Intl. Growth	Main Street	Main Street Small	Total Return Bond
	Series II*	Inc. Fund Series I*	Fund Series I*	Fund® Series I*	Cap Fund® Series I*	Fund Series I*
ASSETS
Investments, at fair value	$419,678	$6,812	$119,649	$9,949	$758,505	$8,559
Total assets	$419,678	$6,812	$119,649	$9,949	$758,505	$8,559
NET ASSETS
Accumulation units	$419,678	$6,812	$119,649	$9,949	$758,505	$8,559
Total net assets	$419,678	$6,812	$119,649	$9,949	$758,505	$8,559
FUND SHARE INFORMATION
Number of shares	10,004	1,371	48,836	338	32,526	1,079
Cost of investments	$349,483	$6,803	$99,188	$10,008	$678,379	$8,350
ACCUMULATION UNIT VALUE
Lowest	$36.94	$15.66	$16.72	$13.27	$28.80	$11.25
Highest	$36.94	$15.66	$55.08	$13.27	$63.01	$11.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Strategic	Intl. Growth	Main Street	Main Street Small	Total Return Bond
	Series II*	Inc. Fund Series I*	Fund Series I*	Fund® Series I*	Cap Fund® Series I*	Fund Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$2,515	$258	$1,180	$96	$1,383	$292
Net investment income (loss)	2,515	258	1,180	96	1,383	292
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	67,568	1,492	14,225	2,105	60,091	1,771
Cost of investments sold	53,707	1,569	12,268	2,254	54,763	1,773
Realized gains (losses) on fund shares	13,861	(77)	1,957	(149)	5,328	(2)
Realized gain distributions	56,809	—	5,787	1,439	63,877	—
Net realized gains (losses)	70,670	(77)	7,744	1,290	69,205	(2)
Change in unrealized gains (losses)	34,792	478	18,547	1,115	90,419	471
Net realized and change in unrealized gains (losses) on investments	105,462	401	26,291	2,405	159,624	469
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$107,977	$659	$27,471	$2,501	$161,007	$761

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

				Invesco V.I.		Invesco V.I.
	Invesco V.I.	Invesco V.I.		Diversified	Invesco V.I.	Growth and
	American	American	Invesco V.I.	Dividend Fund	Government	Income Fund
	Franchise	Value	Core Equity	Series I*	Securities	Series I
ASSETS
Investments, at fair value	$306,800	$5,338	$26,217	$62	$49,129	$296,452
Total assets	$306,800	$5,338	$26,217	$62	$49,129	$296,452
NET ASSETS
Accumulation units	$306,800	$5,338	$26,217	$62	$49,129	$296,452
Total net assets	$306,800	$5,338	$26,217	$62	$49,129	$296,452
FUND SHARE INFORMATION
Number of shares	4,569	335	750	2	4,232	15,529
Cost of investments	$227,591	$5,568	$24,116	$61	$49,457	$306,243
ACCUMULATION UNIT VALUE
Lowest	$26.70	$12.10	$25.33	$12.11	$12.27	$23.51
Highest	$26.70	$22.78	$25.33	$12.11	$12.27	$46.27

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

				Invesco V.I.		Invesco V.I.
	Invesco V.I.	Invesco V.I.		Diversified	Invesco V.I.	Growth and
	American	American	Invesco V.I.	Dividend Fund	Government	Income Fund
	Franchise	Value	Core Equity	Series I*	Securities	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$34	$227	$—	$1,177	$5,067
Net investment income (loss)	—	34	227	—	1,177	5,067
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	25,446	1,082	2,106	—	3,287	26,428
Cost of investments sold	16,778	1,141	1,761	—	3,404	25,832
Realized gains (losses) on fund shares	8,668	(59)	345	—	(117)	596
Realized gain distributions	39,083	355	2,764	—	—	30,167
Net realized gains (losses)	47,751	296	3,109	—	(117)	30,763
Change in unrealized gains (losses)	36,500	708	2,512	1	1,617	25,934
Net realized and change in unrealized gains (losses) on investments	84,251	1,004	5,621	1	1,500	56,697
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$84,251	$1,038	$5,848	$1	$2,677	$61,764

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

		Invesco V.I.		Invesco V.I.	Invesco V.I.
		International	Invesco V.I.	Mid Cap	Mid Cap	Invesco V.I.
	Invesco V.I.	Growth	Mid Cap	Growth Fund	Growth Fund	Value
	High Yield	Fund Series I*	Core Equity	Series I*	Series II	Opportunity
ASSETS
Investments, at fair value	$36,027	$571	$110,630	$79	$78,678	$75,354
Total assets	$36,027	$571	$110,630	$79	$78,678	$75,354
NET ASSETS
Accumulation units	$36,027	$571	$110,630	$79	$78,678	$75,354
Total net assets	$36,027	$571	$110,630	$79	$78,678	$75,354
FUND SHARE INFORMATION
Number of shares	6,659	15	9,083	14	14,817	13,456
Cost of investments	$35,657	$546	$114,731	$80	$65,852	$88,779
ACCUMULATION UNIT VALUE
Lowest	$11.18	$11.68	$29.58	$13.81	$38.03	$21.74
Highest	$15.44	$11.68	$29.58	$13.81	$38.03	$21.74

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		Invesco V.I.		Invesco V.I.	Invesco V.I.
		International	Invesco V.I.	Mid Cap	Mid Cap	Invesco V.I.
	Invesco V.I.	Growth	Mid Cap	Growth Fund	Growth Fund	Value
	High Yield	Fund Series I*	Core Equity	Series I*	Series II	Opportunity
NET INVESTMENT INCOME (LOSS)
Dividends	$1,974	$6	$534	$—	$—	$179
Net investment income (loss)	1,974	6	534	—	—	179
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	635	58	16,873	—	5,922	11,259
Cost of investments sold	630	54	17,856	—	4,078	13,394
Realized gains (losses) on fund shares	5	4	(983)	—	1,844	(2,135)
Realized gain distributions	—	25	11,721	3	11,047	15,839
Net realized gains (losses)	5	29	10,738	3	12,891	13,704
Change in unrealized gains (losses)	2,098	27	12,401	(1)	7,561	4,476
Net realized and change in unrealized gains (losses) on investments	2,103	56	23,139	2	20,452	18,180
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$4,077	$62	$23,673	$2	$20,452	$18,359

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Balanced	Janus Henderson	Enterprise	Flexible	Forty	Global Research
	Portfolio	Balanced Portfolio	Portfolio	Bond Portfolio	Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares	Service Shares
ASSETS
Investments, at fair value	$25,669	$449,125	$57,604	$20,021	$119,628	$59,625
Total assets	$25,669	$449,125	$57,604	$20,021	$119,628	$59,625
NET ASSETS
Accumulation units	$25,669	$449,125	$57,604	$20,021	$119,628	$59,625
Total net assets	$25,669	$449,125	$57,604	$20,021	$119,628	$59,625
FUND SHARE INFORMATION
Number of shares	650	10,770	674	1,685	2,696	1,079
Cost of investments	$21,567	$331,830	$48,968	$20,548	$99,143	$36,908
ACCUMULATION UNIT VALUE
Lowest	$13.34	$42.75	$35.04	$10.89	$15.18	$35.69
Highest	$26.34	$42.75	$35.04	$17.65	$58.59	$35.69

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Balanced	Janus Henderson	Enterprise	Flexible	Forty	Global Research
	Portfolio	Balanced Portfolio	Portfolio	Bond Portfolio	Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$466	$6,761	$93	$639	$179	$467
Net investment income (loss)	466	6,761	93	639	179	467
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,873	34,281	3,155	1,310	30,254	783
Cost of investments sold	4,799	25,966	2,920	1,386	26,911	429
Realized gains (losses) on fund shares	1,074	8,315	235	(76)	3,343	354
Realized gain distributions	671	10,463	2,436	—	10,204	3,246
Net realized gains (losses)	1,745	18,778	2,671	(76)	13,547	3,600
Change in unrealized gains (losses)	2,617	57,200	9,211	1,158	23,798	9,094
Net realized and change in unrealized gains (losses) on investments	4,362	75,978	11,882	1,082	37,345	12,694
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$4,828	$82,739	$11,975	$1,721	$37,524	$13,161

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global	Mid Cap Value	Mid Cap Value	Overseas	Overseas	Research
	Technology Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Institutional Shares*
ASSETS
Investments, at fair value	$42,439	$16,323	$158,004	$45,474	$94,661	$427
Total assets	$42,439	$16,323	$158,004	$45,474	$94,661	$427
NET ASSETS
Accumulation units	$42,439	$16,323	$158,004	$45,474	$94,661	$427
Total net assets	$42,439	$16,323	$158,004	$45,474	$94,661	$427
FUND SHARE INFORMATION
Number of shares	2,852	976	9,802	1,366	2,967	10
Cost of investments	$32,627	$15,992	$152,398	$40,785	$96,081	$413
ACCUMULATION UNIT VALUE
Lowest	$16.71	$12.32	$36.64	$9.92	$9.70	$14.49
Highest	$48.62	$24.07	$36.64	$9.92	$9.70	$14.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global	Mid Cap Value	Mid Cap Value	Overseas	Overseas	Research
	Technology Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Institutional Shares*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$155	$1,513	$719	$1,585	$—
Net investment income (loss)	—	155	1,513	719	1,585	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,182	498	18,345	6,885	13,676	238
Cost of investments sold	2,195	515	18,179	6,885	17,214	236
Realized gains (losses) on fund shares	987	(17)	166	—	(3,538)	2
Realized gain distributions	2,176	905	11,458	—	—	1
Net realized gains (losses)	3,163	888	11,624	—	(3,538)	3
Change in unrealized gains (losses)	7,970	2,130	24,939	8,573	22,635	15
Net realized and change in unrealized gains (losses) on investments	11,133	3,018	36,563	8,573	19,097	18
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$11,133	$3,173	$38,076	$9,292	$20,682	$18

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Lazard Retirement	Legg Mason	Legg Mason Western			MFS® Mass.
	Emerging	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors	Investors Growth
	Markets	Large Cap Value	Global High Yield	Yield Portfolio	Trust	Stock Portfolio
	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class	Initial Class
ASSETS
Investments, at fair value	$31,861	$169,789	$113,450	$61,211	$26,185	$90,949
Total assets	$31,861	$169,789	$113,450	$61,211	$26,185	$90,949
NET ASSETS
Accumulation units	$31,861	$169,789	$113,450	$61,211	$26,185	$90,949
Total net assets	$31,861	$169,789	$113,450	$61,211	$26,185	$90,949
FUND SHARE INFORMATION
Number of shares	1,448	7,986	15,757	10,701	787	4,028
Cost of investments	$28,687	$158,965	$118,944	$63,573	$19,785	$72,005
ACCUMULATION UNIT VALUE
Lowest	$61.68	$33.95	$25.78	$13.84	$38.97	$18.95
Highest	$61.68	$33.95	$25.78	$13.84	$38.97	$18.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Lazard Retirement	Legg Mason	Legg Mason Western			MFS® Mass.
	Emerging	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors	Investors Growth
	Markets	Large Cap Value	Global High Yield	Yield Portfolio	Trust	Stock Portfolio
	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$256	$2,768	$5,883	$3,373	$164	$472
Net investment income (loss)	256	2,768	5,883	3,373	164	472
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	869	28,836	17,885	3,242	694	2,857
Cost of investments sold	830	28,041	18,823	3,453	496	2,366
Realized gains (losses) on fund shares	39	795	(938)	(211)	198	491
Realized gain distributions	—	10,077	—	—	1,395	6,301
Net realized gains (losses)	39	10,872	(938)	(211)	1,593	6,792
Change in unrealized gains (losses)	4,446	26,898	10,380	4,803	4,502	18,764
Net realized and change in unrealized gains (losses) on investments	4,485	37,770	9,442	4,592	6,095	25,556
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$4,741	$40,538	$15,325	$7,965	$6,259	$26,028

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

					Morgan Stanley	Morgan Stanley
	MFS® New	MFS® Total			VIF Emerging	VIF
	Discovery	Return	MFS® Utilities	MFS® Value	Markets Equity	Growth
	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Portfolio Class I	Portfolio Class I
ASSETS
Investments, at fair value	$247,271	$127,341	$85,324	$77,630	$22,171	$126,470
Total assets	$247,271	$127,341	$85,324	$77,630	$22,171	$126,470
NET ASSETS
Accumulation units	$247,271	$127,341	$85,324	$77,630	$22,171	$126,470
Total net assets	$247,271	$127,341	$85,324	$77,630	$22,171	$126,470
FUND SHARE INFORMATION
Number of shares	12,193	5,114	2,425	3,705	1,387	3,533
Cost of investments	$201,433	$111,137	$67,729	$62,317	$19,843	$95,384
ACCUMULATION UNIT VALUE
Lowest	$79.85	$38.56	$76.72	$39.34	$10.98	$41.79
Highest	$79.85	$38.56	$76.72	$39.34	$10.98	$64.76

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

					Morgan Stanley	Morgan Stanley
	MFS® New	MFS® Total			VIF Emerging	VIF
	Discovery	Return	MFS® Utilities	MFS® Value	Markets Equity	Growth
	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Portfolio Class I	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$2,804	$3,186	$1,496	$221	$—
Net investment income (loss)	—	2,804	3,186	1,496	221	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	28,615	6,272	3,360	11,188	3,242	23,415
Cost of investments sold	21,103	5,451	2,740	8,494	2,881	16,722
Realized gains (losses) on fund shares	7,512	821	620	2,694	361	6,693
Realized gain distributions	39,890	3,192	234	3,149	1,422	7,176
Net realized gains (losses)	47,402	4,013	854	5,843	1,783	13,869
Change in unrealized gains (losses)	28,530	14,680	13,056	11,777	1,811	20,150
Net realized and change in unrealized gains (losses) on investments	75,932	18,693	13,910	17,620	3,594	34,019
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$75,932	$21,497	$17,096	$19,116	$3,815	$34,019

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	Morgan Stanley	Morningstar	Morningstar	Morningstar	Morningstar	Morningstar Income
	VIF U.S.	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF	and Growth ETF
	Real Estate	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
ASSETS
Investments, at fair value	$144,392	$391,038	$322,243	$63,151	$717,516	$137,616
Total assets	$144,392	$391,038	$322,243	$63,151	$717,516	$137,616
NET ASSETS
Accumulation units	$144,392	$391,038	$322,243	$63,151	$717,516	$137,616
Total net assets	$144,392	$391,038	$322,243	$63,151	$717,516	$137,616
FUND SHARE INFORMATION
Number of shares	6,584	31,663	30,690	5,649	64,525	13,901
Cost of investments	$111,356	$372,890	$329,807	$62,671	$702,592	$142,413
ACCUMULATION UNIT VALUE
Lowest	$53.32	$12.14	$11.58	$14.83	$11.92	$11.28
Highest	$53.32	$29.37	$23.30	$16.04	$27.11	$19.30

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	Morgan Stanley	Morningstar	Morningstar	Morningstar	Morningstar	Morningstar Income
	VIF U.S.	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF	and Growth ETF
	Real Estate	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$2,690	$6,672	$7,139	$1,373	$13,584	$3,249
Net investment income (loss)	2,690	6,672	7,139	1,373	13,584	3,249
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	12,177	47,484	114,222	10,496	43,951	59,406
Cost of investments sold	8,453	44,716	119,854	10,445	41,839	60,892
Realized gains (losses) on fund shares	3,724	2,768	(5,632)	51	2,112	(1,486)
Realized gain distributions	5,346	13,160	6,259	478	30,421	3,196
Net realized gains (losses)	9,070	15,928	627	529	32,533	1,710
Change in unrealized gains (losses)	11,799	47,368	42,806	3,883	67,275	14,140
Net realized and change in unrealized gains (losses) on investments	20,869	63,296	43,433	4,412	99,808	15,850
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$23,559	$69,968	$50,572	$5,785	$113,392	$19,099

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

	PIMCO VIT	PIMCO VIT Real	PIMCO VIT		Putnam
	Int. Bond	Return	Total Return	Putnam	VT International	T. Rowe Price
	U.S. Dollar-Hedged	Portfolio	Portfolio	VT High Yield	Value Fund	Blue Chip Growth
	Admin. Shares	Admin. Shares	Admin. Shares	Fund Class IA	Class IA	Portfolio I
ASSETS
Investments, at fair value	$50,788	$139,372	$271,687	$85,386	$33,551	$284,364
Total assets	$50,788	$139,372	$271,687	$85,386	$33,551	$284,364
NET ASSETS
Accumulation units	$50,788	$139,372	$271,687	$85,386	$33,551	$284,364
Total net assets	$50,788	$139,372	$271,687	$85,386	$33,551	$284,364
FUND SHARE INFORMATION
Number of shares	4,487	11,026	24,654	13,362	3,214	7,295
Cost of investments	$47,553	$140,199	$267,885	$85,964	$30,120	$135,182
ACCUMULATION UNIT VALUE
Lowest	$24.87	$18.77	$23.76	$35.02	$30.41	$50.73
Highest	$24.87	$18.77	$23.76	$35.02	$30.41	$50.73

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

	PIMCO VIT	PIMCO VIT Real	PIMCO VIT		Putnam
	Int. Bond	Return	Total Return	Putnam	VT International	T. Rowe Price
	U.S. Dollar-Hedged	Portfolio	Portfolio	VT High Yield	Value Fund	Blue Chip Growth
	Admin. Shares	Admin. Shares	Admin. Shares	Fund Class IA	Class IA	Portfolio I
NET INVESTMENT INCOME (LOSS)
Dividends	$879	$2,286	$8126	$4698	$837	$—
Net investment income (loss)	879	2,286	8,126	4,698	837	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,773	10,887	22,738	3,045	1,156	73,306
Cost of investments sold	3,447	11,342	22,452	3,167	1,057	34,904
Realized gains (losses) on fund shares	326	(455)	286	(122)	99	38,402
Realized gain distributions	339	—	—	—	1,590	7,108
Net realized gains (losses)	665	(455)	286	(122)	1,689	45,510
Change in unrealized gains (losses)	1,785	9,087	13,342	6,091	2,969	25,864
Net realized and change in unrealized gains (losses) on investments	2,450	8,632	13,628	5,969	4,658	71,374
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$3,329	$10,918	$21,754	$10,667	$5,495	$71,374

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2019

		VanEck VIP	VanEck VIP
	T. Rowe Price	Emerging	Global
	Equity Income	Markets	Hard Assets
	Portfolio I	Fund Initial Class	Fund Initial Class
ASSETS
Investments, at fair value	$517,012	$136,013	$49,749
Total assets	$517,012	$136,013	$49,749
NET ASSETS
Accumulation units	$517,012	$136,013	$49,749
Total net assets	$517,012	$136,013	$49,749
FUND SHARE INFORMATION
Number of shares	19,057	8,984	2,613
Cost of investments	$471,359	$108,044	$55,656
ACCUMULATION UNIT VALUE
Lowest	$45.42	$42.95	$22.15
Highest	$45.42	$42.95	$22.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

		VanEck VIP	VanEck VIP
	T. Rowe Price	Emerging	Global
	Equity Income	Markets	Hard Assets
	Portfolio I	Fund Initial Class	Fund Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$11,139	$599	$—
Net investment income (loss)	11,139	599	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	46,169	18,323	8,460
Cost of investments sold	40,835	15,816	11,479
Realized gains (losses) on fund shares	5,334	2,507	(3,019)
Realized gain distributions	30,478	2,970	—
Net realized gains (losses)	35,812	5,477	(3,019)
Change in unrealized gains (losses)	64,214	27,620	7,838
Net realized and change in unrealized gains (losses) on investments	100,026	33,097	4,819
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$111,165	$33,696	$4,819

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	AB VPS	AB VPS	AB VPS
	Growth	International	International
	and Income	Growth	Value
	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$245	$150	$200
Net realized gains (losses)	2,161	870	(21)
Change in unrealized gains (losses)	1,631	5,224	2,954
Increase (decrease) in net assets from operations	4,037	6,244	3,133
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,756	4,027	1,543
Benefit payments	—	—	—
Payments on termination	—	—	18
Loans	—	—	—
Policy maintenance charge	(2,866)	(2,808)	(940)
Transfers among the sub-accounts and with the Fixed Account - net	(45)	228	2,319
Increase (decrease) in net assets from policy transactions	1,845	1,447	2,940
INCREASE (DECREASE) IN NET ASSETS	5,882	7,691	6,073
NET ASSETS AT BEGINNING OF PERIOD	16,169	21,936	16,624
NET ASSETS AT END OF PERIOD	$22,051	$29,627	$22,697
Accumulation Units outstanding at beginning of period	782	2,378	2,326
Units issued	95	264	460
Units redeemed	(16)	(124)	(75)
Accumulation Units outstanding at end of period	861	2,518	2,711

	2019
	AB VPS	AB VPS
	Small Cap	Small/Mid Cap	Alger
	Growth	Value	Balanced
	Class A	Class A	Class I-2
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$17	$177
Net realized gains (losses)	5,580	274	366
Change in unrealized gains (losses)	6,502	209	1,211
Increase (decrease) in net assets from operations	12,082	500	1,754
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,500	1,760	5,506
Benefit payments	—	—	—
Payments on termination	(1,795)	—	—
Loans	211	—	—
Policy maintenance charge	(3,754)	(795)	(3,282)
Transfers among the sub-accounts and with the Fixed Account - net	(387)	(743)	638
Increase (decrease) in net assets from policy transactions	775	222	2,862
INCREASE (DECREASE) IN NET ASSETS	12,857	722	4,616
NET ASSETS AT BEGINNING OF PERIOD	33,397	2,443	7,933
NET ASSETS AT END OF PERIOD	$46,254	$3,165	$12,549
Accumulation Units outstanding at beginning of period	1,176	115	475
Units issued	119	55	314
Units redeemed	(100)	(45)	(97)
Accumulation Units outstanding at end of period	1,195	125	692

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Alger	Alger	Alger
	Capital	Large Cap	MidCap
	Appreciation	Growth	Growth
	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$—
Net realized gains (losses)	50,862	14,550	66,783
Change in unrealized gains (losses)	31,760	56,859	35,662
Increase (decrease) in net assets from operations	82,622	71,409	102,445
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	30,642	19,698	33,295
Benefit payments	—	—	—
Payments on termination	(61,520)	(28,545)	(59,128)
Loans	(5,885)	(2,058)	(1,035)
Policy maintenance charge	(20,899)	(15,115)	(20,544)
Transfers among the sub-accounts and with the Fixed Account - net	(1,477)	(9,058)	(1,619)
Increase (decrease) in net assets from policy transactions	(59,139)	(35,078)	(49,031)
INCREASE (DECREASE) IN NET ASSETS	23,483	36,331	53,414
NET ASSETS AT BEGINNING OF PERIOD	268,523	272,033	345,663
NET ASSETS AT END OF PERIOD	$292,006	$308,364	$399,077
Accumulation Units outstanding at beginning of period	5,448	8,703	8,919
Units issued	564	364	454
Units redeemed	(1,248)	(1,320)	(1,363)
Accumulation Units outstanding at end of period	4,764	7,747	8,010

	2019
	Alger	DWS	DWS
	Small Cap	Equity 500	Global Income
	Growth Portfolio	Index VIP	Builder VIP
	Class I-2*	Class A	Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$4,087	$2,848
Net realized gains (losses)	127	23,975	724
Change in unrealized gains (losses)	(81)	24,832	10,195
Increase (decrease) in net assets from operations	46	52,894	13,767
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,376	9,186	6,191
Benefit payments	—	—	—
Payments on termination	—	(58,949)	(19,624)
Loans	—	(220)	—
Policy maintenance charge	(507)	(6,755)	(5,239)
Transfers among the sub-accounts and with the Fixed Account - net	609	262	(66)
Increase (decrease) in net assets from policy transactions	2,478	(56,476)	(18,738)
INCREASE (DECREASE) IN NET ASSETS	2,524	(3,582)	(4,971)
NET ASSETS AT BEGINNING OF PERIOD	40	192,418	76,300
NET ASSETS AT END OF PERIOD	$2,564	$188,836	$71,329
Accumulation Units outstanding at beginning of period	4	4,792	4,051
Units issued	175	120	126
Units redeemed	(6)	(1,327)	(1,025)
Accumulation Units outstanding at end of period	173	3,585	3,152

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2019.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	DWS	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM
	Index VIP	Manager Portfolio	Portfolio
	Class A	Initial Class	Initial Class*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$544	$1,614	$4,314
Net realized gains (losses)	6,281	3,400	130,308
Change in unrealized gains (losses)	4,923	9,606	119,879
Increase (decrease) in net assets from operations	11,748	14,620	254,501
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,223	7,730	81,067
Benefit payments	—	—	(4,373)
Payments on termination	(10,874)	(5,245)	(106,196)
Loans	—	706	(2,480)
Policy maintenance charge	(2,555)	(4,381)	(49,329)
Transfers among the sub-accounts and with the Fixed Account - net	308	(2)	(2,648)
Increase (decrease) in net assets from policy transactions	(9,898)	(1,192)	(83,959)
INCREASE (DECREASE) IN NET ASSETS	1,850	13,428	170,542
NET ASSETS AT BEGINNING OF PERIOD	51,397	81,175	834,803
NET ASSETS AT END OF PERIOD	$53,247	$94,603	$1,005,345
Accumulation Units outstanding at beginning of period	1,165	3,170	19,837
Units issued	38	192	1,149
Units redeemed	(240)	(237)	(2,606)
Accumulation Units outstanding at end of period	963	3,125	18,380

	2019
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Disciplined	Emerging	Equity-Income
	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Initial Class*	Initial Class	Initial Class*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15	$357	$17,466
Net realized gains (losses)	2	266	60,114
Change in unrealized gains (losses)	118	4,217	131,499
Increase (decrease) in net assets from operations	135	4,840	209,079
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,131	10,105	64,463
Benefit payments	—	—	(4,007)
Payments on termination	—	(967)	(83,589)
Loans	—	(4)	792
Policy maintenance charge	(757)	(4,368)	(40,665)
Transfers among the sub-accounts and with the Fixed Account - net	647	784	(6,372)
Increase (decrease) in net assets from policy transactions	2,021	5,550	(69,378)
INCREASE (DECREASE) IN NET ASSETS	2,156	10,390	139,701
NET ASSETS AT BEGINNING OF PERIOD	15	14,836	793,490
NET ASSETS AT END OF PERIOD	$2,171	$25,226	$933,191
Accumulation Units outstanding at beginning of period	2	1,222	26,731
Units issued	180	564	973
Units redeemed	(1)	(113)	(2,941)
Accumulation Units outstanding at end of period	181	1,673	24,763

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Fidelity® VIP	Fidelity® VIP
	Government Money	Growth	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,978	$2,127	$2,861
Net realized gains (losses)	—	4,922	122,359
Change in unrealized gains (losses)	—	8,088	192,553
Increase (decrease) in net assets from operations	9,978	15,137	317,773
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	71,086	13,108	82,347
Benefit payments	—	—	—
Payments on termination	(34,473)	(2,221)	(143,534)
Loans	(3,877)	11,433	506
Policy maintenance charge	(36,490)	(6,525)	(58,709)
Transfers among the sub-accounts and with the Fixed Account - net	(3,576)	70	(3,812)
Increase (decrease) in net assets from policy transactions	(7,330)	15,865	(123,202)
INCREASE (DECREASE) IN NET ASSETS	2,648	31,002	194,571
NET ASSETS AT BEGINNING OF PERIOD	503,499	41,531	975,518
NET ASSETS AT END OF PERIOD	$506,147	$72,533	$1,170,089
Accumulation Units outstanding at beginning of period	35,759	2,175	29,255
Units issued	3,364	962	988
Units redeemed	(3,746)	(216)	(3,939)
Accumulation Units outstanding at end of period	35,377	2,921	26,304

	2019
	Fidelity® VIP
	High	Fidelity® VIP	Fidelity® VIP
	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,165	$17,649	$5,968
Net realized gains (losses)	(54)	59,329	6,886
Change in unrealized gains (losses)	1,858	155,431	67,662
Increase (decrease) in net assets from operations	2,969	232,409	80,516
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,831	78,048	76,379
Benefit payments	—	—	—
Payments on termination	(555)	(34,107)	(1,473)
Loans	—	(3,475)	(930)
Policy maintenance charge	(3,533)	(45,818)	(36,581)
Transfers among the sub-accounts and with the Fixed Account - net	30	43,631	(831)
Increase (decrease) in net assets from policy transactions	1,773	38,279	36,564
INCREASE (DECREASE) IN NET ASSETS	4,742	270,688	117,080
NET ASSETS AT BEGINNING OF PERIOD	19,036	735,014	243,923
NET ASSETS AT END OF PERIOD	$23,778	$1,005,702	$361,003
Accumulation Units outstanding at beginning of period	1,079	22,108	11,086
Units issued	184	7,552	1,644
Units redeemed	(92)	(4,296)	(225)
Accumulation Units outstanding at end of period	1,171	25,364	12,505

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Fidelity® VIP	Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP
	Bond Portfolio	Cap Portfolio	Overseas Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,216	$500	$5,236
Net realized gains (losses)	215	5,326	14,326
Change in unrealized gains (losses)	21,262	5,346	51,397
Increase (decrease) in net assets from operations	30,693	11,172	70,959
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	42,683	12,804	31,162
Benefit payments	(3,121)	—	(3,422)
Payments on termination	(28,715)	(1,080)	(11,502)
Loans	(6,879)	(1,596)	(2,754)
Policy maintenance charge	(23,855)	(8,845)	(14,795)
Transfers among the sub-accounts and with the Fixed Account - net	169	3,048	1,293
Increase (decrease) in net assets from policy transactions	(19,718)	4,331	(18)
INCREASE (DECREASE) IN NET ASSETS	10,975	15,503	70,941
NET ASSETS AT BEGINNING OF PERIOD	332,472	46,196	253,205
NET ASSETS AT END OF PERIOD	$343,447	$61,699	$324,146
Accumulation Units outstanding at beginning of period	18,524	2,377	11,716
Units issued	1,468	580	922
Units redeemed	(2,426)	(247)	(864)
Accumulation Units outstanding at end of period	17,566	2,710	11,774

	2019
	Fidelity® VIP		Fidelity® VIP
	Real	Fidelity® VIP	Value
	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class*	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$665	$3	$141
Net realized gains (losses)	1,098	3	727
Change in unrealized gains (losses)	4,667	18	1,552
Increase (decrease) in net assets from operations	6,430	24	2,420
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	8,382	377	2,140
Benefit payments	—	—	—
Payments on termination	(3,036)	—	(442)
Loans	5,945	—	—
Policy maintenance charge	(3,150)	(221)	(1,324)
Transfers among the sub-accounts and with the Fixed Account - net	(376)	47	(11)
Increase (decrease) in net assets from policy transactions	7,765	203	363
INCREASE (DECREASE) IN NET ASSETS	14,195	227	2,783
NET ASSETS AT BEGINNING OF PERIOD	26,652	6	6,768
NET ASSETS AT END OF PERIOD	$40,847	$233	$9,551
Accumulation Units outstanding at beginning of period	1,532	1	387
Units issued	754	30	59
Units redeemed	(293)	(12)	(40)
Accumulation Units outstanding at end of period	1,993	19	406

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,016	$1,087	$69
Net realized gains (losses)	(248)	365	227
Change in unrealized gains (losses)	(1,138)	1,631	562
Increase (decrease) in net assets from operations	630	3,083	858
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,468	2,967	1,284
Benefit payments	—	—	—
Payments on termination	(1,253)	(1,186)	(1,150)
Loans	242	492	(4)
Policy maintenance charge	(3,017)	(1,966)	(950)
Transfers among the sub-accounts and with the Fixed Account - net	349	11	6
Increase (decrease) in net assets from policy transactions	789	318	(814)
INCREASE (DECREASE) IN NET ASSETS	1,419	3,401	44
NET ASSETS AT BEGINNING OF PERIOD	27,886	19,168	4,177
NET ASSETS AT END OF PERIOD	$29,305	$22,569	$4,221
Accumulation Units outstanding at beginning of period	1,639	1,146	254
Units issued	192	149	59
Units redeemed	(147)	(136)	(106)
Accumulation Units outstanding at end of period	1,684	1,159	207

	2019
	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$59	$614	$—
Net realized gains (losses)	300	7,281	2,455
Change in unrealized gains (losses)	229	3,422	3,424
Increase (decrease) in net assets from operations	588	11,317	5,879
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,207	7,135	3,503
Benefit payments	—	—	—
Payments on termination	(386)	(1,647)	(1,648)
Loans	—	—	—
Policy maintenance charge	(905)	(4,705)	(2,543)
Transfers among the sub-accounts and with the Fixed Account - net	8	1,335	(56)
Increase (decrease) in net assets from policy transactions	(76)	2,118	(744)
INCREASE (DECREASE) IN NET ASSETS	512	13,435	5,135
NET ASSETS AT BEGINNING OF PERIOD	2,635	41,140	18,855
NET ASSETS AT END OF PERIOD	$3,147	$54,575	$23,990
Accumulation Units outstanding at beginning of period	164	2,031	902
Units issued	32	205	84
Units redeemed	(37)	(110)	(115)
Accumulation Units outstanding at end of period	159	2,126	871

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Franklin Templeton	Franklin Templeton	Guggenheim
	Strategic	U.S. Government	VT U.S.
	Income	Securities	Long Short
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$654	$509	$165
Net realized gains (losses)	(126)	(60)	47
Change in unrealized gains (losses)	443	427	1,324
Increase (decrease) in net assets from operations	971	876	1,536
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,257	925	2,190
Benefit payments	—	—	—
Payments on termination	(476)	—	(528)
Loans	246	—	—
Policy maintenance charge	(870)	(969)	(1,404)
Transfers among the sub-accounts and with the Fixed Account - net	(70)	229	124
Increase (decrease) in net assets from policy transactions	1,087	185	382
INCREASE (DECREASE) IN NET ASSETS	2,058	1,061	1,918
NET ASSETS AT BEGINNING OF PERIOD	11,647	15,919	27,804
NET ASSETS AT END OF PERIOD	$13,705	$16,980	$29,722
Accumulation Units outstanding at beginning of period	727	1,214	1,173
Units issued	146	60	56
Units redeemed	(84)	(46)	(41)
Accumulation Units outstanding at end of period	789	1,228	1,188

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Conservat. Balanced	Disc. Mid Cap Gwth.	Global Fund
	Fund Series I*	Fund Series I*	Series I*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$419	$—	$146
Net realized gains (losses)	668	22,182	2,775
Change in unrealized gains (losses)	1,807	28,690	1,675
Increase (decrease) in net assets from operations	2,894	50,872	4,596
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,925	12,212	3,078
Benefit payments	—	—	—
Payments on termination	(1,660)	(4,026)	(1,648)
Loans	—	(13)	—
Policy maintenance charge	(3,964)	(7,481)	(2,558)
Transfers among the sub-accounts and with the Fixed Account - net	7	(1,391)	(341)
Increase (decrease) in net assets from policy transactions	1,308	(699)	(1,469)
INCREASE (DECREASE) IN NET ASSETS	4,202	50,173	3,127
NET ASSETS AT BEGINNING OF PERIOD	15,796	130,479	14,953
NET ASSETS AT END OF PERIOD	$19,998	$180,652	$18,080
Accumulation Units outstanding at beginning of period	1,295	5,227	827
Units issued	312	167	67
Units redeemed	(212)	(201)	(135)
Accumulation Units outstanding at end of period	1,395	5,193	759

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Strategic	Intl. Growth
	Series II*	Inc. Fund Series I*	Fund Series I*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,515	$258	$1,180
Net realized gains (losses)	70,670	(77)	7,744
Change in unrealized gains (losses)	34,792	478	18,547
Increase (decrease) in net assets from operations	107,977	659	27,471
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	35,836	2,135	12,037
Benefit payments	—	—	—
Payments on termination	(57,788)	(257)	(11,356)
Loans	(2,574)	—	773
Policy maintenance charge	(20,699)	(1,580)	(7,625)
Transfers among the sub-accounts and with the Fixed Account - net	(4,126)	44	1,052
Increase (decrease) in net assets from policy transactions	(49,351)	342	(5,119)
INCREASE (DECREASE) IN NET ASSETS	58,626	1,001	22,352
NET ASSETS AT BEGINNING OF PERIOD	361,052	5,811	97,297
NET ASSETS AT END OF PERIOD	$419,678	$6,812	$119,649
Accumulation Units outstanding at beginning of period	12,850	411	3,977
Units issued	554	122	320
Units redeemed	(2,041)	(98)	(423)
Accumulation Units outstanding at end of period	11,363	435	3,874

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Main Street	Main Street Small	Total Return Bond
	Fund® Series I*	Cap Fund® Series I*	Fund Series I*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$96	$1,383	$292
Net realized gains (losses)	1,290	69,205	(2)
Change in unrealized gains (losses)	1,115	90,419	471
Increase (decrease) in net assets from operations	2,501	161,007	761
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,283	53,259	2,383
Benefit payments	—	—	—
Payments on termination	(1,209)	(51,854)	(1,352)
Loans	—	12,990	—
Policy maintenance charge	(1,352)	(33,554)	(1,268)
Transfers among the sub-accounts and with the Fixed Account - net	(54)	4,274	21
Increase (decrease) in net assets from policy transactions	(1,332)	(14,885)	(216)
INCREASE (DECREASE) IN NET ASSETS	1,169	146,122	545
NET ASSETS AT BEGINNING OF PERIOD	8,780	612,383	8,014
NET ASSETS AT END OF PERIOD	$9,949	$758,505	$8,559
Accumulation Units outstanding at beginning of period	875	12,875	781
Units issued	62	1,180	143
Units redeemed	(187)	(1,129)	(163)
Accumulation Units outstanding at end of period	750	12,926	761

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019

	Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.
	Franchise	Value	Core Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$34	$227
Net realized gains (losses)	47,751	296	3,109
Change in unrealized gains (losses)	36,500	708	2,512
Increase (decrease) in net assets from operations	84,251	1,038	5,848
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	17,220	1,793	2,410
Benefit payments	—	—	—
Payments on termination	(19,016)	(419)	(733)
Loans	773	(18)	(486)
Policy maintenance charge	(14,309)	(1,281)	(948)
Transfers among the sub-accounts and with the Fixed Account - net	(53)	123	(177)
Increase (decrease) in net assets from policy transactions	(15,385)	198	66
INCREASE (DECREASE) IN NET ASSETS	68,866	1,236	5,914
NET ASSETS AT BEGINNING OF PERIOD	237,934	4,102	20,303
NET ASSETS AT END OF PERIOD	$306,800	$5,338	$26,217
Accumulation Units outstanding at beginning of period	12,185	224	1,034
Units issued	422	69	95
Units redeemed	(1,118)	(50)	(94)
Accumulation Units outstanding at end of period	11,489	243	1,035

	2019
	Invesco V.I.		Invesco V.I.
	Diversified	Invesco V.I.	Growth and
	Dividend Fund	Government	Income Fund
	Series I*	Securities	Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$1,177	$5,067
Net realized gains (losses)	—	(117)	30,763
Change in unrealized gains (losses)	1	1,617	25,934
Increase (decrease) in net assets from operations	1	2,677	61,764
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	25	6,684	21,671
Benefit payments	—	—	—
Payments on termination	—	(1,997)	(20,932)
Loans	—	(110)	310
Policy maintenance charge	(10)	(4,047)	(13,600)
Transfers among the sub-accounts and with the Fixed Account - net	46	2,131	(1,214)
Increase (decrease) in net assets from policy transactions	61	2,661	(13,765)
INCREASE (DECREASE) IN NET ASSETS	62	5,338	47,999
NET ASSETS AT BEGINNING OF PERIOD	—	43,791	248,453
NET ASSETS AT END OF PERIOD	$62	$49,129	$296,452
Accumulation Units outstanding at beginning of period	—	3,787	7,113
Units issued	5	496	353
Units redeemed	—	(277)	(631)
Accumulation Units outstanding at end of period	5	4,006	6,835

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
		Invesco V.I.
		International	Invesco V.I.
	Invesco V.I.	Growth	Mid Cap
	High Yield	Fund Series I*	Core Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,974	$6	$534
Net realized gains (losses)	5	29	10,738
Change in unrealized gains (losses)	2,098	27	12,401
Increase (decrease) in net assets from operations	4,077	62	23,673
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,673	795	8,566
Benefit payments	—	—	—
Payments on termination	—	—	(11,658)
Loans	—	—	(430)
Policy maintenance charge	(2,107)	(401)	(4,620)
Transfers among the sub-accounts and with the Fixed Account - net	677	47	(2,575)
Increase (decrease) in net assets from policy transactions	2,243	441	(10,717)
INCREASE (DECREASE) IN NET ASSETS	6,320	503	12,956
NET ASSETS AT BEGINNING OF PERIOD	29,707	68	97,674
NET ASSETS AT END OF PERIOD	$36,027	$571	$110,630
Accumulation Units outstanding at beginning of period	2,184	7	4,137
Units issued	232	47	229
Units redeemed	(42)	(5)	(626)
Accumulation Units outstanding at end of period	2,374	49	3,740

	2019
	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Invesco V.I.
	Growth Fund	Growth Fund	Value
	Series I*	Series II	Opportunity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$179
Net realized gains (losses)	3	12,891	13,704
Change in unrealized gains (losses)	(1)	7,561	4,476
Increase (decrease) in net assets from operations	2	20,452	18,359
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	59	5,767	6,314
Benefit payments	—	—	—
Payments on termination	—	(829)	(2,253)
Loans	—	195	(2,195)
Policy maintenance charge	(23)	(3,042)	(4,428)
Transfers among the sub-accounts and with the Fixed Account - net	41	(4,068)	(961)
Increase (decrease) in net assets from policy transactions	77	(1,977)	(3,523)
INCREASE (DECREASE) IN NET ASSETS	79	18,475	14,836
NET ASSETS AT BEGINNING OF PERIOD	—	60,203	60,518
NET ASSETS AT END OF PERIOD	$79	$78,678	$75,354
Accumulation Units outstanding at beginning of period	—	2,121	3,635
Units issued	6	114	396
Units redeemed	—	(166)	(565)
Accumulation Units outstanding at end of period	6	2,069	3,466

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Janus Henderson		Janus Henderson
	Balanced	Janus Henderson	Enterprise
	Portfolio	Balanced Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$466	$6,761	$93
Net realized gains (losses)	1,745	18,778	2,671
Change in unrealized gains (losses)	2,617	57,200	9,211
Increase (decrease) in net assets from operations	4,828	82,739	11,975
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,722	35,600	13,132
Benefit payments	—	—	—
Payments on termination	(1,003)	(28,973)	(446)
Loans	(2,971)	(512)	11,419
Policy maintenance charge	(5,189)	(22,471)	(4,873)
Transfers among the sub-accounts and with the Fixed Account - net	136	(2,384)	(20)
Increase (decrease) in net assets from policy transactions	(1,305)	(18,740)	19,212
INCREASE (DECREASE) IN NET ASSETS	3,523	63,999	31,187
NET ASSETS AT BEGINNING OF PERIOD	22,146	385,126	26,417
NET ASSETS AT END OF PERIOD	$25,669	$449,125	$57,604
Accumulation Units outstanding at beginning of period	1,031	11,015	1,021
Units issued	204	395	723
Units redeemed	(245)	(904)	(100)
Accumulation Units outstanding at end of period	990	10,506	1,644

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Flexible	Forty	Global Research
	Bond Portfolio	Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$639	$179	$467
Net realized gains (losses)	(76)	13,547	3,600
Change in unrealized gains (losses)	1,158	23,798	9,094
Increase (decrease) in net assets from operations	1,721	37,524	13,161
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,351	10,025	3,600
Benefit payments	—	—	—
Payments on termination	(257)	(24,667)	(38)
Loans	—	195	—
Policy maintenance charge	(2,150)	(6,243)	(1,625)
Transfers among the sub-accounts and with the Fixed Account - net	189	(3,411)	(705)
Increase (decrease) in net assets from policy transactions	133	(24,101)	1,232
INCREASE (DECREASE) IN NET ASSETS	1,854	13,423	14,393
NET ASSETS AT BEGINNING OF PERIOD	18,167	106,205	45,232
NET ASSETS AT END OF PERIOD	$20,021	$119,628	$59,625
Accumulation Units outstanding at beginning of period	1,127	2,599	1,631
Units issued	99	139	62
Units redeemed	(76)	(597)	(23)
Accumulation Units outstanding at end of period	1,150	2,141	1,670

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Global	Mid Cap Value	Mid Cap Value
	Technology Portfolio	Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$155	$1,513
Net realized gains (losses)	3,163	888	11,624
Change in unrealized gains (losses)	7,970	2,130	24,939
Increase (decrease) in net assets from operations	11,133	3,173	38,076
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,966	4,351	12,752
Benefit payments	—	—	—
Payments on termination	(1,007)	—	(11,112)
Loans	5,705	(4)	1,027
Policy maintenance charge	(4,558)	(1,377)	(6,224)
Transfers among the sub-accounts and with the Fixed Account - net	357	589	(5,511)
Increase (decrease) in net assets from policy transactions	11,463	3,559	(9,068)
INCREASE (DECREASE) IN NET ASSETS	22,596	6,732	29,008
NET ASSETS AT BEGINNING OF PERIOD	19,843	9,591	128,996
NET ASSETS AT END OF PERIOD	$42,439	$16,323	$158,004
Accumulation Units outstanding at beginning of period	598	519	4,580
Units issued	493	294	282
Units redeemed	(79)	(30)	(549)
Accumulation Units outstanding at end of period	1,012	783	4,313

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Overseas	Overseas	Research
	Portfolio	Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$719	$1,585	$—
Net realized gains (losses)	—	(3,538)	3
Change in unrealized gains (losses)	8,573	22,635	15
Increase (decrease) in net assets from operations	9,292	20,682	18
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,229	8,594	545
Benefit payments	—	—	—
Payments on termination	—	(7,049)	—
Loans	6,454	(264)	—
Policy maintenance charge	(2,558)	(3,924)	(209)
Transfers among the sub-accounts and with the Fixed Account - net	422	(2,481)	73
Increase (decrease) in net assets from policy transactions	11,547	(5,124)	409
INCREASE (DECREASE) IN NET ASSETS	20,839	15,558	427
NET ASSETS AT BEGINNING OF PERIOD	24,635	79,103	—
NET ASSETS AT END OF PERIOD	$45,474	$94,661	$427
Accumulation Units outstanding at beginning of period	3,153	10,334	—
Units issued	2,194	995	47
Units redeemed	(764)	(1,570)	(18)
Accumulation Units outstanding at end of period	4,583	9,759	29

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Lazard Retirement	Legg Mason	Legg Mason Western
	Emerging	ClearBridge Variable	Assets Variable
	Markets	Large Cap Value	Global High Yield
	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$256	$2,768	$5,883
Net realized gains (losses)	39	10,872	(938)
Change in unrealized gains (losses)	4,446	26,898	10,380
Increase (decrease) in net assets from operations	4,741	40,538	15,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,114	13,362	10,274
Benefit payments	—	—	—
Payments on termination	—	(26,293)	(5,358)
Loans	(40)	384	(3,110)
Policy maintenance charge	(945)	(9,214)	(6,272)
Transfers among the sub-accounts and with the Fixed Account - net	222	(133)	(5,205)
Increase (decrease) in net assets from policy transactions	2,351	(21,894)	(9,671)
INCREASE (DECREASE) IN NET ASSETS	7,092	18,644	5,654
NET ASSETS AT BEGINNING OF PERIOD	24,769	151,145	107,796
NET ASSETS AT END OF PERIOD	$31,861	$169,789	$113,450
Accumulation Units outstanding at beginning of period	475	5,738	4,783
Units issued	57	226	333
Units redeemed	(15)	(963)	(715)
Accumulation Units outstanding at end of period	517	5,001	4,401

	2019
			MFS® Mass.
	MFS® High	MFS® Investors	Investors Growth
	Yield Portfolio	Trust	Stock Portfolio
	Initial Class	Series Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,373	$164	$472
Net realized gains (losses)	(211)	1,593	6,792
Change in unrealized gains (losses)	4,803	4,502	18,764
Increase (decrease) in net assets from operations	7,965	6,259	26,028
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,719	1,403	4,169
Benefit payments	—	—	—
Payments on termination	(1,196)	(123)	(281)
Loans	(1,396)	—	(138)
Policy maintenance charge	(3,583)	(974)	(3,345)
Transfers among the sub-accounts and with the Fixed Account - net	147	(33)	(745)
Increase (decrease) in net assets from policy transactions	(309)	273	(340)
INCREASE (DECREASE) IN NET ASSETS	7,656	6,532	25,688
NET ASSETS AT BEGINNING OF PERIOD	53,555	19,653	65,261
NET ASSETS AT END OF PERIOD	$61,211	$26,185	$90,949
Accumulation Units outstanding at beginning of period	4,443	664	4,820
Units issued	224	28	150
Units redeemed	(244)	(20)	(171)
Accumulation Units outstanding at end of period	4,423	672	4,799

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019

	MFS® New	MFS® Total
	Discovery	Return	MFS® Utilities
	Series Initial Class	Series Initial Class	Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$2,804	$3,186
Net realized gains (losses)	47,402	4,013	854
Change in unrealized gains (losses)	28,530	14,680	13,056
Increase (decrease) in net assets from operations	75,932	21,497	17,096
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	16,581	10,952	5,814
Benefit payments	—	—	—
Payments on termination	(22,591)	(3,917)	(229)
Loans	(1,952)	(670)	(550)
Policy maintenance charge	(9,656)	(6,533)	(4,280)
Transfers among the sub-accounts and with the Fixed Account - net	(1,082)	812	(1,271)
Increase (decrease) in net assets from policy transactions	(18,700)	644	(516)
INCREASE (DECREASE) IN NET ASSETS	57,232	22,141	16,580
NET ASSETS AT BEGINNING OF PERIOD	190,039	105,200	68,744
NET ASSETS AT END OF PERIOD	$247,271	$127,341	$85,324
Accumulation Units outstanding at beginning of period	3,372	3,284	1,121
Units issued	139	192	40
Units redeemed	(414)	(173)	(49)
Accumulation Units outstanding at end of period	3,097	3,303	1,112

	2019
		Morgan Stanley	Morgan Stanley
		VIF Emerging	VIF
	MFS® Value	Markets Equity	Growth
	Series Initial Class	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,496	$221	$—
Net realized gains (losses)	5,843	1,783	13,869
Change in unrealized gains (losses)	11,777	1,811	20,150
Increase (decrease) in net assets from operations	19,116	3,815	34,019
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,260	2,940	15,076
Benefit payments	—	—	—
Payments on termination	(10,559)	—	(19,676)
Loans	(378)	(3,000)	(828)
Policy maintenance charge	(3,298)	(1,208)	(7,383)
Transfers among the sub-accounts and with the Fixed Account - net	(61)	13	(508)
Increase (decrease) in net assets from policy transactions	(7,036)	(1,255)	(13,319)
INCREASE (DECREASE) IN NET ASSETS	12,080	2,560	20,700
NET ASSETS AT BEGINNING OF PERIOD	65,550	19,611	105,770
NET ASSETS AT END OF PERIOD	$77,630	$22,171	$126,470
Accumulation Units outstanding at beginning of period	2,162	2,137	2,288
Units issued	118	198	236
Units redeemed	(307)	(315)	(380)
Accumulation Units outstanding at end of period	1,973	2,020	2,144

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Morgan Stanley	Morningstar	Morningstar
	VIF U.S.	Aggressive Growth	Balanced ETF
	Real Estate	ETF Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,690	$6,672	$7,139
Net realized gains (losses)	9,070	15,928	627
Change in unrealized gains (losses)	11,799	47,368	42,806
Increase (decrease) in net assets from operations	23,559	69,968	50,572
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,277	113,343	104,646
Benefit payments	—	—	—
Payments on termination	(4,578)	(26,492)	(103,233)
Loans	(2,399)	(10,256)	(2,121)
Policy maintenance charge	(6,006)	(60,627)	(68,760)
Transfers among the sub-accounts and with the Fixed Account - net	(2,561)	3,510	8,529
Increase (decrease) in net assets from policy transactions	(3,267)	19,478	(60,939)
INCREASE (DECREASE) IN NET ASSETS	20,292	89,446	(10,367)
NET ASSETS AT BEGINNING OF PERIOD	124,100	301,592	332,610
NET ASSETS AT END OF PERIOD	$144,392	$391,038	$322,243
Accumulation Units outstanding at beginning of period	2,769	19,479	21,947
Units issued	174	4,189	3,558
Units redeemed	(235)	(2,718)	(6,940)
Accumulation Units outstanding at end of period	2,708	20,950	18,565

	2019
	Morningstar	Morningstar	Morningstar Income
	Conservative ETF	Growth ETF	and Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,373	$13,584	$3,249
Net realized gains (losses)	529	32,533	1,710
Change in unrealized gains (losses)	3,883	67,275	14,140
Increase (decrease) in net assets from operations	5,785	113,392	19,099
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	19,075	193,052	57,756
Benefit payments	—	—	—
Payments on termination	(7,600)	(21,352)	(57,670)
Loans	—	(5,730)	—
Policy maintenance charge	(11,313)	(95,681)	(27,019)
Transfers among the sub-accounts and with the Fixed Account - net	(966)	7,421	(1,944)
Increase (decrease) in net assets from policy transactions	(804)	77,710	(28,877)
INCREASE (DECREASE) IN NET ASSETS	4,981	191,102	(9,778)
NET ASSETS AT BEGINNING OF PERIOD	58,170	526,414	147,394
NET ASSETS AT END OF PERIOD	$63,151	$717,516	$137,616
Accumulation Units outstanding at beginning of period	4,304	35,172	10,287
Units issued	679	8,021	2,091
Units redeemed	(725)	(2,573)	(3,804)
Accumulation Units outstanding at end of period	4,258	40,620	8,574

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	PIMCO VIT	PIMCO VIT Real	PIMCO VIT
	Int. Bond	Return	Total Return
	U.S. Dollar-Hedged	Portfolio	Portfolio
	Admin. Shares	Admin. Shares	Admin. Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$879	$2,286	$8,126
Net realized gains (losses)	665	(455)	286
Change in unrealized gains (losses)	1,785	9,087	13,342
Increase (decrease) in net assets from operations	3,329	10,918	21,754
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,262	12,722	22,704
Benefit payments	—	—	—
Payments on termination	(2,907)	(7,624)	(12,151)
Loans	181	(913)	(1,315)
Policy maintenance charge	(3,056)	(6,517)	(13,390)
Transfers among the sub-accounts and with the Fixed Account - net	268	1,010	(3,162)
Increase (decrease) in net assets from policy transactions	748	(1,322)	(7,314)
INCREASE (DECREASE) IN NET ASSETS	4,077	9,596	14,440
NET ASSETS AT BEGINNING OF PERIOD	46,711	129,776	257,247
NET ASSETS AT END OF PERIOD	$50,788	$139,372	$271,687
Accumulation Units outstanding at beginning of period	2,010	7,497	11,733
Units issued	186	524	668
Units redeemed	(154)	(596)	(966)
Accumulation Units outstanding at end of period	2,042	7,425	11,435

	2019
		Putnam
	Putnam	VT International	T. Rowe Price
	VT High Yield	Value Fund	Blue Chip Growth
	Fund Class IA	Class IA	Portfolio I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,698	$837	$—
Net realized gains (losses)	(122)	1,689	45,510
Change in unrealized gains (losses)	6,091	2,969	25,864
Increase (decrease) in net assets from operations	10,667	5,495	71,374
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,586	3,246	15,148
Benefit payments	—	—	—
Payments on termination	(2,132)	(303)	(11,228)
Loans	72	—	(587)
Policy maintenance charge	(3,668)	(1,455)	(12,481)
Transfers among the sub-accounts and with the Fixed Account - net	942	302	(57,283)
Increase (decrease) in net assets from policy transactions	1,800	1,790	(66,431)
INCREASE (DECREASE) IN NET ASSETS	12,467	7,285	4,943
NET ASSETS AT BEGINNING OF PERIOD	72,919	26,266	279,421
NET ASSETS AT END OF PERIOD	$85,386	$33,551	$284,364
Accumulation Units outstanding at beginning of period	2,386	1,041	7,154
Units issued	145	105	149
Units redeemed	(93)	(43)	(1,698)
Accumulation Units outstanding at end of period	2,438	1,103	5,605

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
		VanEck VIP	VanEck VIP
	T. Rowe Price	Emerging	Global
	Equity Income	Markets	Hard Assets
	Portfolio I	Fund Initial Class	Fund Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,139	$599	$—
Net realized gains (losses)	35,812	5,477	(3,019)
Change in unrealized gains (losses)	64,214	27,620	7,838
Increase (decrease) in net assets from operations	111,165	33,696	4,819
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	34,806	11,869	10,235
Benefit payments	—	—	—
Payments on termination	(36,885)	(7,157)	(240)
Loans	(3,864)	(3,927)	(2,246)
Policy maintenance charge	(20,996)	(6,100)	(3,587)
Transfers among the sub-accounts and with the Fixed Account - net	2,510	(6,217)	1,575
Increase (decrease) in net assets from policy transactions	(24,429)	(11,532)	5,737
INCREASE (DECREASE) IN NET ASSETS	86,736	22,164	10,556
NET ASSETS AT BEGINNING OF PERIOD	430,276	113,849	39,193
NET ASSETS AT END OF PERIOD	$517,012	$136,013	$49,749
Accumulation Units outstanding at beginning of period	11,974	3,462	1,979
Units issued	533	174	671
Units redeemed	(1,124)	(469)	(404)
Accumulation Units outstanding at end of period	11,383	3,167	2,246

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	AB VPS	AB VPS	AB VPS
	Growth	International	International
	and Income	Growth	Value
	Class A	Class A	Class A
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$176	$168	$301
Net realized gains (losses)	2,288	254	60
Change in unrealized gains (losses)	(3,409)	(4,868)	(5,082)
Increase (decrease) in net assets from operations	(945)	(4,446)	(4,721)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,341	4,019	1,345
Benefit payments	—	—	—
Payments on termination	(869)	—	—
Loan	—	—	—
Policy maintenance charge	(3,019)	(2,730)	(932)
Transfers among the sub-accounts and with the Fixed Account - net	(96)	838	1,560
Increase (decrease) in net assets from policy transactions	357	2,127	1,973
INCREASE (DECREASE) IN NET ASSETS	(588)	(2,319)	(2,748)
NET ASSETS AT BEGINNING OF PERIOD	16,757	24,255	19,372
NET ASSETS AT END OF PERIOD	$16,169	$21,936	$16,624
Accumulation Units outstanding at beginning of period	765	2,171	2,093
Units issued	81	316	286
Units redeemed	(64)	(109)	(53)
Accumulation Units outstanding at end of period	782	2,378	2,326

	2018
	AB VPS	AB VPS
	Small Cap	Small/Mid Cap	Alger
	Growth	Value	Balanced
	Class A	Class A	Class I-2
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$12	$345
Net realized gains (losses)	2,263	258	1,237
Change in unrealized gains (losses)	(2,745)	(701)	(1,862)
Increase (decrease) in net assets from operations	(482)	(431)	(280)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,404	1,912	4,229
Benefit payments	—	—	—
Payments on termination	(1,246)	—	(599)
Loan	(200)	(560)	—
Policy maintenance charge	(3,768)	(717)	(2,425)
Transfers among the sub-accounts and with the Fixed Account - net	(1,137)	(352)	348
Increase (decrease) in net assets from policy transactions	1,053	283	1,553
INCREASE (DECREASE) IN NET ASSETS	571	(148)	1,273
NET ASSETS AT BEGINNING OF PERIOD	32,826	2,591	6,660
NET ASSETS AT END OF PERIOD	$33,397	$2,443	$7,933
Accumulation Units outstanding at beginning of period	1,146	104	386
Units issued	189	62	196
Units redeemed	(159)	(51)	(107)
Accumulation Units outstanding at end of period	1,176	115	475

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Alger	Alger	Alger
	Capital	Large Cap	MidCap
	Appreciation	Growth	Growth
	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$248	$—	$—
Net realized gains (losses)	69,757	59,342	77,057
Change in unrealized gains (losses)	(65,413)	(51,381)	(102,337)
Increase (decrease) in net assets from operations	4,592	7,961	(25,280)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	30,900	21,695	35,526
Benefit payments	—	—	—
Payments on termination	(49,324)	(9,398)	(22,426)
Loans	2,175	(8,191)	(19,343)
Policy maintenance charge	(20,620)	(15,825)	(21,784)
Transfers among the sub-accounts and with the Fixed Account - net	(4,853)	(5,011)	(3,599)
Increase (decrease) in net assets from policy transactions	(41,722)	(16,730)	(31,626)
INCREASE (DECREASE) IN NET ASSETS	(37,130)	(8,769)	(56,906)
NET ASSETS AT BEGINNING OF PERIOD	305,653	280,802	402,569
NET ASSETS AT END OF PERIOD	$268,523	$272,033	$345,663
Accumulation Units outstanding at beginning of period	5,943	9,183	9,562
Units issued	454	402	514
Units redeemed	(949)	(882)	(1,157)
Accumulation Units outstanding at end of period	5,448	8,703	8,919

	2018
	Alger	DWS	DWS
	Small Cap	Equity 500	Global Income
	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class A	Class A II
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$3,520	$3,265
Net realized gains (losses)	1	22,303	8,086
Change in unrealized gains (losses)	(3)	(34,697)	(17,745)
Increase (decrease) in net assets from operations	(2)	(8,874)	(6,394)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	59	10,261	8,322
Benefit payments	—	—	—
Payments on termination	—	(6,507)	(6,786)
Loans	—	(1,751)	625
Policy maintenance charge	(27)	(8,011)	(5,785)
Transfers among the sub-accounts and with the Fixed Account - net	10	(1,900)	63
Increase (decrease) in net assets from policy transactions	42	(7,908)	(3,561)
INCREASE (DECREASE) IN NET ASSETS	40	(16,782)	(9,955)
NET ASSETS AT BEGINNING OF PERIOD	—	209,200	86,255
NET ASSETS AT END OF PERIOD	$40	$192,418	$76,300
Accumulation Units outstanding at beginning of period	—	4,968	4,229
Units issued	4	132	261
Units redeemed	—	(308)	(439)
Accumulation Units outstanding at end of period	4	4,792	4,051

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	DWS	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM
	Index VIP	Manager Portfolio	Portfolio
	Class A	Initial Class	Initial Class*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$635	$1,485	$6,645
Net realized gains (losses)	6,745	2,852	107,692
Change in unrealized gains (losses)	(13,542)	(8,850)	(167,477)
Increase (decrease) in net assets from operations	(6,162)	(4,513)	(53,140)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,263	7,961	82,808
Benefit payments	—	—	—
Payments on termination	(8,364)	(1)	(73,287)
Loans	354	(4,188)	(9,311)
Policy maintenance charge	(2,837)	(4,278)	(49,976)
Transfers among the sub-accounts and with the Fixed Account - net	(73)	164	(6,123)
Increase (decrease) in net assets from policy transactions	(6,657)	(342)	(55,889)
INCREASE (DECREASE) IN NET ASSETS	(12,819)	(4,855)	(109,029)
NET ASSETS AT BEGINNING OF PERIOD	64,216	86,030	943,832
NET ASSETS AT END OF PERIOD	$51,397	$81,175	$834,803
Accumulation Units outstanding at beginning of period	1,290	3,180	20,904
Units issued	58	208	996
Units redeemed	(183)	(218)	(2,063)
Accumulation Units outstanding at end of period	1,165	3,170	19,837

	2018
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Disciplined	Emerging	Equity-Income
	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Initial Class	Initial Class	Initial Class*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$109	$19,780
Net realized gains (losses)	—	675	42,415
Change in unrealized gains (losses)	(2)	(3,681)	(134,211)
Increase (decrease) in net assets from operations	(2)	(2,897)	(72,016)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14	6,987	69,040
Benefit payments	—	—	(699)
Payments on termination	—	(1,756)	(29,509)
Loans	—	(302)	(8,123)
Policy maintenance charge	(6)	(3,742)	(41,803)
Transfers among the sub-accounts and with the Fixed Account - net	9	607	9,848
Increase (decrease) in net assets from policy transactions	17	1,794	(1,246)
INCREASE (DECREASE) IN NET ASSETS	15	(1,103)	(73,262)
NET ASSETS AT BEGINNING OF PERIOD	—	15,939	866,752
NET ASSETS AT END OF PERIOD	$15	$14,836	$793,490
Accumulation Units outstanding at beginning of period	—	1,071	26,752
Units issued	2	338	1,434
Units redeemed	—	(187)	(1,455)
Accumulation Units outstanding at end of period	2	1,222	26,731

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Fidelity® VIP	Fidelity® VIP
	Government Money	Growth	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$8,053	$162	$2,627
Net realized gains (losses)	—	5,199	177,189
Change in unrealized gains (losses)	—	(9,461)	(178,171)
Increase (decrease) in net assets from operations	8,053	(4,100)	1,645
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	76,565	11,694	86,980
Benefit payments	(16,028)	—	—
Payments on termination	(16,828)	(1,344)	(40,479)
Loans	(2,657)	(4,338)	(14,074)
Policy maintenance charge	(36,330)	(6,934)	(61,015)
Transfers among the sub-accounts and with the Fixed Account - net	(2,680)	151	(12,693)
Increase (decrease) in net assets from policy transactions	2,042	(771)	(41,281)
INCREASE (DECREASE) IN NET ASSETS	10,095	(4,871)	(39,636)
NET ASSETS AT BEGINNING OF PERIOD	493,404	46,402	1,015,154
NET ASSETS AT END OF PERIOD	$503,499	$41,531	$975,518
Accumulation Units outstanding at beginning of period	35,837	2,212	30,327
Units issued	3,896	635	1,165
Units redeemed	(3,974)	(672)	(2,237)
Accumulation Units outstanding at end of period	35,759	2,175	29,255

	2018
	Fidelity® VIP
	High	Fidelity® VIP	Fidelity® VIP
	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Service Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,084	$15,405	$4,583
Net realized gains (losses)	(58)	66,347	5,127
Change in unrealized gains (losses)	(1,662)	(115,372)	(22,569)
Increase (decrease) in net assets from operations	(636)	(33,620)	(12,859)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,781	70,044	73,458
Benefit payments	—	(2,353)	—
Payments on termination	(746)	(29,054)	(4,662)
Loans	—	(27,340)	1,524
Policy maintenance charge	(3,391)	(39,983)	(34,076)
Transfers among the sub-accounts and with the Fixed Account - net	129	(76,943)	10,257
Increase (decrease) in net assets from policy transactions	1,773	(105,629)	46,501
INCREASE (DECREASE) IN NET ASSETS	1,137	(139,249)	33,642
NET ASSETS AT BEGINNING OF PERIOD	17,899	874,263	210,281
NET ASSETS AT END OF PERIOD	$19,036	$735,014	$243,923
Accumulation Units outstanding at beginning of period	981	25,101	9,120
Units issued	173	1,674	2,362
Units redeemed	(75)	(4,667)	(396)
Accumulation Units outstanding at end of period	1,079	22,108	11,086

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Fidelity® VIP	Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP
	Bond Portfolio	Cap Portfolio	Overseas Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$8,183	$355	$4,554
Net realized gains (losses)	1,580	4,835	3,528
Change in unrealized gains (losses)	(11,294)	(12,976)	(51,386)
Increase (decrease) in net assets from operations	(1,531)	(7,786)	(43,304)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	44,947	11,919	29,712
Benefit payments	—	—	—
Payments on termination	(11,044)	(3,669)	(6,506)
Loans	(1,110)	2,767	(4,164)
Policy maintenance charge	(22,895)	(8,188)	(15,360)
Transfers among the sub-accounts and with the Fixed Account - net	4,248	(1,576)	2,484
Increase (decrease) in net assets from policy transactions	14,146	1,253	6,166
INCREASE (DECREASE) IN NET ASSETS	12,615	(6,533)	(37,138)
NET ASSETS AT BEGINNING OF PERIOD	319,857	52,729	290,343
NET ASSETS AT END OF PERIOD	$332,472	$46,196	$253,205
Accumulation Units outstanding at beginning of period	17,690	2,318	11,432
Units issued	1,793	258	896
Units redeemed	(959)	(199)	(612)
Accumulation Units outstanding at end of period	18,524	2,377	11,716

	2018
	Fidelity® VIP		Fidelity® VIP
	Real	Fidelity® VIP	Value
	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$787	$—	$74
Net realized gains (losses)	1,148	—	520
Change in unrealized gains (losses)	(4,132)	—	(1,935)
Increase (decrease) in net assets from operations	(2,197)	—	(1,341)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,606	5	2,329
Benefit payments	—	—	—
Payments on termination	(1,654)	—	(1,406)
Loans	(1,910)	—	—
Policy maintenance charge	(2,878)	(3)	(1,375)
Transfers among the sub-accounts and with the Fixed Account - net	139	4	12
Increase (decrease) in net assets from policy transactions	303	6	(440)
INCREASE (DECREASE) IN NET ASSETS	(1,894)	6	(1,781)
NET ASSETS AT BEGINNING OF PERIOD	28,546	—	8,549
NET ASSETS AT END OF PERIOD	$26,652	$6	$6,768
Accumulation Units outstanding at beginning of period	1,533	—	405
Units issued	469	1	65
Units redeemed	(470)	—	(83)
Accumulation Units outstanding at end of period	1,532	1	387

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$990	$129
Net realized gains (losses)	(111)	60	(10)
Change in unrealized gains (losses)	692	(1,859)	(634)
Increase (decrease) in net assets from operations	581	(809)	(515)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,848	4,035	1,555
Benefit payments	—	—	—
Payments on termination	(504)	(2,008)	(491)
Loans	242	492	(4)
Policy maintenance charge	(3,129)	(2,317)	(1,081)
Transfers among the sub-accounts and with the Fixed Account - net	175	673	128
Increase (decrease) in net assets from policy transactions	1,632	875	107
INCREASE (DECREASE) IN NET ASSETS	2,213	66	(408)
NET ASSETS AT BEGINNING OF PERIOD	25,673	19,102	4,585
NET ASSETS AT END OF PERIOD	$27,886	$19,168	$4,177
Accumulation Units outstanding at beginning of period	1,542	1,095	250
Units issued	181	213	55
Units redeemed	(84)	(162)	(51)
Accumulation Units outstanding at end of period	1,639	1,146	254

	2018
	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$130	$516	$—
Net realized gains (losses)	337	6,727	1,714
Change in unrealized gains (losses)	(708)	(13,157)	(2,726)
Increase (decrease) in net assets from operations	(241)	(5,914)	(1,012)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,297	8,270	3,959
Benefit payments	—	—	—
Payments on termination	(2,699)	(1,216)	(416)
Loans	—	—	—
Policy maintenance charge	(1,144)	(5,338)	(2,930)
Transfers among the sub-accounts and with the Fixed Account - net	40	(178)	(26)
Increase (decrease) in net assets from policy transactions	(2,506)	1,538	587
INCREASE (DECREASE) IN NET ASSETS	(2,747)	(4,376)	(425)
NET ASSETS AT BEGINNING OF PERIOD	5,382	45,516	19,280
NET ASSETS AT END OF PERIOD	$2,635	$41,140	$18,855
Accumulation Units outstanding at beginning of period	305	1,962	875
Units issued	36	190	93
Units redeemed	(177)	(121)	(66)
Accumulation Units outstanding at end of period	164	2,031	902

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Franklin Templeton	Franklin Templeton	Guggenheim
	Strategic	U.S. Government	VT U.S.
	Income	Securities	Long Short
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$305	$464	$—
Net realized gains (losses)	(82)	(144)	4,786
Change in unrealized gains (losses)	(432)	(227)	(8,887)
Increase (decrease) in net assets from operations	(209)	93	(4,101)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,561	980	2,309
Benefit payments	—	—	—
Payments on termination	—	(587)	(1,956)
Loans	246	—	(24)
Policy maintenance charge	(902)	(1,024)	(1,463)
Transfers among the sub-accounts and with the Fixed Account - net	29	(70)	79
Increase (decrease) in net assets from policy transactions	1,934	(701)	(1,055)
INCREASE (DECREASE) IN NET ASSETS	1,725	(608)	(5,156)
NET ASSETS AT BEGINNING OF PERIOD	9,922	16,527	32,960
NET ASSETS AT END OF PERIOD	$11,647	$15,919	$27,804
Accumulation Units outstanding at beginning of period	607	1,268	1,211
Units issued	167	51	55
Units redeemed	(47)	(105)	(93)
Accumulation Units outstanding at end of period	727	1,214	1,173

	2018
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Conservat. Balanced	Disc. Mid Cap Gwth.	Global Fund
	Fund Series I*	Fund Series I*	Series I*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$280	$—	$162
Net realized gains (losses)	1,166	21,277	1,370
Change in unrealized gains (losses)	(2,316)	(29,735)	(3,796)
Increase (decrease) in net assets from operations	(870)	(8,458)	(2,264)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,472	12,935	4,262
Benefit payments	—	—	—
Payments on termination	(608)	(2,538)	(335)
Loans	—	2,079	—
Policy maintenance charge	(3,936)	(7,431)	(2,662)
Transfers among the sub-accounts and with the Fixed Account - net	(3,923)	(294)	435
Increase (decrease) in net assets from policy transactions	(995)	4,751	1,700
INCREASE (DECREASE) IN NET ASSETS	(1,865)	(3,707)	(564)
NET ASSETS AT BEGINNING OF PERIOD	17,661	134,186	15,517
NET ASSETS AT END OF PERIOD	$15,796	$130,479	$14,953
Accumulation Units outstanding at beginning of period	1,371	5,049	745
Units issued	433	303	137
Units redeemed	(509)	(125)	(55)
Accumulation Units outstanding at end of period	1,295	5,227	827

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Strategic	Intl. Growth
	Series II*	Inc. Fund Series I*	Fund Series I*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$3,286	$294	$975
Net realized gains (losses)	41,908	(92)	3,701
Change in unrealized gains (losses)	(100,350)	(459)	(27,754)
Increase (decrease) in net assets from operations	(55,156)	(257)	(23,078)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	38,722	1,895	13,350
Benefit payments	(1,499)	—	—
Payments on termination	(22,723)	—	(3,691)
Loans	(6,201)	—	927
Policy maintenance charge	(22,385)	(1,518)	(8,341)
Transfers among the sub-accounts and with the Fixed Account - net	(4,369)	105	3,488
Increase (decrease) in net assets from policy transactions	(18,455)	482	5,733
INCREASE (DECREASE) IN NET ASSETS	(73,611)	225	(17,345)
NET ASSETS AT BEGINNING OF PERIOD	434,663	5,586	114,642
NET ASSETS AT END OF PERIOD	$361,052	$5,811	$97,297
Accumulation Units outstanding at beginning of period	13,398	378	3,708
Units issued	639	109	461
Units redeemed	(1,187)	(76)	(192)
Accumulation Units outstanding at end of period	12,850	411	3,977

	2018
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Main Street	Main Street Small	Total Return Bond
	Fund® Series I*	Cap Fund® Series I*	Fund Series I*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$114	$2,227	$242
Net realized gains (losses)	878	107,811	(21)
Change in unrealized gains (losses)	(1,710)	(178,235)	(282)
Increase (decrease) in net assets from operations	(718)	(68,197)	(61)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,131	55,403	2,467
Benefit payments	—	(744)	—
Payments on termination	(894)	(38,551)	—
Loans	—	(22,570)	—
Policy maintenance charge	(1,694)	(36,319)	(1,341)
Transfers among the sub-accounts and with the Fixed Account - net	54	(2,700)	31
Increase (decrease) in net assets from policy transactions	(403)	(45,481)	1,157
INCREASE (DECREASE) IN NET ASSETS	(1,121)	(113,678)	1,096
NET ASSETS AT BEGINNING OF PERIOD	9,901	726,061	6,918
NET ASSETS AT END OF PERIOD	$8,780	$612,383	$8,014
Accumulation Units outstanding at beginning of period	908	13,708	667
Units issued	139	911	170
Units redeemed	(172)	(1,744)	(56)
Accumulation Units outstanding at end of period	875	12,875	781

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018

	Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.
	Franchise	Value	Core Equity
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$23	$203
Net realized gains (losses)	27,313	912	1,688
Change in unrealized gains (losses)	(34,975)	(1,505)	(3,975)
Increase (decrease) in net assets from operations	(7,662)	(570)	(2,084)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	17,633	1,735	2,489
Benefit payments	—	—	(638)
Payments on termination	(4,149)	(226)	(3)
Loans	(14,701)	(1,392)	461
Policy maintenance charge	(15,462)	(1,314)	(977)
Transfers among the sub-accounts and with the Fixed Account - net	(8)	61	(732)
Increase (decrease) in net assets from policy transactions	(16,687)	(1,136)	600
INCREASE (DECREASE) IN NET ASSETS	(24,349)	(1,706)	(1,484)
NET ASSETS AT BEGINNING OF PERIOD	262,283	5,808	21,787
NET ASSETS AT END OF PERIOD	$237,934	$4,102	$20,303
Accumulation Units outstanding at beginning of period	12,945	279	1,006
Units issued	523	57	75
Units redeemed	(1,283)	(112)	(47)
Accumulation Units outstanding at end of period	12,185	224	1,034

	2018
		Invesco V.I.
	Invesco V.I.	Growth and
	Government	Income Fund	Invesco V.I.
	Securities	Series I	High Yield
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$963	$5,906	$1,604
Net realized gains (losses)	(400)	29,248	(30)
Change in unrealized gains (losses)	(301)	(73,438)	(2,622)
Increase (decrease) in net assets from operations	262	(38,284)	(1,048)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,528	21,923	2,384
Benefit payments	—	—	—
Payments on termination	(1,729)	(3,906)	(1,216)
Loans	(4,366)	(13,392)	(3)
Policy maintenance charge	(4,077)	(14,048)	(1,915)
Transfers among the sub-accounts and with the Fixed Account - net	999	650	987
Increase (decrease) in net assets from policy transactions	(2,645)	(8,773)	237
INCREASE (DECREASE) IN NET ASSETS	(2,383)	(47,057)	(811)
NET ASSETS AT BEGINNING OF PERIOD	46,174	295,510	30,518
NET ASSETS AT END OF PERIOD	$43,791	$248,453	$29,707
Accumulation Units outstanding at beginning of period	4,016	7,281	2,168
Units issued	471	357	153
Units redeemed	(700)	(525)	(137)
Accumulation Units outstanding at end of period	3,787	7,113	2,184

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Invesco V.I.		Invesco V.I.
	International	Invesco V.I.	Mid Cap
	Growth	Mid Cap	Growth Fund
	Fund Series I	Core Equity	Series II
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$581	$—
Net realized gains (losses)	—	16,003	10,493
Change in unrealized gains (losses)	(2)	(29,482)	(14,077)
Increase (decrease) in net assets from operations	(2)	(12,898)	(3,584)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	59	9,083	5,728
Benefit payments	—	—	(1,381)
Payments on termination	—	(2,533)	(4,940)
Loans	—	(6,596)	599
Policy maintenance charge	(28)	(4,933)	(3,460)
Transfers among the sub-accounts and with the Fixed Account - net	39	2,069	92
Increase (decrease) in net assets from policy transactions	70	(2,910)	(3,362)
INCREASE (DECREASE) IN NET ASSETS	68	(15,808)	(6,946)
NET ASSETS AT BEGINNING OF PERIOD	—	113,482	67,149
NET ASSETS AT END OF PERIOD	$68	$97,674	$60,203
Accumulation Units outstanding at beginning of period	—	4,260	2,228
Units issued	7	261	172
Units redeemed	—	(384)	(279)
Accumulation Units outstanding at end of period	7	4,137	2,121

	2018
		Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson
	Value	Portfolio	Balanced Portfolio
	Opportunity	Institutional Shares	Service Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$277	$483	$7,015
Net realized gains (losses)	7,155	1,160	12,704
Change in unrealized gains (losses)	(22,882)	(1,488)	(18,289)
Increase (decrease) in net assets from operations	(15,450)	155	1,430
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,409	7,280	35,700
Benefit payments	(4,263)	—	—
Payments on termination	(8,988)	(1,176)	(5,324)
Loans	(3,263)	(17)	(2,154)
Policy maintenance charge	(5,055)	(5,157)	(22,559)
Transfers among the sub-accounts and with the Fixed Account - net	808	209	(1,390)
Increase (decrease) in net assets from policy transactions	(13,352)	1,139	4,273
INCREASE (DECREASE) IN NET ASSETS	(28,802)	1,294	5,703
NET ASSETS AT BEGINNING OF PERIOD	89,320	20,852	379,423
NET ASSETS AT END OF PERIOD	$60,518	$22,146	$385,126
Accumulation Units outstanding at beginning of period	4,337	977	10,899
Units issued	359	189	437
Units redeemed	(1,061)	(135)	(321)
Accumulation Units outstanding at end of period	3,635	1,031	11,015
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Janus Henderson	Janus Henderson	Janus Henderson
	Enterprise	Flexible	Forty
	Portfolio	Bond Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$47	$568	$—
Net realized gains (losses)	3,966	(78)	22,119
Change in unrealized gains (losses)	(4,344)	(671)	(17,117)
Increase (decrease) in net assets from operations	(331)	(181)	5,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,866	1,867	12,700
Benefit payments	—	—	—
Payments on termination	(899)	—	(34,264)
Loans	(4,373)	—	273
Policy maintenance charge	(4,438)	(1,896)	(7,054)
Transfers among the sub-accounts and with the Fixed Account - net	1,230	51	(2,719)
Increase (decrease) in net assets from policy transactions	4,386	22	(31,064)
INCREASE (DECREASE) IN NET ASSETS	4,055	(159)	(26,062)
NET ASSETS AT BEGINNING OF PERIOD	22,362	18,326	132,267
NET ASSETS AT END OF PERIOD	$26,417	$18,167	$106,205
Accumulation Units outstanding at beginning of period	861	1,127	3,268
Units issued	628	54	189
Units redeemed	(468)	(54)	(858)
Accumulation Units outstanding at end of period	1,021	1,127	2,599

	2018
	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global	Mid Cap Value
	Portfolio	Technology Portfolio	Portfolio
	Service Shares	Institutional Shares	Institutional Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$483	$—	$113
Net realized gains (losses)	282	3,549	895
Change in unrealized gains (losses)	(4,278)	(3,480)	(2,502)
Increase (decrease) in net assets from operations	(3,513)	69	(1,494)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,867	8,363	1,942
Benefit payments	—	—	—
Payments on termination	(529)	(72)	(2,793)
Loans	—	(2,209)	2,782
Policy maintenance charge	(1,609)	(3,869)	(978)
Transfers among the sub-accounts and with the Fixed Account - net	189	410	506
Increase (decrease) in net assets from policy transactions	1,918	2,623	1,459
INCREASE (DECREASE) IN NET ASSETS	(1,595)	2,692	(35)
NET ASSETS AT BEGINNING OF PERIOD	46,827	17,151	9,626
NET ASSETS AT END OF PERIOD	$45,232	$19,843	$9,591
Accumulation Units outstanding at beginning of period	1,569	518	450
Units issued	86	272	85
Units redeemed	(24)	(192)	(16)
Accumulation Units outstanding at end of period	1,631	598	519

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Janus Henderson	Janus Henderson	Janus Henderson
	Mid Cap Value	Overseas	Overseas
	Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares	Service Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,406	$370	$1,527
Net realized gains (losses)	14,096	(144)	(3,562)
Change in unrealized gains (losses)	(37,148)	(3,590)	(11,681)
Increase (decrease) in net assets from operations	(21,646)	(3,364)	(13,716)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,216	5,602	9,967
Benefit payments	(1,342)	—	—
Payments on termination	(14,585)	(38)	(15,297)
Loans	(4,007)	(4,292)	299
Policy maintenance charge	(7,384)	(2,192)	(4,500)
Transfers among the sub-accounts and with the Fixed Account - net	379	722	2,501
Increase (decrease) in net assets from policy transactions	(12,723)	(198)	(7,030)
INCREASE (DECREASE) IN NET ASSETS	(34,369)	(3,562)	(20,746)
NET ASSETS AT BEGINNING OF PERIOD	163,365	28,197	99,849
NET ASSETS AT END OF PERIOD	$128,996	$24,635	$79,103
Accumulation Units outstanding at beginning of period	4,997	3,070	11,069
Units issued	321	1,317	1,205
Units redeemed	(738)	(1,234)	(1,940)
Accumulation Units outstanding at end of period	4,580	3,153	10,334

	2018
	Lazard Retirement	Legg Mason	Legg Mason Western
	Emerging	ClearBridge Variable	Assets Variable
	Markets	Large Cap Value	Global High Yield
	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$528	$2,569	$5,810
Net realized gains (losses)	655	11,397	(497)
Change in unrealized gains (losses)	(7,521)	(28,601)	(9,607)
Increase (decrease) in net assets from operations	(6,338)	(14,635)	(4,294)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,175	13,946	10,333
Benefit payments	—	—	(543)
Payments on termination	(6,222)	(4,184)	(1,051)
Loans	(842)	458	(465)
Policy maintenance charge	(1,032)	(9,218)	(6,260)
Transfers among the sub-accounts and with the Fixed Account - net	(865)	441	1,555
Increase (decrease) in net assets from policy transactions	(5,786)	1,443	3,569
INCREASE (DECREASE) IN NET ASSETS	(12,124)	(13,192)	(725)
NET ASSETS AT BEGINNING OF PERIOD	36,893	164,337	108,521
NET ASSETS AT END OF PERIOD	$24,769	$151,145	$107,796
Accumulation Units outstanding at beginning of period	576	5,685	4,627
Units issued	56	310	414
Units redeemed	(157)	(257)	(258)
Accumulation Units outstanding at end of period	475	5,738	4,783

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
			MFS® Mass.
	MFS® High	MFS® Investors	Investors Growth
	Yield Portfolio	Trust	Stock Portfolio
	Initial Class	Series Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$3,164	$135	$397
Net realized gains (losses)	(491)	1,231	4,194
Change in unrealized gains (losses)	(4,412)	(2,505)	(4,139)
Increase (decrease) in net assets from operations	(1,739)	(1,139)	452
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,069	1,311	4,294
Benefit payments	—	—	—
Payments on termination	(5,054)	(602)	(265)
Loans	75	48	362
Policy maintenance charge	(3,739)	(948)	(3,149)
Transfers among the sub-accounts and with the Fixed Account - net	630	(9)	(132)
Increase (decrease) in net assets from policy transactions	(2,019)	(200)	1,110
INCREASE (DECREASE) IN NET ASSETS	(3,758)	(1,339)	1,562
NET ASSETS AT BEGINNING OF PERIOD	57,313	20,992	63,699
NET ASSETS AT END OF PERIOD	$53,555	$19,653	$65,261
Accumulation Units outstanding at beginning of period	4,608	670	4,743
Units issued	306	30	195
Units redeemed	(471)	(36)	(118)
Accumulation Units outstanding at end of period	4,443	664	4,820

	2018

	MFS® New	MFS® Total
	Discovery	Return	MFS® Utilities
	Series Initial Class	Series Initial Class	Series Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$2,431	$783
Net realized gains (losses)	33,344	5,291	879
Change in unrealized gains (losses)	(35,282)	(13,962)	(1,051)
Increase (decrease) in net assets from operations	(1,938)	(6,240)	611
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	17,000	10,822	5,745
Benefit payments	—	—	—
Payments on termination	(1,571)	(68)	(1,516)
Loans	(9,465)	(15)	(4,921)
Policy maintenance charge	(10,142)	(6,431)	(3,950)
Transfers among the sub-accounts and with the Fixed Account - net	(1,329)	30	(442)
Increase (decrease) in net assets from policy transactions	(5,507)	4,338	(5,084)
INCREASE (DECREASE) IN NET ASSETS	(7,445)	(1,902)	(4,473)
NET ASSETS AT BEGINNING OF PERIOD	197,484	107,102	73,217
NET ASSETS AT END OF PERIOD	$190,039	$105,200	$68,744
Accumulation Units outstanding at beginning of period	3,453	3,157	1,206
Units issued	175	211	52
Units redeemed	(256)	(84)	(137)
Accumulation Units outstanding at end of period	3,372	3,284	1,121

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
		Morgan Stanley	Morgan Stanley
		VIF Emerging	VIF
	MFS® Value	Markets Equity	Growth
	Series Initial Class	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,158	$92	$—
Net realized gains (losses)	6,036	385	26,813
Change in unrealized gains (losses)	(14,416)	(4,200)	(18,120)
Increase (decrease) in net assets from operations	(7,222)	(3,723)	8,693
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,317	2,965	15,687
Benefit payments	—	—	—
Payments on termination	(4,405)	(1,263)	(11,935)
Loans	79	(14)	(1,349)
Policy maintenance charge	(3,361)	(1,361)	(7,531)
Transfers among the sub-accounts and with the Fixed Account - net	48	1,337	1,255
Increase (decrease) in net assets from policy transactions	(322)	1,664	(3,873)
INCREASE (DECREASE) IN NET ASSETS	(7,544)	(2,059)	4,820
NET ASSETS AT BEGINNING OF PERIOD	73,094	21,670	100,950
NET ASSETS AT END OF PERIOD	$65,550	$19,611	$105,770
Accumulation Units outstanding at beginning of period	2,169	1,948	2,280
Units issued	131	331	332
Units redeemed	(138)	(142)	(324)
Accumulation Units outstanding at end of period	2,162	2,137	2,288

	2018
	Morgan Stanley	Morningstar	Morningstar
	VIF U.S.	Aggressive Growth	Balanced
	Real Estate	ETF Asset Allocation	ETF Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$3,541	$5,247	$7,678
Net realized gains (losses)	1,448	29,136	31,151
Change in unrealized gains (losses)	(15,079)	(64,467)	(59,887)
Increase (decrease) in net assets from operations	(10,090)	(30,084)	(21,058)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,873	103,781	107,890
Benefit payments	—	—	—
Payments on termination	(1,129)	(8,345)	(26,360)
Loans	(437)	(7,578)	(3,408)
Policy maintenance charge	(6,307)	(56,126)	(70,996)
Transfers among the sub-accounts and with the Fixed Account - net	(188)	4,269	5,293
Increase (decrease) in net assets from policy transactions	4,812	36,001	12,419
INCREASE (DECREASE) IN NET ASSETS	(5,278)	5,917	(8,639)
NET ASSETS AT BEGINNING OF PERIOD	129,378	295,675	341,249
NET ASSETS AT END OF PERIOD	$124,100	$301,592	$332,610
Accumulation Units outstanding at beginning of period	2,663	17,338	21,160
Units issued	209	3,391	2,964
Units redeemed	(103)	(1,250)	(2,177)
Accumulation Units outstanding at end of period	2,769	19,479	21,947

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
	Morningstar	Morningstar	Morningstar Income
	Conservative ETF	Growth ETF	and Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,401	$9,665	$3,746
Net realized gains (losses)	691	56,427	5,497
Change in unrealized gains (losses)	(3,268)	(107,657)	(15,144)
Increase (decrease) in net assets from operations	(1,176)	(41,565)	(5,901)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	20,119	164,269	56,726
Benefit payments	—	—	—
Payments on termination	(4,011)	(55,945)	(10,221)
Loans	—	(10,000)	—
Policy maintenance charge	(11,430)	(82,915)	(25,638)
Transfers among the sub-accounts and with the Fixed Account - net	(712)	58,058	54
Increase (decrease) in net assets from policy transactions	3,966	73,467	20,921
INCREASE (DECREASE) IN NET ASSETS	2,790	31,902	15,020
NET ASSETS AT BEGINNING OF PERIOD	55,380	494,512	132,374
NET ASSETS AT END OF PERIOD	$58,170	$526,414	$147,394
Accumulation Units outstanding at beginning of period	4,012	28,954	8,870
Units issued	803	10,758	2,360
Units redeemed	(511)	(4,540)	(943)
Accumulation Units outstanding at end of period	4,304	35,172	10,287

	2018
	PIMCO VIT	PIMCO VIT Real	PIMCO VIT
	Int. Bond	Return	Total Return
	U.S. Dollar-Hedged	Portfolio	Portfolio
	Admin. Shares	Admin. Shares	Admin. Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$621	$3,086	$6,322
Net realized gains (losses)	356	(155)	2,758
Change in unrealized gains (losses)	9	(5,728)	(10,180)
Increase (decrease) in net assets from operations	986	(2,797)	(1,100)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,298	13,176	23,906
Benefit payments	—	—	—
Payments on termination	(2,125)	(469)	(7,289)
Loans	(921)	36	6,697
Policy maintenance charge	(2,985)	(6,268)	(12,972)
Transfers among the sub-accounts and with the Fixed Account - net	(148)	6,977	9,199
Increase (decrease) in net assets from policy transactions	119	13,452	19,541
INCREASE (DECREASE) IN NET ASSETS	1,105	10,655	18,441
NET ASSETS AT BEGINNING OF PERIOD	45,606	119,121	238,806
NET ASSETS AT END OF PERIOD	$46,711	$129,776	$257,247
Accumulation Units outstanding at beginning of period	2,003	6,729	10,834
Units issued	175	884	1,437
Units redeemed	(168)	(116)	(538)
Accumulation Units outstanding at end of period	2,010	7,497	11,733

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2018
		Putnam
	Putnam	VT International	T. Rowe Price
	VT High Yield	Value Fund	Blue Chip Growth
	Fund Class IA	Class IA	Portfolio I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$4,708	$641	$—
Net realized gains (losses)	(487)	183	33,283
Change in unrealized gains (losses)	(6,942)	(6,185)	(30,775)
Increase (decrease) in net assets from operations	(2,721)	(5,361)	2,508
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,731	3,390	74,313
Benefit payments	—	—	—
Payments on termination	(6,990)	—	(31,956)
Loans	(4,995)	(8)	640
Policy maintenance charge	(3,728)	(1,469)	(16,013)
Transfers among the sub-accounts and with the Fixed Account - net	319	361	(4,539)
Increase (decrease) in net assets from policy transactions	(8,663)	2,274	22,445
INCREASE (DECREASE) IN NET ASSETS	(11,384)	(3,087)	24,953
NET ASSETS AT BEGINNING OF PERIOD	84,303	29,353	254,468
NET ASSETS AT END OF PERIOD	$72,919	$26,266	$279,421
Accumulation Units outstanding at beginning of period	2,658	961	6,640
Units issued	168	109	1,531
Units redeemed	(440)	(29)	(1,017)
Accumulation Units outstanding at end of period	2,386	1,041	7,154

	2018
		VanEck VIP	VanEck VIP
	T. Rowe Price	Emerging	Global
	Equity Income	Markets	Hard Assets
	Portfolio I	Fund Initial Class	Fund Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,708	$374	$—
Net realized gains (losses)	48,683	635	(845)
Change in unrealized gains (losses)	(103,425)	(35,013)	(13,400)
Increase (decrease) in net assets from operations	(45,034)	(34,004)	(14,245)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	37,697	12,147	10,453
Benefit payments	—	—	—
Payments on termination	(10,051)	(1,133)	(543)
Loans	(9,018)	117	(1,500)
Policy maintenance charge	(21,401)	(6,665)	(4,409)
Transfers among the sub-accounts and with the Fixed Account - net	2,319	1,460	1,915
Increase (decrease) in net assets from policy transactions	(454)	5,926	5,916
INCREASE (DECREASE) IN NET ASSETS	(45,488)	(28,078)	(8,329)
NET ASSETS AT BEGINNING OF PERIOD	475,764	141,927	47,522
NET ASSETS AT END OF PERIOD	$430,276	$113,849	$39,193
Accumulation Units outstanding at beginning of period	11,982	3,302	1,722
Units issued	665	254	506
Units redeemed	(673)	(94)	(249)
Accumulation Units outstanding at end of period	11,974	3,462	1,979

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1.Organization
Allstate Life of New York Variable Life Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York (“Allstate New York”). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, which is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). Allstate New York issues four life insurance policies: the Consultant Protector, the Consultant Accumulator, the Total Accumulator, and the Future Vest (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the policies, except the Future Vest, are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Allstate New York contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the underlying mutual fund portfolios (Fund or Funds) in which they invest:

AB VPS Growth and Income Class A
AB VPS International Growth Class A
AB VPS International Value Class A
AB VPS Small Cap Growth Class A
AB VPS Small/Mid Cap Value Class A
Alger Balanced Class I-2
Alger Capital Appreciation Class I-2
Alger Large Cap Growth Class I-2
Alger MidCap Growth Class I-2
Alger Small Cap Growth Portfolio Class I-2*
DWS Equity 500 Index VIP Class A
DWS Global Income Builder VIP Class A II
DWS Small Cap Index VIP Class A
Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP ContrafundSM Portfolio Initial Class*
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class*
Fidelity® VIP Emerging Markets Portfolio Initial Class
Fidelity® VIP Equity-Income PortfolioSM Initial Class*
Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Service Class
Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Real Estate Portfolio Initial Class
Fidelity® VIP Value Portfolio Initial Class*
Fidelity® VIP Value Strategies Portfolio Initial Class
Franklin Templeton Global Bond VIP Fund Class 1
Franklin Templeton Income VIP Fund Class 1
Franklin Templeton Mutual Global Discovery VIP Fund Class 1
Franklin Templeton Mutual Shares VIP Fund Class 1
Franklin Templeton Small Cap Value VIP Fund Class 1
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
Franklin Templeton Strategic Income VIP Fund Class 1

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Securities VIP Fund Class 1
Guggenheim VT U.S. Long Short Equity Fund
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I*
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I*
Invesco Oppenheimer V.I. Global Fund Series I*
Invesco Oppenheimer V.I. Global Fund Series II*
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I*
Invesco Oppenheimer V.I. Intl. Growth Fund Series I*
Invesco Oppenheimer V.I. Main Street Fund® Series I*
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I*
Invesco Oppenheimer V.I. Total Return Bond Fund Series I*
Invesco V.I. American Franchise
Invesco V.I. American Value
Invesco V.I. Core Equity
Invesco V.I. Diversified Dividend Fund Series I*
Invesco V.I. Government Securities
Invesco V.I. Growth and Income Fund Series I
Invesco V.I. High Yield
Invesco V.I. International Growth Fund Series I*
Invesco V.I. Mid Cap Core Equity
Invesco V.I. Mid Cap Growth Fund Series I*
Invesco V.I. Mid Cap Growth Fund Series II
Invesco V.I. Value Opportunity
Janus Henderson Balanced Portfolio Institutional Shares
Janus Henderson Balanced Portfolio Service Shares
Janus Henderson Enterprise Portfolio Institutional Shares
Janus Henderson Flexible Bond Portfolio Institutional Shares
Janus Henderson Forty Portfolio Institutional Shares
Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Global Technology Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Service Shares
Janus Henderson Overseas Portfolio Institutional Shares
Janus Henderson Overseas Portfolio Service Shares
Janus Henderson Research Portfolio Institutional Shares*
Lazard Retirement Emerging Markets Equity Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
MFS® High Yield Portfolio Initial Class
MFS® Investors Trust Series Initial Class
MFS® Mass. Investors Growth Stock Portfolio Initial Class
MFS® New Discovery Series Initial Class
MFS® Total Return Series Initial Class
MFS® Utilities Series Initial Class
MFS® Value Series Initial Class
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
Morgan Stanley VIF Growth Portfolio Class I
Morgan Stanley VIF U.S. Real Estate Portfolio Class I
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
Morningstar Balanced ETF Asset Allocation Portfolio Class I
Morningstar Conservative ETF Asset Allocation Portfolio Class I
Morningstar Growth ETF Asset Allocation Portfolio Class I

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
PIMCO VIT Real Return Portfolio Admin. Shares
PIMCO VIT Total Return Portfolio Admin. Shares
Putnam VT High Yield Fund Class IA
Putnam VT International Value Fund Class IA
T. Rowe Price Blue Chip Growth Portfolio I
T. Rowe Price Equity Income Portfolio I
VanEck VIP Emerging Markets Fund Initial Class
VanEck VIP Global Hard Assets Fund Initial Class
*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2019.
The net assets are affected by the investment results of each Fund, transactions by policyholders and certain policy expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the “Fixed Account” in which the policyholders’ deposits are included in the Allstate New York general account assets and earn a fixed rate of return.
A policyholder may choose from among a number of different Fund options. The Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Funds may differ substantially.
Subsequent Event - The coronavirus (“COVID-19”) outbreak has had an adverse impact on the market values of fixed income and equity securities, including sub-accounts of the Account. Future performance will depend on developments, including the duration and spread of the outbreak and capital market conditions, including the pace of economic recovery. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets or the overall economy are impacted for an extended period, the future investment results of the Account may be materially adversely affected.
2. Portfolio changes
The following sub-account name changes occurred during the year ended December 31, 2019:

New fund name	Old fund name
Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Contrafund Portfolio Initial Class
Fidelity® VIP Equity-Income PortfolioSM Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I	Oppenheimer Conservative Balance Fund/VA
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I	Oppenheimer Discovery Mid-Cap Growth Fund/VA
Invesco Oppenheimer V.I. Global Fund Series I	Oppenheimer Global Fund/VA
Invesco Oppenheimer V.I. Global Fund Series II	Oppenheimer Global Fund/VA Service Shares
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I	Oppenheimer Global Strategic Income Fund/VA
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Oppenheimer International Growth Fund/VA
Invesco Oppenheimer V.I. Main Street Fund® Series I	Oppenheimer Main Street Fund®/VA
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I	Oppenheimer Main Street Small Cap Fund®/VA
Invesco Oppenheimer V.I. Total Return Bond Fund Series I	Oppenheimer Total Return Bond Fund/VA

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

The following sub-accounts were opened during the year ended December 31, 2018:

Fund name	Date
Alger Small Cap Growth Portfolio Class I-2	August 13, 2018
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	August 13, 2018
Fidelity® VIP Value Portfolio Initial Class	August 13, 2018
Invesco V.I. Diversified Dividend Fund Series I	August 13, 2018
Invesco V.I. International Growth Fund Series I	August 13, 2018
Invesco V.I. Mid Cap Growth Fund Series I	August 13, 2018
Janus Henderson Research Portfolio Institutional Shares	August 13, 2018
3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2019. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:     Assets whose values are based on the following
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:
Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. During the year ended December 31, 2019, there were no transfers between fair value levels.
5. Expenses
Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 14 years depending upon the policy, and varies based upon several variables, including the policyholder’s age and Account value at the time of surrender. This charge ranges from $3.32 to $49.00 per $1,000 of face amount. These amounts are included in payments on termination on the Statements of Changes in Net Assets.
Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Allstate New York will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Allstate New York for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The monthly deductions are recognized as a redemption of units and are included in policy maintenance charge reported in the Statements of Changes in Net Assets. They are as follows:
Cost of Insurance - On all policies, Allstate New York charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s age and gender, the policy year, the face amount and the underwriting class.
Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. Allstate New York deducts charges daily at a rate ranging from 0.05% to 0.55% per annum of the net policy value and vary based on the policy year.
Administrative Expense Charge - Allstate New York deducts an administrative expense charge on a monthly basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The annual amount of this charge ranges from $0.09 to $2.50 per $1,000 of face amount depending upon the policy and the policy year.
Policy Fee - On all policies, Allstate New York deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. This fee ranges from $10 to $15 per month, depending upon the policy and the policy year.
6.    Purchases of Investments
The cost of investments purchased during the year ended December 31, 2019 was as follows:

Sub-Account	Purchases
AB VPS Growth and Income Class A	$4,554
AB VPS International Growth Class A	3,529
AB VPS International Value Class A	3,711
AB VPS Small Cap Growth Class A	9,458
AB VPS Small/Mid Cap Value Class A	1,645

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Alger Balanced Class I-2	$5,086
Alger Capital Appreciation Class I-2	49,203
Alger Large Cap Growth Class I-2	18,409
Alger MidCap Growth Class I-2	61,246
Alger Small Cap Growth Portfolio Class I-2*	2,670
DWS Equity 500 Index VIP Class A	19,663
DWS Global Income Builder VIP Class A II	5,575
DWS Small Cap Index VIP Class A	6,950
Fidelity® VIP Asset Manager Portfolio Initial Class	10,707
Fidelity® VIP ContrafundSM Portfolio Initial Class*	160,493
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class*	2,044
Fidelity® VIP Emerging Markets Portfolio Initial Class	7,406
Fidelity® VIP Equity-Income PortfolioSM Initial Class*	104,881
Fidelity® VIP Government Money Market Portfolio Initial Class	56,383
Fidelity® VIP Growth & Income Portfolio Initial Class	27,252
Fidelity® VIP Growth Portfolio Initial Class	105,619
Fidelity® VIP High Income Portfolio Initial Class	4,735
Fidelity® VIP Index 500 Portfolio Initial Class	216,519
Fidelity® VIP Index 500 Portfolio Service Class	52,693
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	34,820
Fidelity® VIP Mid Cap Portfolio Initial Class	15,401
Fidelity® VIP Overseas Portfolio Initial Class	37,096
Fidelity® VIP Real Estate Portfolio Initial Class	14,909
Fidelity® VIP Value Portfolio Initial Class*	348
Fidelity® VIP Value Strategies Portfolio Initial Class	2,109
Franklin Templeton Global Bond VIP Fund Class 1	5,334
Franklin Templeton Income VIP Fund Class 1	4,172
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	1,547
Franklin Templeton Mutual Shares VIP Fund Class 1	913
Franklin Templeton Small Cap Value VIP Fund Class 1	12,981
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	4,873
Franklin Templeton Strategic Income VIP Fund Class 1	3,145
Franklin Templeton U.S. Government Securities VIP Fund Class 1	1,320
Guggenheim VT U.S. Long Short Equity Fund	1,523
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I*	4,946
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I*	25,560
Invesco Oppenheimer V.I. Global Fund Series I*	3,894
Invesco Oppenheimer V.I. Global Fund Series II*	77,541
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I*	2,091
Invesco Oppenheimer V.I. Intl. Growth Fund Series I*	16,073
Invesco Oppenheimer V.I. Main Street Fund® Series I*	2,307
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I*	110,466
Invesco Oppenheimer V.I. Total Return Bond Fund Series I*	1,847

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Invesco V.I. American Franchise	$49,144
Invesco V.I. American Value	1,669
Invesco V.I. Core Equity	5,164
Invesco V.I. Diversified Dividend Fund Series I*	61
Invesco V.I. Government Securities	7,124
Invesco V.I. Growth and Income Fund Series I	47,898
Invesco V.I. High Yield	4,851
Invesco V.I. International Growth Fund Series I*	530
Invesco V.I. Mid Cap Core Equity	18,412
Invesco V.I. Mid Cap Growth Fund Series I*	80
Invesco V.I. Mid Cap Growth Fund Series II	14,992
Invesco V.I. Value Opportunity	23,754
Janus Henderson Balanced Portfolio Institutional Shares	5,705
Janus Henderson Balanced Portfolio Service Shares	32,765
Janus Henderson Enterprise Portfolio Institutional Shares	24,896
Janus Henderson Flexible Bond Portfolio Institutional Shares	2,082
Janus Henderson Forty Portfolio Institutional Shares	16,536
Janus Henderson Global Research Portfolio Service Shares	5,728
Janus Henderson Global Technology Portfolio Institutional Shares	16,821
Janus Henderson Mid Cap Value Portfolio Institutional Shares	5,117
Janus Henderson Mid Cap Value Portfolio Service Shares	22,248
Janus Henderson Overseas Portfolio Institutional Shares	19,150
Janus Henderson Overseas Portfolio Service Shares	10,137
Janus Henderson Research Portfolio Institutional Shares*	649
Lazard Retirement Emerging Markets Equity Portfolio	3,477
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	19,787
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	14,097
MFS® High Yield Portfolio Initial Class	6,305
MFS® Investors Trust Series Initial Class	2,526
MFS® Mass. Investors Growth Stock Portfolio Initial Class	9,290
MFS® New Discovery Series Initial Class	49,805
MFS® Total Return Series Initial Class	12,912
MFS® Utilities Series Initial Class	6,263
MFS® Value Series Initial Class	8,797
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	3,630
Morgan Stanley VIF Growth Portfolio Class I	17,272
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	16,946
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	86,795
Morningstar Balanced ETF Asset Allocation Portfolio Class I	66,682
Morningstar Conservative ETF Asset Allocation Portfolio Class I	11,543
Morningstar Growth ETF Asset Allocation Portfolio Class I	165,666
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	36,974
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	5,739

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
PIMCO VIT Real Return Portfolio Admin. Shares	$11,851
PIMCO VIT Total Return Portfolio Admin. Shares	23,549
Putnam VT High Yield Fund Class IA	9,543
Putnam VT International Value Fund Class IA	5,373
T. Rowe Price Blue Chip Growth Portfolio I	13,984
T. Rowe Price Equity Income Portfolio I	63,358
VanEck VIP Emerging Markets Fund Initial Class	10,360
VanEck VIP Global Hard Assets Fund Initial Class	14,197
*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2019.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
Allstate New York offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.
In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, and the range of lowest to highest total return is presented for each policy option of the sub-accounts that had outstanding accumulation units during the period.
Items in the following table are notated as follows:
* Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of accumulation units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.
** Total Return - These amounts represent the total return for periods indicated, including changes in the value of the Fund. The products currently sold through the Account do not contain expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

AB VPS Growth and Income Class A
2019	861	$25.61	-	$25.61	$22,051	1.27%	23.91	-	23.91%
2018	782	20.67	-	20.67	16,169	1.01	(5.61)	-	(5.61)
2017	765	21.89	-	21.89	16,757	1.43	18.92	-	18.92
2016	681	18.41	-	18.41	12,541	1.16	11.30	-	11.30
2015	811	16.54	-	16.54	13,409	1.47	1.70	-	1.70
AB VPS International Growth Class A
2019	2,518	11.77	-	11.77	29,627	0.58	27.53	-	27.53
2018	2,378	9.23	-	9.23	21,936	0.70	(17.41)	-	(17.41)
2017	2,171	11.17	-	11.17	24,255	1.21	35.02	-	35.02
2016	2,082	8.27	-	8.27	17,229	—	(6.87)	-	(6.87)
2015	2,180	8.88	-	8.88	19,369	0.36	(1.87)	-	(1.87)
AB VPS International Value Class A
2019	2,711	8.37	-	8.37	22,697	1.02	17.14	-	17.14
2018	2,326	7.15	-	7.15	16,624	1.59	(22.79)	-	(22.79)
2017	2,093	9.26	-	9.26	19,372	2.31	25.42	-	25.42
2016	2,110	7.38	-	7.38	15,574	1.30	(0.50)	-	(0.50)
2015	2,059	7.42	-	7.42	15,274	2.69	2.59	-	2.59

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	AB VPS Small Cap Growth Class A
2019	1,195	$38.72	-	$38.72	$46,254	—%	36.40	-	36.40%
2018	1,176	28.39	-	28.39	33,397	—	(0.89)	-	(0.89)
2017	1,146	28.64	-	28.64	32,826	—	34.12	-	34.12
2016	1,067	21.36	-	21.36	22,804	—	6.46	-	6.46
2015	973	20.06	-	20.06	19,527	—	(1.25)	-	(1.25)
	AB VPS Small/Mid Cap Value Class A
2019	125	25.42	-	25.42	3,165	0.58	20.10	-	20.10
2018	115	21.17	-	21.17	2,443	0.46	(15.03)	-	(15.03)
2017	104	24.91	-	24.91	2,591	0.48	13.15	-	13.15
2016	110	22.01	-	22.01	2,431	0.63	25.09	-	25.09
2015	102	17.60	-	17.60	1,800	0.83	(5.49)	-	(5.49)
	Alger Balanced Class I-2
2019	692	12.32	-	19.96	12,549	1.76	14.00	-	19.50
2018	475	16.70	-	16.70	7,933	4.70	(3.32)	-	(3.32)
2017	386	17.28	-	17.28	6,660	3.49	15.44	-	15.44
2016	214	14.97	-	14.97	3,204	2.31	8.51	-	8.51
2015	139	13.79	-	13.79	1,916	2.11	1.47	-	1.47
	Alger Capital Appreciation Class I-2
2019	4,764	14.65	-	81.38	292,006	—	26.40	-	33.58
2018	5,448	26.68	-	60.92	268,523	0.08	(0.10)	-	(0.10)
2017	5,943	26.71	-	60.98	305,653	0.17	31.08	-	31.08
2016	5,689	20.38	-	46.52	229,244	0.19	0.50	-	0.50
2015	5,573	20.28	-	46.29	233,188	0.08	6.19	-	6.19
	Alger Large Cap Growth Class I-2
2019	7,747	27.02	-	40.58	308,364	—	27.43	-	27.43
2018	8,703	21.20	-	31.84	272,033	—	2.21	-	2.21
2017	9,183	20.74	-	31.16	280,802	—	28.46	-	28.46
2016	10,266	16.15	-	24.25	245,390	—	(0.83)	-	(0.83)
2015	10,118	16.28	-	24.46	242,926	—	1.72	-	1.72
	Alger MidCap Growth Class I-2
2019	8,010	13.54	-	53.87	399,077	—	20.12	-	30.26
2018	8,919	16.26	-	41.36	345,663	—	(7.44)	-	(7.44)
2017	9,562	17.57	-	44.69	402,569	—	29.79	-	29.79
2016	10,009	13.54	-	34.43	328,535	—	0.97	-	0.97
2015	9,909	13.40	-	34.10	320,114	—	(1.56)	-	(1.56)
	Alger Small Cap Growth Portfolio Class I-2 (Fund launched on August 13, 2018)
2019	173	14.83	-	14.83	2564	—	29.34	-	29.34
2018	4	11.46	-	11.46	40	—	(11.56)	-	(11.56)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	DWS Equity 500 Index VIP Class A
2019	3,585	$52.68	-	$52.68	$188,836	2.19%	31.19	-	31.19%
2018	4,792	40.16	-	40.16	192,418	1.66	(4.65)	-	(4.65)
2017	4,968	42.11	-	42.11	209,200	1.71	21.53	-	21.53
2016	4,958	34.65	-	34.65	171,806	1.97	11.61	-	11.61
2015	4,799	31.05	-	31.05	148,997	1.66	1.13	-	1.13
	DWS Global Income Builder VIP Class A II
2019	3,152	22.63	-	22.63	71,329	3.84	20.16	-	20.16
2018	4,051	18.83	-	18.83	76,300	3.79	(7.66)	-	(7.66)
2017	4,229	20.40	-	20.40	86,255	2.95	16.54	-	16.54
2016	4,106	17.50	-	17.50	71,848	3.99	6.81	-	6.81
2015	3,882	16.38	-	16.38	63,618	3.00	(1.44)	-	(1.44)
	DWS Small Cap Index VIP Class A
2019	963	55.31	-	55.31	53,247	1.06	25.22	-	25.22
2018	1,165	44.17	-	44.17	51,397	0.96	(11.23)	-	(11.23)
2017	1,290	49.75	-	49.75	64,216	1.03	14.33	-	14.33
2016	1,625	43.52	-	43.52	70,708	1.02	21.03	-	21.03
2015	1,607	35.96	-	35.96	57,756	1.05	(4.60)	-	(4.60)
	Fidelity® VIP Asset Manager Portfolio Initial Class
2019	3,125	30.28	-	30.28	94,603	1.83	18.25	-	18.25
2018	3,170	25.60	-	25.60	81,175	1.77	(5.35)	-	(5.35)
2017	3,180	27.05	-	27.05	86,030	1.92	14.10	-	14.10
2016	3,156	23.71	-	23.71	74,828	1.48	3.07	-	3.07
2015	3,255	23.00	-	23.00	74,867	1.68	0.14	-	0.14
	Fidelity® VIP ContrafundSM Portfolio Initial Class
2019	18,380	13.36	-	60.28	1,005,345	0.46	31.58	-	31.58
2018	19,837	10.16	-	45.81	834,803	0.70	(14.44)	-	(6.38)
2017	20,904	21.28	-	48.93	943,832	1.02	21.88	-	21.88
2016	20,795	17.46	-	40.15	772,874	0.81	8.01	-	8.01
2015	21,582	16.17	-	37.17	745,161	0.91	0.67	-	0.67
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class (Fund launched on August 13, 2018)
2019	181	11.98	-	11.98	2,171	1.97	23.71	-	23.71
2018	2	9.68	-	9.68	15	1.08	(16.88)	-	(16.88)
	Fidelity® VIP Emerging Markets Portfolio Initial Class
2019	1,673	12.15	-	15.82	25,226	1.91	29.46	-	29.46
2018	1,222	9.38	-	12.22	14,836	0.70	(18.00)	-	(4.45)
2017	1,071	14.90	-	14.90	15,939	0.73	47.40	-	47.40
2016	798	10.11	-	10.11	8,072	0.61	3.24	-	3.24
2015	530	9.79	-	9.79	5,189	0.60	(9.97)	-	(9.97)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Fidelity® VIP Equity-Income PortfolioSM Initial Class
2019	24,763	$12.68	-	$39.45	$933,191	2.01%	20.97	-	27.44%
2018	26,731	17.08	-	30.96	793,490	2.30	(8.29)	-	(8.29)
2017	26,752	18.63	-	33.76	866,752	1.74	12.89	-	12.89
2016	26,037	16.50	-	29.90	746,939	2.34	18.02	-	18.02
2015	26,131	13.98	-	25.34	633,128	3.30	(3.96)	-	(3.96)
	Fidelity® VIP Government Money Market Portfolio Initial Class
2019	35,377	10.40	-	15.32	506,147	1.99	1.79	-	2.02
2018	35,759	10.57	-	15.02	503,499	1.64	1.65	-	1.65
2017	35,837	10.40	-	14.78	493,404	0.66	0.67	-	0.67
2016	36,157	10.33	-	14.68	505,045	0.20	0.20	-	0.20
2015	22,336	10.31	-	14.65	305,121	0.03	0.03	-	0.03
	Fidelity® VIP Growth & Income Portfolio Initial Class
2019	2,921	24.83	-	24.83	72,533	3.67	30.05	-	30.05
2018	2,175	19.09	-	19.09	41,531	0.40	(8.98)	-	(8.98)
2017	2,212	20.98	-	20.98	46,402	1.32	16.90	-	16.90
2016	1,965	17.95	-	17.95	35,258	1.81	16.08	-	16.08
2015	1,681	15.46	-	15.46	25,983	2.36	(2.27)	-	(2.27)
	Fidelity® VIP Growth Portfolio Initial Class
2019	26,304	14.63	-	46.57	1,170,089	0.27	34.31	-	34.31
2018	29,255	10.89	-	34.67	975,518	0.24	(13.11)	-	(0.17)
2017	30,327	23.24	-	34.73	1,015,154	0.22	35.13	-	35.13
2016	30,064	17.20	-	25.70	746,829	0.04	0.80	-	0.80
2015	29,998	17.06	-	25.50	739,218	0.26	7.17	-	7.17
	Fidelity® VIP High Income Portfolio Initial Class
2019	1,171	20.31	-	20.31	23,778	5.32	15.11	-	15.11
2018	1,079	17.65	-	17.65	19,036	5.88	(3.29)	-	(3.29)
2017	981	18.24	-	18.24	17,899	5.43	6.93	-	6.93
2016	969	17.06	-	17.06	16,528	5.77	14.61	-	14.61
2015	860	14.89	-	14.89	12,790	6.44	(3.63)	-	(3.63)
	Fidelity® VIP Index 500 Portfolio Initial Class
2019	25,364	13.84	-	43.70	1,005,702	2.02	31.35	-	31.35
2018	22,108	10.54	-	33.27	735,014	1.72	(12.72)	-	(4.49)
2017	25,101	34.83	-	34.83	874,263	1.74	21.71	-	21.71
2016	27,297	28.62	-	28.62	781,172	1.41	11.86	-	11.86
2015	30,259	25.58	-	25.58	774,149	1.85	1.33	-	1.33
	Fidelity® VIP Index 500 Portfolio Service Class
2019	12,505	28.87	-	28.87	361,003	1.95	31.22	-	31.22
2018	11,086	22.00	-	22.00	243,923	1.88	(4.59)	-	(4.59)
2017	9,120	23.06	-	23.06	210,281	1.64	21.59	-	21.59
2016	10,414	18.96	-	18.96	197,493	1.50	11.75	-	11.75
2015	8,890	16.97	-	16.97	150,873	1.81	1.24	-	1.24

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
2019	17,566	$10.97	-	$20.36	$343,447	2.75%	9.67	-	9.67%
2018	18,524	10.00	-	18.57	332,472	2.56	(0.53)	-	1.40
2017	17,690	15.35	-	18.67	319,857	2.44	4.22	-	4.22
2016	17,126	14.72	-	17.91	297,426	2.44	4.74	-	4.74
2015	16,971	14.06	-	17.10	281,845	2.65	(0.60)	-	(0.60)
	Fidelity® VIP Mid Cap Portfolio Initial Class
2019	2,710	11.87	-	24.00	61,699	0.91	23.45	-	23.45
2018	2,377	9.61	-	19.44	46,196	0.66	(14.54)	-	(6.09)
2017	2,318	22.75	-	22.75	52,729	0.67	20.81	-	20.81
2016	2,750	18.83	-	18.83	51,772	0.57	12.23	-	12.23
2015	2,057	16.78	-	16.78	34,503	0.53	(1.39)	-	(1.39)
	Fidelity® VIP Overseas Portfolio Initial Class
2019	11,774	11.75	-	27.64	324,146	1.78	27.77	-	27.77
2018	11,716	9.20	-	21.64	253,205	1.60	(14.81)	-	(3.44)
2017	11,432	25.40	-	25.40	290,343	1.48	30.28	-	30.28
2016	11,589	19.49	-	19.49	225,912	1.50	(5.06)	-	(5.06)
2015	11,088	20.53	-	20.53	227,681	1.38	3.63	-	3.63
	Fidelity® VIP Real Estate Portfolio Initial Class
2019	1,993	11.98	-	21.52	40,847	1.93	23.22	-	23.22
2018	1,532	9.72	-	17.47	26,652	3.25	(6.22)	-	(3.20)
2017	1,533	18.63	-	18.63	28,546	1.86	4.07	-	4.07
2016	1,308	17.90	-	17.90	23,406	1.62	5.75	-	5.75
2015	1,071	16.92	-	16.92	18,134	2.16	3.71	-	3.71
	Fidelity® VIP Value Portfolio Initial Class (Fund launched on August 13, 2018)
2019	19	12.36	-	12.36	233	3.78	32.13	-	32.13
2018	1	9.35	-	9.35	6	0.94	(5.51)	-	(5.51)
	Fidelity® VIP Value Strategies Portfolio Initial Class
2019	406	23.54	-	23.54	9,551	1.65	34.53	-	34.53
2018	387	17.50	-	17.50	6,768	0.99	(17.32)	-	(17.32)
2017	405	21.16	-	21.16	8,549	1.51	19.36	-	19.36
2016	392	17.73	-	17.73	6,941	1.17	9.62	-	9.62
2015	355	16.17	-	16.17	5,740	1.15	(2.99)	-	(2.99)
	Franklin Templeton Global Bond VIP Fund Class 1
2019	1,684	17.40	-	17.40	29,305	7.04	2.26	-	2.26
2018	1,639	17.02	-	17.02	27,886	—	2.21	-	2.21
2017	1,542	16.65	-	16.65	25,673	—	2.15	-	2.15
2016	1,451	16.30	-	16.30	23,643	—	3.21	-	3.21
2015	1,415	15.79	-	15.79	22,342	7.73	(4.10)	-	(4.10)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Franklin Templeton Income VIP Fund Class 1
2019	1,159	$19.47	-	$19.47	$22,569	5.29%	16.42	-	16.42%
2018	1,146	16.72	-	16.72	19,168	4.91	(4.09)	-	(4.09)
2017	1,095	17.44	-	17.44	19,102	4.44	9.94	-	9.94
2016	1,077	15.86	-	15.86	17,089	4.82	14.33	-	14.33
2015	944	13.87	-	13.87	13,088	4.24	(6.84)	-	(6.84)
	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
2019	207	20.42	-	20.42	4,221	1.81	24.71	-	24.71
2018	254	16.38	-	16.38	4,177	2.74	(11.01)	-	(11.01)
2017	250	18.40	-	18.40	4,585	1.98	8.88	-	8.88
2016	226	16.90	-	16.90	3,814	1.96	12.44	-	12.44
2015	161	15.03	-	15.03	2,429	3.22	(3.39)	-	(3.39)
	Franklin Templeton Mutual Shares VIP Fund Class 1
2019	159	19.79	-	19.79	3,147	2.13	22.92	-	22.92
2018	164	16.10	-	16.10	2,635	2.93	(8.86)	-	(8.86)
2017	305	17.66	-	17.66	5,382	2.59	8.64	-	8.64
2016	297	16.26	-	16.26	4,826	2.24	16.35	-	16.35
2015	273	13.98	-	13.98	3,818	3.36	(4.69)	-	(4.69)
	Franklin Templeton Small Cap Value VIP Fund Class 1
2019	2,126	25.67	-	25.67	54,575	1.28	26.72	-	26.72
2018	2,031	20.25	-	20.25	41,140	1.12	(12.69)	-	(12.69)
2017	1,962	23.20	-	23.20	45,516	0.71	10.92	-	10.92
2016	1,964	20.91	-	20.91	41,060	1.09	30.54	-	30.54
2015	2,077	16.02	-	16.02	33,269	0.90	(7.18)	-	(7.18)
	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
2019	871	27.53	-	27.53	23,990	—	31.80	-	31.80
2018	902	20.89	-	20.89	18,855	—	(5.15)	-	(5.15)
2017	875	22.02	-	22.02	19,280	—	21.75	-	21.75
2016	837	18.09	-	18.09	15,129	—	4.40	-	4.40
2015	742	17.33	-	17.33	12,842	—	(2.44)	-	(2.44)
	Franklin Templeton Strategic Income VIP Fund Class 1
2019	789	17.37	-	17.37	13,705	5.31	8.41	-	8.41
2018	727	16.03	-	16.03	11,647	2.86	(1.91)	-	(1.91)
2017	607	16.34	-	16.34	9,922	3.24	4.74	-	4.74
2016	560	15.60	-	15.60	8,723	3.56	8.25	-	8.25
2015	450	14.41	-	14.41	6,479	6.86	(3.62)	-	(3.62)
	Franklin Templeton U.S. Government Securities VIP Fund Class 1
2019	1,228	13.82	-	13.82	16,980	3.08	5.47	-	5.47
2018	1,214	13.11	-	13.11	15,919	2.92	0.60	-	0.60
2017	1,268	13.03	-	13.03	16,527	2.81	1.66	-	1.66
2016	1,244	12.82	-	12.82	15,944	2.70	0.90	-	0.90
2015	1,246	12.70	-	12.70	15,823	2.63	0.71	-	0.71

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Guggenheim VT U.S. Long Short Equity Fund
2019	1,188	$25.03	-	$25.03	$29,722	0.57%	5.54	-	5.54%
2018	1,173	23.71	-	23.71	27,804	—	(12.94)	-	(12.94)
2017	1,211	27.24	-	27.24	32,960	0.36	14.85	-	14.85
2016	1,300	23.72	-	23.72	30,807	—	0.65	-	0.65
2015	1,346	23.56	-	23.56	31,711	—	1.26	-	1.26
	Invesco Oppenheimer V.I. Conservat. Balance Fund Series I
2019	1,395	14.34	-	14.34	19,998	2.25	17.51	-	17.51
2018	1,295	12.20	-	12.20	15,796	1.82	(5.32)	-	(5.32)
2017	1,371	12.89	-	12.89	17,661	1.80	9.25	-	9.25
2016	1,003	11.79	-	11.79	11,825	2.37	5.26	-	5.26
2015	959	11.20	-	11.20	10,752	1.98	0.83	-	0.83
	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I
2019	5,193	34.79	-	34.79	180,652	—	39.36	-	39.36
2018	5,227	24.96	-	24.96	130,479	—	(6.08)	-	(6.08)
2017	5,049	26.58	-	26.58	134,186	0.03	28.79	-	28.79
2016	5,188	20.64	-	20.64	107,069	—	2.33	-	2.33
2015	5,818	20.17	-	20.17	117,330	—	6.61	-	6.61
	Invesco Oppenheimer V.I. Global Fund Series I
2019	759	23.83	-	23.83	18,080	0.88	31.79	-	31.79
2018	827	18.08	-	18.08	14,953	0.99	(13.18)	-	(13.18)
2017	745	20.82	-	20.82	15,517	0.91	36.66	-	36.66
2016	677	15.24	-	15.24	10,317	1.03	0.08	-	0.08
2015	487	15.22	-	15.22	7,423	1.23	3.94	-	3.94
	Invesco Oppenheimer V.I. Global Fund Series II
2019	11,363	36.94	-	36.94	419,678	0.64	31.45	-	31.45
2018	12,850	28.10	-	28.10	361,052	0.77	(13.39)	-	(13.39)
2017	13,398	32.44	-	32.44	434,663	0.73	36.32	-	36.32
2016	13,454	23.80	-	23.80	320,176	0.70	(0.16)	-	(0.16)
2015	14,876	23.84	-	23.84	354,604	1.12	3.67	-	3.67
	Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I
2019	435	15.66	-	15.66	6,812	3.96	10.80	-	10.80
2018	411	14.13	-	14.13	5,811	5.09	(4.40)	-	(4.40)
2017	378	14.78	-	14.78	5,586	2.28	6.27	-	6.27
2016	356	13.91	-	13.91	4,947	5.21	6.53	-	6.53
2015	350	13.06	-	13.06	4,554	5.98	(2.26)	-	(2.26)
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I
2019	3,874	16.72	-	55.08	119,649	1.06	28.60	-	28.60
2018	3,977	13.00	-	42.83	97,297	0.87	(19.42)	-	(19.42)
2017	3,708	16.14	-	53.15	114,642	1.48	26.29	-	26.29
2016	3,609	12.78	-	42.08	89,977	1.11	(2.12)	-	(2.12)
2015	3,515	13.05	-	42.99	94,486	0.85	3.43	-	3.43

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Invesco Oppenheimer V.I Main Street Fund Series I (Fund launched on April 28, 2017)
2019	750	$13.27	-	$13.27	$9,949	1.05%	32.08	-	32.08%
2018	875	10.05	-	10.05	8,780	1.16	(7.89)	-	(7.89)
2017	908	10.91	-	10.91	9,901	2.16	9.08	-	9.08
	Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I
2019	12,926	28.80	-	63.01	758,505	0.20	26.47	-	26.47
2018	12,875	22.77	-	49.82	612,383	0.30	(10.32)	-	(10.32)
2017	13,708	25.39	-	55.56	726,061	0.85	14.16	-	14.16
2016	13,735	22.24	-	48.67	641,064	0.49	18.05	-	18.07
2015	14,711	18.84	-	41.22	585,475	0.90	(5.90)	-	(5.90)
	Invesco Oppenheimer V.I. Total Return Bond Fund Series I
2019	761	11.25	-	11.25	8,559	3.46	9.53	-	9.53
2018	781	10.27	-	10.27	8,014	3.31	(1.02)	-	(1.02)
2017	667	10.38	-	10.38	6,918	2.22	4.59	-	4.59
2016	482	9.92	-	9.92	4,779	3.66	3.27	-	3.27
2015	398	9.61	-	9.61	3,822	3.94	0.96	-	0.96
	Invesco V.I. American Franchise
2019	11,489	26.70	-	26.70	306,800	—	36.76	-	36.76
2018	12,185	19.53	-	19.53	237,934	—	(3.62)	-	(3.62)
2017	12,945	20.26	-	20.26	262,283	0.09	27.34	-	27.34
2016	13,335	15.91	-	15.91	212,180	—	2.27	-	2.27
2015	13,400	15.56	-	15.56	208,492	—	5.01	-	5.01
	Invesco V.I. American Value
2019	243	12.10	-	22.78	5,338	0.73	14.61	-	25.03
2018	224	18.22	-	18.22	4,102	0.47	(12.65)	-	(12.65)
2017	279	20.86	-	20.86	5,808	0.84	9.96	-	9.96
2016	247	18.97	-	18.97	4,681	0.38	15.49	-	15.49
2015	221	16.42	-	16.42	3,630	0.29	(9.13)	-	(9.13)
	Invesco V.I. Core Equity
2019	1,035	25.33	-	25.33	26,217	0.97	28.96	-	28.96
2018	1,034	19.64	-	19.64	20,303	0.92	(9.39)	-	(9.39)
2017	1,006	21.68	-	21.68	21,787	1.07	13.17	-	13.17
2016	966	19.15	-	19.15	18,496	0.71	10.26	-	10.26
2015	1,088	17.37	-	17.37	18,891	1.07	(5.77)	-	(5.77)
	Invesco V.I. Diversified Dividend Fund Series I (Fund launched on August 13, 2018)
2019	5	12.11	-	12.11	62	—	2.75	-	2.75
	Invesco V.I. Government Securities
2019	4,006	12.27	-	12.27	49,129	2.54	6.07	-	6.07
2018	3,787	11.56	-	11.56	43,791	2.11	0.56	-	0.56
2017	4,016	11.50	-	11.50	46,174	2.15	1.96	-	1.96
2016	3,745	11.28	-	11.28	42,240	1.98	1.23	-	1.23
2015	3,955	11.14	-	11.14	44,063	2.26	0.34	-	0.34

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Invesco V.I. Growth and Income Fund Series I
2019	6,835	$23.51	-	$46.27	$296,452	1.83%	25.19	-	25.19%
2018	7,113	18.78	-	36.96	248,453	2.05	(13.38)	-	(13.38)
2017	7,281	21.68	-	42.67	295,510	1.53	14.32	-	14.32
2016	7,131	18.96	-	37.32	254,262	1.08	19.69	-	19.69
2015	7,599	15.84	-	31.18	227,955	2.99	(3.06)	-	(3.06)
	Invesco V.I. High Yield
2019	2,374	11.18	-	15.44	36,027	5.91	3.30	-	13.51
2018	2,184	13.60	-	13.60	29,707	5.12	(3.35)	-	(3.35)
2017	2,168	14.07	-	14.07	30,518	4.13	6.30	-	6.30
2016	2,135	13.24	-	13.24	28,264	4.26	11.21	-	11.21
2015	2,020	11.90	-	11.90	24,048	5.52	(3.17)	-	(3.17)
	Invesco V.I. International Growth Fund Series I (Fund launched on August 13, 2018)
2019	49	11.68	-	11.68	571	2.30	28.57	-	28.57
2018	7	9.09	-	9.09	68	—	(5.42)	-	(5.42)
	Invesco V.I. Mid Cap Core Equity
2019	3,740	29.58	-	29.58	110,630	0.51	25.28	-	25.28
2018	4,137	23.61	-	23.61	97,674	0.51	(11.35)	-	(11.35)
2017	4,260	26.63	-	26.63	113,482	0.54	14.92	-	14.92
2016	4,195	23.18	-	23.18	97,237	0.08	13.43	-	13.43
2015	4,269	20.43	-	20.43	87,220	0.34	(4.03)	-	(4.03)
	Invesco V.I. Mid Cap Growth Fund Series I (Fund launched on August 13, 2018)
2019	6	13.81	-	13.81	79	—	4.71	-	4.71
	Invesco V.I. Mid Cap Growth Fund Series II
2019	2,069	38.03	-	38.03	78,678	—	34.00	-	34.00
2018	2,121	28.38	-	28.38	60,203	—	(5.87)	-	(5.87)
2017	2,228	30.15	-	30.15	67,149	—	22.14	-	22.14
2016	2,246	24.69	-	24.69	55,456	—	0.57	-	0.57
2015	2,307	24.54	-	24.54	56,634	—	1.04	-	1.04
	Invesco V.I. Value Opportunity
2019	3,466	21.74	-	21.74	75,354	0.25	30.61	-	30.61
2018	3,635	16.65	-	16.65	60,518	0.33	(19.18)	-	(19.18)
2017	4,337	20.60	-	20.60	89,320	0.39	17.44	-	17.44
2016	4,582	17.54	-	17.54	80,355	0.39	18.34	-	18.34
2015	4,391	14.82	-	14.82	65,072	2.66	(10.40)	-	(10.40)
	Janus Henderson Balanced Portfolio Institutional Shares
2019	990	13.34	-	26.34	25,669	1.96	22.59	-	22.59
2018	1,031	10.88	-	21.48	22,146	2.17	(2.54)	-	0.68
2017	977	21.34	-	21.34	20,852	1.67	18.43	-	18.43
2016	871	18.02	-	18.02	15,700	2.40	4.60	-	4.60
2015	680	17.22	-	17.22	11,712	1.85	0.62	-	0.62

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Janus Henderson Balanced Portfolio Service Shares
2019	10,506	$42.75	-	$42.75	$449,125	1.64%	22.27	-	22.27%
2018	11,015	34.96	-	34.96	385,126	1.78	0.43	-	0.43
2017	10,899	34.81	-	34.81	379,423	1.41	18.13	-	18.13
2016	10,481	29.47	-	29.47	308,863	1.89	4.32	-	4.32
2015	10,523	28.25	-	28.25	297,274	1.66	0.41	-	0.41
	Janus Henderson Enterprise Portfolio Institutional Shares
2019	1,644	35.04	-	35.04	57,604	0.21	35.48	-	35.48
2018	1,021	25.87	-	25.87	26,417	0.23	(0.41)	-	(0.41)
2017	861	25.97	-	25.97	22,362	0.26	27.42	-	27.42
2016	834	20.38	-	20.38	16,998	0.73	12.36	-	12.36
2015	789	18.14	-	18.14	14,300	0.85	4.03	-	4.03
	Janus Henderson Flexible Bond Portfolio Institutional Shares
2019	1,150	10.89	-	17.65	20,021	3.34	1.94	-	9.57
2018	1,127	16.11	-	16.11	18,167	3.17	(1.00)	-	(1.00)
2017	1,127	16.27	-	16.27	18,326	2.93	3.62	-	3.62
2016	1,132	15.70	-	15.70	17,790	2.88	2.46	-	2.46
2015	1,135	15.33	-	15.33	17,402	2.35	0.22	-	0.22
	Janus Henderson Forty Portfolio Institutional Shares
2019	2,141	15.18	-	58.59	119,628	0.15	6.05	-	37.16
2018	2,599	21.44	-	42.72	106,205	—	1.98	-	1.98
2017	3,268	21.02	-	41.89	132,267	—	30.31	-	30.31
2016	3,203	16.13	-	32.14	98,773	0.81	2.20	-	2.20
2015	3,029	15.78	-	31.45	91,632	—	12.22	-	12.22
	Janus Henderson Global Research Portfolio Service Shares
2019	1,670	35.69	-	35.69	59,625	0.87	28.71	-	28.71
2018	1,631	27.73	-	27.73	45,232	0.99	(7.08)	-	(7.08)
2017	1,569	29.84	-	29.84	46,827	0.70	26.68	-	26.68
2016	1,628	23.56	-	23.56	38,363	0.95	1.82	-	1.82
2015	1,584	23.14	-	23.14	36,626	0.55	(2.53)	-	(2.53)
	Janus Henderson Global Technology Portfolio Institutional Shares
2019	1,012	16.71	-	48.62	42,439	—	45.17	-	45.17
2018	598	11.51	-	33.49	19,843	—	(1.60)	-	1.19
2017	518	33.09	-	33.09	17,151	—	45.09	-	45.09
2016	527	22.81	-	22.81	12,016	0.20	14.21	-	14.21
2015	492	19.97	-	19.97	9,813	—	4.85	-	4.85
	Janus Henderson Mid Cap Value Portfolio Institutional Shares
2019	783	12.32	-	24.07	16,323	1.24	30.35	-	30.35
2018	519	9.45	-	18.47	9,591	1.09	(13.63)	-	(5.57)
2017	450	21.38	-	21.38	9,626	0.80	13.94	-	13.94
2016	412	18.77	-	18.77	7,726	1.05	19.03	-	19.03
2015	351	15.77	-	15.77	5,536	1.27	(3.47)	-	(3.47)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Janus Henderson Mid Cap Value Portfolio Service Shares
2019	4,313	$36.64	-	$36.64	$158,004	1.02%	30.05	-	30.05%
2018	4,580	28.17	-	28.17	128,996	0.89	(13.82)	-	(13.82)
2017	4,997	32.69	-	32.69	163,365	0.63	13.63	-	13.63
2016	4,942	28.77	-	28.77	142,165	0.90	18.76	-	18.76
2015	5,075	24.22	-	24.22	122,934	1.02	(3.69)	-	(3.69)
	Janus Henderson Overseas Portfolio Institutional Shares
2019	4,583	9.92	-	9.92	45,474	1.98	27.02	-	27.02
2018	3,153	7.81	-	7.81	24,635	1.66	(14.94)	-	(14.94)
2017	3,070	9.18	-	9.18	28,197	1.80	31.12	-	31.12
2016	2,711	7.01	-	7.01	18,990	4.59	(6.45)	-	(6.45)
2015	2,150	7.49	-	7.49	16,098	0.63	(8.59)	-	(8.59)
	Janus Henderson Overseas Portfolio Service Shares
2019	9,759	9.70	-	9.70	94,661	1.85	26.71	-	26.71
2018	10,334	7.66	-	7.66	79,103	1.66	(15.14)	-	(15.14)
2017	11,069	9.02	-	9.02	99,849	1.65	30.80	-	30.80
2016	10,837	6.90	-	6.90	74,736	4.90	(6.71)	-	(6.71)
2015	9,803	7.39	-	7.39	72,465	0.54	(8.80)	-	(8.80)
	Janus Henderson Research Portfolio Institutional Shares (Fund launched on August 13, 2018)
2019	29	14.49	-	14.49	427	0.66	20.15	-	20.15
	Lazard Retirement Emerging Markets Equity Portfolio
2019	517	61.68	-	61.68	31,861	0.91	18.14	-	18.14
2018	475	52.21	-	52.21	24,769	1.70	(18.56)	-	(18.56)
2017	576	64.10	-	64.10	36,893	1.84	27.82	-	27.82
2016	551	50.15	-	50.15	27,625	1.08	20.78	-	20.78
2015	569	41.52	-	41.52	23,628	1.23	(20.05)	-	(20.05)
	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
2019	5,001	33.95	-	33.95	169,789	1.75	28.88	-	28.88
2018	5,738	26.34	-	26.34	151,145	1.56	(8.87)	-	(8.87)
2017	5,685	28.91	-	28.91	164,337	1.42	14.84	-	14.84
2016	5,658	25.17	-	25.17	142,439	1.52	13.00	-	13.00
2015	6,152	22.28	-	22.28	137,071	1.49	(2.87)	-	(2.87)
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
2019	4,401	25.78	-	25.78	113,450	5.16	14.39	-	14.39
2018	4,783	22.53	-	22.53	107,796	5.35	(3.92)	-	(3.92)
2017	4,627	23.45	-	23.45	108,521	5.52	8.65	-	8.65
2016	4,460	21.59	-	21.59	96,269	6.40	15.60	-	15.60
2015	4,784	18.67	-	18.67	89,322	6.23	(5.84)	-	(5.84)
	MFS® High Yield Portfolio Initial Class
2019	4,423	13.84	-	13.84	61,211	5.74	14.81	-	14.81
2018	4,443	12.06	-	12.06	53,555	5.57	(3.08)	-	(3.08)
2017	4,608	12.44	-	12.44	57,313	6.49	6.69	-	6.69
2016	4,507	11.66	-	11.66	52,539	6.64	13.82	-	13.82
2015	4,794	10.24	-	10.24	49,109	7.24	(4.22)	-	(4.22)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	MFS® Investors Trust Series Initial Class
2019	672	$38.97	-	$38.97	$26,185	0.70%	31.58	-	31.58%
2018	664	29.62	-	29.62	19,653	0.64	(5.49)	-	(5.49)
2017	670	31.34	-	31.34	20,992	0.74	23.35	-	23.35
2016	682	25.41	-	25.41	17,340	0.86	8.59	-	8.59
2015	649	23.40	-	23.40	15,184	0.95	0.22	-	0.22
	MFS® Mass. Investors Growth Stock Portfolio Initial Class (Fund launched on March 27, 2015)
2019	4,799	18.95	-	18.95	90,949	0.59	39.95	-	39.95
2018	4,820	13.54	-	13.54	65,261	0.58	0.81	-	0.81
2017	4,743	13.43	-	13.43	63,699	0.67	28.42	-	28.42
2016	4,781	10.46	-	10.46	50,001	0.60	6.08	-	6.08
2015	4,819	9.86	-	9.86	47,513	1.00	(1.40)	-	(1.40)
	MFS® New Discovery Series Initial Class
2019	3,097	79.85	-	79.85	247,271	—	41.70	-	41.70
2018	3,372	56.35	-	56.35	190,039	—	(1.48)	-	(1.48)
2017	3,453	57.20	-	57.20	197,484	—	26.65	-	26.65
2016	3,489	45.16	-	45.16	157,536	—	9.05	-	9.05
2015	3,462	41.41	-	41.41	143,353	—	(1.89)	-	(1.89)
	MFS® Total Return Series Initial Class
2019	3,303	38.56	-	38.56	127,341	2.38	20.38	-	20.38
2018	3,284	32.03	-	32.03	105,200	2.24	(5.61)	-	(5.61)
2017	3,157	33.93	-	33.93	107,102	2.34	12.30	-	12.30
2016	3,089	30.22	-	30.22	93,347	2.88	9.09	-	9.09
2015	3,016	27.70	-	27.70	83,543	2.67	(0.37)	-	(0.37)
	MFS® Utilities Series Initial Class
2019	1,112	76.72	-	76.72	85,324	4.05	25.07	-	25.07
2018	1,121	61.34	-	61.34	68,744	1.11	1.06	-	1.06
2017	1,206	60.70	-	60.70	73,217	4.46	14.83	-	14.83
2016	1,185	52.86	-	52.86	62,581	3.84	11.47	-	11.47
2015	1,253	47.42	-	47.42	59,394	4.40	(14.52)	-	(14.52)
	MFS® Value Series Initial Class
2019	1,973	39.34	-	39.34	77,630	2.02	29.80	-	29.80
2018	2,162	30.31	-	30.31	65,550	1.58	(10.09)	-	(10.09)
2017	2,169	33.71	-	33.71	73,094	1.77	17.65	-	17.65
2016	2,511	28.65	-	28.65	71,944	2.14	14.09	-	14.09
2015	2,400	25.11	-	25.11	60,268	2.36	(0.74)	-	(0.74)
	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
2019	2,020	10.98	-	10.98	22,171	1.05	19.59	-	19.59
2018	2,137	9.18	-	9.18	19,611	0.45	(17.47)	-	(17.47)
2017	1,948	11.12	-	11.12	21,670	0.77	35.06	-	35.06
2016	1,819	8.23	-	8.23	14,980	0.51	6.74	-	6.74
2015	1,617	7.71	-	7.71	12,467	0.83	(10.69)	-	(10.69)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Morgan Stanley VIF Growth Portfolio Class I
2019	2,144	$41.79	-	$64.76	$126,470	—%	31.81	-	31.81%
2018	2,288	31.70	-	49.14	105,770	—	7.54	-	7.54
2017	2,280	29.48	-	45.69	100,950	—	43.15	-	43.15
2016	2,388	20.59	-	31.92	74,174	—	(1.64)	-	(1.64)
2015	2,244	20.94	-	32.45	71,827	—	12.24	-	12.24
	Morgan Stanley VIF U.S. Real Estate Portfolio Class I
2019	2,708	53.32	-	53.32	144,392	1.89	18.94	-	18.94
2018	2,769	44.83	-	44.83	124,100	2.77	(7.71)	-	(7.71)
2017	2,663	48.57	-	48.57	129,378	1.50	3.11	-	3.11
2016	2,523	47.11	-	47.11	118,900	1.21	6.81	-	6.81
2015	2,931	44.10	-	44.10	129,246	1.32	2.17	-	2.17
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
2019	20,950	12.14	-	29.37	391,038	1.90	22.44	-	22.44
2018	19,479	9.91	-	23.99	301,592	1.70	(9.17)	-	(6.59)
2017	17,338	17.05	-	17.05	295,675	1.55	20.17	-	20.17
2016	14,804	14.19	-	14.19	210,083	1.68	11.45	-	11.45
2015	12,152	12.73	-	12.73	154,749	1.58	(2.65)	-	(2.65)
	Morningstar Balanced ETF Asset Allocation Portfolio Class I
2019	18,565	11.58	-	23.30	322,243	2.15	8.28	-	16.57
2018	21,947	15.16	-	19.99	332,610	2.27	(6.02)	-	(6.02)
2017	21,160	16.13	-	16.13	341,249	2.02	13.65	-	13.65
2016	18,962	14.19	-	14.19	269,063	2.02	8.69	-	8.69
2015	18,929	13.06	-	17.22	251,186	1.81	(1.97)	-	(1.97)
	Morningstar Conservative ETF Asset Allocation Portfolio Class I
2019	4,258	14.83	-	16.04	63,151	2.18	9.75	-	9.75
2018	4,304	13.51	-	14.61	58,170	2.44	(2.09)	-	(2.09)
2017	4,012	13.80	-	14.92	55,380	2.18	6.45	-	6.45
2016	3,431	12.97	-	12.97	44,487	1.84	4.88	-	4.88
2015	3,256	12.36	-	12.36	40,252	1.53	(0.96)	-	(0.96)
	Morningstar Growth ETF Asset Allocation Portfolio Class I
2019	40,620	11.92	-	27.11	717,516	2.15	20.14	-	20.14
2018	35,172	9.92	-	22.57	526,414	1.88	(7.85)	-	(6.54)
2017	28,954	16.83	-	24.49	494,512	1.66	17.68	-	17.68
2016	25,922	14.30	-	20.81	376,550	1.89	9.88	-	9.88
2015	21,478	13.02	-	18.94	284,563	1.69	(2.22)	-	(2.22)
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
2019	8,574	11.28	-	19.30	137,616	2.06	6.69	-	13.19
2018	10,287	14.33	-	17.05	147,394	2.69	(3.99)	-	(3.99)
2017	8,870	14.92	-	14.92	132,374	2.11	10.12	-	10.12
2016	8,717	13.55	-	13.55	118,127	2.39	6.73	-	6.73
2015	6,766	12.70	-	12.70	85,918	2.05	(1.52)	-	(1.52)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
2019	2,042	$24.87	-	$24.87	$50,788	1.77%	7.01	-	7.01%
2018	2,010	23.24	-	23.24	46,711	1.32	2.12	-	2.12
2017	2,003	22.76	-	22.76	45,606	4.89	2.76	-	2.76
2016	1,953	22.15	-	22.15	43,258	1.35	6.48	-	6.48
2015	2,431	20.80	-	20.80	50,566	3.14	0.29	-	0.29
	PIMCO VIT Real Return Portfolio Admin. Shares
2019	7,425	18.77	-	18.77	139,372	1.68	8.44	-	8.44
2018	7,497	17.31	-	17.31	129,776	2.46	(2.20)	-	(2.20)
2017	6,729	17.70	-	17.70	119,121	2.39	3.66	-	3.66
2016	6,172	17.08	-	17.08	105,397	2.25	5.20	-	5.20
2015	6,289	16.23	-	16.23	102,083	4.16	(2.71)	-	(2.71)
	PIMCO VIT Total Return Portfolio Admin. Shares
2019	11,435	23.76	-	23.76	271,687	3.01	8.36	-	8.36
2018	11,733	21.93	-	21.93	257,247	2.55	(0.53)	-	(0.53)
2017	10,834	22.04	-	22.04	238,806	2.04	4.92	-	4.92
2016	10,083	21.01	-	21.01	211,850	2.12	2.68	-	2.68
2015	9,578	20.46	-	20.46	195,977	5.05	0.45	-	0.45
	Putnam VT High Yield Fund Class IA
2019	2,438	35.02	-	35.02	85,386	5.86	14.55	-	14.55
2018	2,386	30.57	-	30.57	72,919	5.83	(3.59)	-	(3.59)
2017	2,658	31.71	-	31.71	84,303	5.92	7.22	-	7.22
2016	2,564	29.57	-	29.57	75,806	6.27	15.66	-	15.66
2015	2,514	25.57	-	25.57	64,273	7.02	(5.14)	-	(5.14)
	Putnam VT International Value Fund Class IA
2019	1,103	30.41	-	30.41	33,551	2.82	20.44	-	20.44
2018	1,041	25.25	-	25.25	26,266	2.21	(17.38)	-	(17.38)
2017	961	30.56	-	30.56	29,353	1.64	25.06	-	25.06
2016	904	24.44	-	24.44	22,078	2.49	1.28	-	1.28
2015	851	24.13	-	24.13	20,506	0.59	(1.71)	-	(1.71)
	T. Rowe Price Blue Chip Growth Portfolio I
2019	5,605	50.73	-	50.73	284,364	—	29.89	-	29.89
2018	7,154	39.06	-	39.06	279,421	—	1.92	-	1.92
2017	6,640	38.32	-	38.32	254,468	—	36.17	-	36.17
2016	6,750	28.14	-	28.14	189,958	—	0.78	-	0.78
2015	7,020	27.93	-	27.93	196,063	—	11.05	-	11.05
	T. Rowe Price Equity Income Portfolio I
2019	11,383	45.42	-	45.42	517,012	2.33	26.40	-	26.40
2018	11,974	35.93	-	35.93	430,276	2.03	(9.50)	-	(9.50)
2017	11,982	39.71	-	39.71	475,764	1.78	16.02	-	16.02
2016	12,861	34.22	-	34.22	440,156	2.32	19.17	-	19.17
2015	13,073	28.72	-	28.72	375,435	1.82	(6.85)	-	(6.85)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	VanEck VIP Emerging Markets Fund Initial Class
2019	3,167	$42.95	-	$42.95	$136,013	0.47%	30.60	-	30.60%
2018	3,462	32.89	-	32.89	113,849	0.28	(23.49)	-	(23.49)
2017	3,302	42.98	-	42.98	141,927	0.41	51.03	-	51.03
2016	3,236	28.46	-	28.46	92,100	0.45	0.10	-	0.10
2015	3,586	28.43	-	28.43	101,949	0.56	(13.99)	-	(13.99)
	VanEck VIP Global Hard Assets Fund Initial Class
2019	2,246	22.15	-	22.15	49,749	—	11.87	-	11.87
2018	1,979	19.80	-	19.80	39,193	—	(28.28)	-	(28.28)
2017	1,722	27.61	-	27.61	47,522	—	(1.70)	-	(1.70)
2016	1,371	28.08	-	28.08	38,497	0.36	43.71	-	43.71
2015	1,456	19.54	-	19.54	28,450	0.04	(33.45)	-	(33.45)

PART C
OTHER INFORMATION

Item 26. FINANCIAL STATEMENTS AND EXHIBITS
(a) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Variable Life Separate Account A dated August 1, 1996./1
(b) Not Applicable
(c) (i) Form of Principal Underwriting Agreement. /2
(ii) Form of Selling Agreement. /2
(iii) Form of Schedule of Sales Commissions. /2
(d) Form of Contract for the Consultant Accumulator Flexible Premium Variable Universal Life Policy. /1
(e) Form of Application for the Consultant Accumulator Flexible Premium Variable Universal Life Policy /1
(f) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K annual report dated March 30, 1999 and incorporated herein by reference).
(g) Not Applicable
(h) Fund Participation Agreements:

(1)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc, Allstate Life Insurance Company of New York, and Allstate Life Financial Services, Inc./1

(2)	Form of Participation Agreement among the Alger American Fund, Allstate Life Insurance Company of New York & Fred Alger and Company, Incorporated./1

(3)	Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation./1

(4)	Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation./1

(5)	Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and Allstate Life Insurance Company of New York./1

(6)	Form of Participation Agreement among Allstate Life Insurance Company of New York, Lazard Asset Management and Lazard Retirement Series, Inc. /1

(7)	Form of Participation Agreement between Allstate Life Insurance Company of New York, LSA Variable Series Trust and LSA Asset Management, LLC./1

(8)	Form of Participation Agreement among MFS Variable Insurance Trust, Allstate Life Insurance Company of New York, and Massachusetts Financial Services Company./1

(9)	Form of Participation Agreement between Allstate Life Insurance Company of New York and OCC Accumulation Trust./1

(10)	Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Allstate Life Insurance Company of New York. /1

(11)	Form of Participation Agreement among Panorama Series Fund, OppenheimerFunds, Inc., and Allstate Life Insurance Company of New York. /1

(12)	Form of Participation Agreement among PIMCO Variable Insurance Trust, Allstate Life Insurance Company of New York and PIMCO Funds Distributor LLC. /1

(13)	Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Allstate Life Insurance Company of New York./1

(14)	Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Allstate Life Insurance Company of New York. /1

(15)	Form of Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Allstate Life Insurance Company of New York. /1

(16)	Form of Fund Participation Agreement between Allstate Life Insurance Company of New York and Deutsche Asset Management, Inc./1

(17)	Form of Participation Agreement between Scudder Variable Series I, Deutsche Investment Management Americas Inc., Scudder Distributors, Inc. and Allstate Life Insurance Company of New York./1

(18)
Form of Participation Agreement among Allstate Life Insurance Company of New York, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. /1

(19)	Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Allstate Life Insurance Company of New York. /1

(20)	Form of Participation Agreement among Allstate Life Insurance Company of New York, Van Kampen Universal Institutional Funds, and Van Kampen Asset Management, Inc./1

(21)	Form of Participation Agreement between Financial Investors Variable Insurance Trust and Allstate Life Insurance Company of New York./3

(i) Not Applicable
(j) Not Applicable

(k) Opinion and Consent of Angela K. Fontana, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York. (file herewith)
(l) Actuarial Opinion and Consent. /2
(m) Sample Calculation. /2
(n) Other Consents:

(1)	Consent of Independent Registered Public Accounting Firm (file herewith)

(o) Not Applicable
(p) Not Applicable
(q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii). /1
(r) Table of Surrender Charge Factors and Percentages. /2
(99)(a) Powers of Attorney for Maureen A. Buckley, Angela K. Fontana, Mary Jane Fortin, John R. Hurley, Mario Imbarrato, Samuel H. Pilch, John R. Raben, Jr., P. John Rugel, Brian P. Stricker, Eric K. Ferren. /4
(99)(b) Power of Attorney for Gene L. Lunman. /5
(99)(c) Powers of Attorney for Rebecca D. Kennedy, John C. Pintozzi and Mario Rizzo. (file herewith)
/1 Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
/2 Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100934) dated June 30, 2003.
/3 Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-100934) dated April 30, 2009.
/4 Previously filed in Post-Effective Amendment No. 16 to this Registration Statement (File No. 333-100934) dated April 16, 2018.
/5 Previously filed in Post-Effective Amendment No. 17 to this Registration Statement (File No. 333-100934) dated April 12, 2019.

Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICE WITH DEPOSITOR OF THE ACCOUNT
Buckley, Maureen A.	Director
Fontana, Angela K.	Director, Senior Vice President, General Counsel and Secretary
Fortin, Mary Jane	Director, Chairman of the Board, President and Chief Executive Officer
Hurley, John R.	Director
Imbarrato, Mario	Director
Stricker, Brian P.	Director and Senior Vice President
Kennedy, Rebecca D.	Director and Vice President
Raben, Jr., John R.	Director
Lunman, Gene L.	Director
Pintozzi, John C.	Senior Vice President and Controller
Rizzo, Mario	Chief Financial Officer
Dugenske, John E.	President, Investment and Financial Products
Knipp, Jeffrey D.	Chief Administrative Officer
Flewellen, James M.	Senior Vice President
Pedraja, Michael A.	Senior Vice President and Treasurer
Lenz, Brigitte K.	Vice President
Wright, Jeffrey S.	Senior Vice President and Chief Information Security Officer
Hwang, Christina	Senior Vice President
Parikh, Hiren S.	Vice President
Stultz, Elliot A.	Assistant Secretary
Miller, Merlin L.	Vice President and Illustration Actuary
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
Lundal, Carol E.	Vice President and Assistant Treasurer
Nelson, Mary K.	Vice President
Resnick, Theresa M.	Vice President and Appointed Actuary
Gordon, Daniel G.	Vice President and Assistant Secretary
Willemsen, Lisette S.	Assistant Secretary
Helsdingen, Thomas H.	Assistant Treasurer
Rodrigues, Cynthia	Assistant Treasurer
Ludwig, Jillian K.	Assistant Secretary
Quinn, Mary Jo	Assistant Secretary
Lopez, Alma D.	Assistant Treasurer
Raphael, Patricia A.	Assistant Treasurer
Seaman, Laura A.	Assistant Treasurer
Kirchhoff, Tracy M.	Chief Compliance Officer

* The principal address of Ms. Buckley is 26 Huntleigh Drive, Loudonville, New York, 12211. The principal business address of Mr. Hurley, Esq. is 29 St. Agnes Lane, Loudonville, NY 12211. The principal business address of Mr. Lunman is 8912 Carindale Road, Waxhaw, NC 28173. The principal business address of the other foregoing officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062.
Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Allstate Corporation and Subsidiaries[1]

12.03.2019

The Allstate Corporation 008 (DE)
Allstate Financial Insurance Holdings Corporation 375 (DE)
American Heritage Life Insurance Company 374 (FL)
First Colonial Insurance Company 378 (FL)
E.R.J. Insurance Group, Inc. (dba American Heritage Insurance Services) 373 (FL)
American Heritage Service Company 372 (FL)
Allstate Assurance Company 432 (IL)
Intramerica Life Insurance Company 379 (NY)
Allstate Indemnity Company 060 (IL)
Allstate Fire and Casualty Insurance Company 027 (IL)
Allstate Property and Casualty Insurance Company 065 (IL)
Esurance Holdings, Inc. 420 (DE)
Esurance Insurance Services, Inc. 418 (DE)
Esurance Insurance Company 414 (WI)
Esurance Insurance Services Company of Canada 421 (Canada)
Esurance Property and Casualty Insurance Company 416 (WI)
Esurance Insurance Company of New Jersey 415 (WI)
Allstate Insurance Holdings, LLC 396 (DE)
Encompass Insurance Holdings, LLC 430 (DE)
Encompass Indemnity Company 270 (IL)
Encompass Insurance Company 339 (IL)
Encompass Independent Insurance Company 360 (IL)
Encompass Insurance Company of America 357 (IL)
Encompass Home and Auto Insurance Company 361 (IL)
Encompass Property and Casualty Company 359 (IL)
Encompass Insurance Company of Massachusetts 367 (MA)
Allstate Insurance Company 010 (IL)
Allstate New Jersey Insurance Company 095 (IL)
Allstate New Jersey Property and Casualty Insurance Company 386 (NJ)
Encompass Insurance Company of New Jersey 365 (IL)
Encompass Property and Casualty Insurance Company of New Jersey 387 (IL)
Allstate Insurance Company of Canada 090 (Canada)
Allstate Life Insurance Company of Canada 091 (Canada)
Pembridge Insurance Company 093 (Canada)
Pafco Insurance Company 092 (Canada)
Ivantage Insurance Brokers Inc. 094 (Canada)
Esurance Insurance Company of Canada 096 (Canada)
Allstate Vehicle and Property Insurance Company 064 (IL)
Allstate North American Insurance Company 330 (IL)
Allstate Northbrook Indemnity Company 021 (IL)
North Light Specialty Insurance Company 397 (IL)
Tech-Cor, LLC 061 (DE)
Allstate Financial Services, LLC 302 (DE)
Allstate Financial Corporation 349 (IL)
Allstate Financial, LLC 348 (DE)
AIMCO Private Fund II, LLC 080 (DE)
Allstate Life Insurance Company 030 (IL)
Allstate Distributors, L.L.C. 370 (DE)
Allstate Financial Advisors, LLC 317 (DE)
Allstate Assignment Company 335 (NE)
Allstate Settlement Corporation 033 (NE)
Allstate Finance Company, LLC 410 (DE)
NBInv Riverside Cars1, LLC 211 (DE)
NBInv Riverside Management, LLC 213 (DE)
Shelf Investment Holding Entity
NBInv APAF1, LLC 221 (DE)
Owned by Allstate Insurance Company – 55%
Owned by Allstate Life Insurance Company – 45%
Allstate Life Insurance Company of New York 036 (NY)
ALIC Reinsurance Company 385 (SC)
Allstate International Assignments, Ltd. 235 (DE)
AIMCO Private Fund I Holding, LLC 083 (DE)* *Not yet capitalized.
AIMCO Private Fund I, LLC 082 (DE)
Investment Holding Entities
ALINV Mosaic, LLC 209 (DE)
Road Bay Investments, LLC 391 (DE)
West Plaza RE Holdings, LLC 423 (DE)
NBInv AF1, LLC 218 (DE)
NBInv AF2, LLC 219 (DE)
NBInv AF3, LLC 220 (DE)
Shelf Investment Holding Entities
NBInv AF4, LLC 225 (DE)
NBInv AF5, LLC 226 (DE)
NBInv AF6, LLC 227 (DE)
Castle Key Insurance Company 070 (IL)
Castle Key Indemnity Company 085 (IL)
Encompass Floridian Insurance Company 383 (IL)
Encompass Floridian Indemnity Company 382 (IL)
Allstate Texas Lloyd's, Inc. 067 (TX) (Attorney-in-Fact for Allstate Texas Lloyd's)
Allstate Texas Lloyd's 063 (TX)
Allstate County Mutual Insurance Company 068 (TX) (Owned by its policyholders)
Investment Holding Entities
AP Real Estate, LLC – 205 (DE)
AP Timber, LLC – 206 (DE)
Current Creek Investments, LLC – 413 (DE)
NBInv AP1, LLC 215 (DE)
NBInv AP2, LLC 216 (DE)
NBInv AP3, LLC 217 (DE)
NBInv AP4, LLC 222 (DE)
NBInv AP6, LLC 224 (DE)
NBInv AP7, LLC 228 (DE)
AP Riverway Plaza, LLC – 205 (DE) (Wholly-owned subsidiary of APRE Series Riverway Plaza, a separate series of AP Real Estate, LLC.)
Shelf Investment Holding Entities
NBInv AP5, LLC 223 (DE)
NBInv AP8, LLC 229 (DE)
NBInv AP9, LLC (DE)
CE Care Plan Corp (DE)
Complete Product Care Corp (DE)
ST Product Care Corp (DE)
SquareTrade Protection Solutions, Inc. (DE)
Protection Plan Group, Inc. (DE)
SquareTrade Go, Inc. (DE)
Kennett Capital, Inc. 306 (DE)
Allstate International Holdings, Inc. 144 (DE)
Allstate Solutions Private Limited 152 (India)
Allstate Non-Insurance Holdings, Inc. 145 (DE)
Answer Financial Inc. 417 (DE)
Right Answer Insurance Agency, LLC (DE)
Insurance Answer Center, LLC (DE)
Answer Marketplace, LLC (DE)
Allstate Exchange Services, LLC 425 (DE)* *Not yet capitalized.
Allstate Digital Ventures, LLC 424 (DE)* *Not yet capitalized.
Collective Sourcing, LLC 162 (DE)* *Not yet capitalized.
Allstate Enterprises, LLC 400 (DE)
Allstate Motor Club, Inc. 071 (DE)
Signature Motor Club, Inc. 401 (DE)
Signature Agency, Inc. 405 (DE)
Signature Motor Club of California, Inc. 407 (CA)
Signature's Nationwide Auto Club, Inc. 404 (DE)
Signature Nationwide Auto Club of California, Inc. 408 (CA)
Arity, LLC 156 (DE)
Arity 875, LLC 159 (DE)
Arity Services, LLC 171 (DE)* *Not yet capitalized.
ANIHI Newco, LLC 172 (DE)
SquareTrade Holding Company, Inc. 160 (DE)
SquareTrade, Inc. (DE)
SquareTrade Canada, Inc. (British Columbia, Canada)
SquareTrade Australia Pty Ltd (Victoria, Australia)
SquareTrade Singapore Pte. Ltd. (Singapore)
PlumChoice, Inc. (DE)
PlumChoice Business Services, Inc. (DE)
iCracked Inc. (DE)
iCracked Canada Inc. (Ontario, Canada)
iCracked Japan, Inc. (Japan) (37.5% owned by iCracked Inc.)
SquareTrade Insurance Services, Inc. (DE)
SquareTrade Limited (UK)
SquareTrade Europe Limited (Malta)
SquareTrade Japan GK (Japan)
Pablo Creek Services, Inc. 398 (IL)
Ivantage Select Agency, Inc. 350 (IL)
Northeast Agencies, Inc. 351 (NY)
Allstate Global Holdings Limited 154 (NI)
Allstate Northern Ireland Limited 151 (NI)
Arity International Limited 158 (NI)
InfoArmor, Inc. 165 (DE)
VigilanteATI, Inc. (DE)
Identity Protection Strategic Solutions LLC (NJ)
Allstate Finance Company Agency Loans, LLC 212 (DE)
Allstate Investments, LLC 345 (DE)
Allstate Investment Management Company 079 (DE)
Allstate Short Term Pool, LLC 208 (DE) (Allstate and certain of its subsidiaries have undivided interest in the underlying assets of the pool in proportion to their membership percentage. Allstate Investment Management Company is the managing member.)
KEY
Public Company
First Tier
Second Tier
Third Tier
Fourth Tier
Fifth Tier
Sixth Tier
Non-stock Insurance Company
Non-stock Investment Pool
Holding Company

[1] Corporate Organizational Chart does not include joint venture affiliated investments with third-parties (see Schedule Y of Statutory Statements).

Item 29: INDEMNIFICATION
The Articles of Incorporation of Allstate Life Insurance Company of New York (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.
The By-Laws of Allstate Distributors, LLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.
Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. PRINCIPAL UNDERWRITERS
Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.
Allstate Life Insurance Company of New York does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Allstate Life Insurance Company of New York reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Allstate Life Insurance Company of New York provides on the Policies.
In addition to Allstate Life Insurance Company of New York Variable Life Separate Account A, ADLLC serves as the principal distributor of certain life insurance policies and the following separate accounts:

Allstate Life Variable Life Separate Account A
Allstate Life Insurance Co Variable Annuity Separate Account C
   Intramerica Variable Annuity Account
Allstate Assurance Company Variable Life Separate Account
Lincoln Benefit Life Variable Life Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3075 Sanders Road, Northbrook, IL 60062.

Name	Position with Distributor
JAMES M. FLEWELLEN	MANAGER AND CHAIRMAN OF THE BOARD
ANGELA K. FONTANA	MANAGER, VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
MARY JANE FORTIN	MANAGER
MARY K. NELSON	MANAGER AND PRESIDENT
BRIGITTE K. LENZ	MANAGER
MICHAEL A. PEDRAJA	SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
BRIAN P. STRICKER	MANAGER
JOHN C. PINTOZZI	SENIOR VICE PRESIDENT AND CONTROLLER
CHRISTINA HWANG	SENIOR VICE PRESIDENT
KENNETH P. PRIESS	VICE PRESIDENT AND TREASURER
COURTNEY V. WELTON	SENIOR VICE PRESIDENT AND CHIEF PRIVACY AND ETHICS OFFICER
DANA GOLDSTEIN	CHIEF COMPLIANCE OFFICER
DANIEL G. GORDON	VICE PRESIDENT AND ASSISTANT SECRETARY
LISETTE S. WILLEMSEN	ASSISTANT SECRETARY
CAROL E. LUNDAHL	VICE PRESIDENT AND ASSISTANT TREASURER

Item 31. LOCATION OF ACCOUNTS AND RECORDS
The Depositor, Allstate Life Insurance Company of New York, is located at 878 Veteran's Memorial Highway, Suite 400, Hauppauge, New York 11788 with additional mailing addresses and service center addresses in Nebraska. The Principal Underwriter, Allstate Distributors, LLC is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 32. MANAGEMENT SERVICES
None.

Item 33. REPRESENTATION OF REASONABLENESS OF FEES
Allstate Life Insurance Company of New York hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the day of April 13, 2020.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
(REGISTRANT)

BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
(DEPOSITOR)

By: /s/ ANGELA K. FONTANA
--------------------------
Angela K. Fontana
Senior Vice President, General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the day of April 13, 2020.

(Signature)	(Title)

*/ MARY JANE FORTIN	Director, Chairman of the Board, President and Chief Executive Officer
Mary Jane Fortin	(Principal Executive Officer)

*/ MAUREEN A. BUCKLEY	Director
Maureen A. Buckley

/s/ ANGELA K. FONTANA	Director, Senior Vice President, General Counsel and Secretary
Angela K. Fontana

*/ JOHN R. HURLEY	Director
John R. Hurley

*/ MARIO IMBARRATO	Director
Mario Imbarrato

*/ BRIAN P. STRICKER	Director and Senior Vice President
Brian P. Stricker

*/MARIO RIZZO	Chief Financial Officer
Mario Rizzo	(Principal Financial Officer)

*/JOHN R. RABEN, JR.	Director
John R. Raben, Jr.

*/REBECCA D. KENNEDY	Director and Vice President
Rebecca D. Kennedy

*/GENE L. LUNMAN	Director
Gene L. Lunman

*/JOHN C. PINTOZZI	Senior Vice President and Controller
John C. Pintozzi	(Principal Accounting Officer)

*/ By Angela K. Fontana, pursuant to Power of Attorney, filed herewith or previously filed.

EXHIBIT INDEX
Exhibit No. Description

(26)(k)	Opinion and Consent of Counsel
(26)(n)(1) Consent of Independent Registered Public Accounting Firm

(99)(c)	Powers of Attorney for Rebecca D. Kennedy, John C. Pintozzi and Mario Rizzo